UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, California 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

Item 1.   Schedule of Investments

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [80.5%]
FAMC DN
0.562%, 03/23/17(A)	$40,000	$39,949
0.642%, 05/18/17(A)	26,000	25,937
FFCB
0.851%, 01/02/17(B)	50,000	49,997
0.704%, 01/08/17(B)	50,000	49,993
0.679%, 01/08/17(B)	27,175	27,169
0.654%, 01/15/17(B)	50,000	50,000
FHLB
0.707%, 01/01/17(B)	50,000	50,000
0.657%, 01/01/17(B)	50,000	50,000
0.627%, 01/01/17(B)	75,000	74,996
0.616%, 01/04/17(B)	50,000	50,000
0.732%, 01/16/17(B)	50,000	50,000
0.836%, 01/19/17(B)	50,000	50,000
0.613%, 01/20/17(B)	50,000	50,000
0.791%, 01/24/17(B)	50,000	50,000
0.716%, 01/26/17(B)	50,000	50,000
0.693%, 02/08/17(B)	50,000	50,000
0.739%, 02/18/17(B)	25,000	25,004
0.711%, 02/21/17(B)	50,000	50,000
0.767%, 03/26/17(B)	50,000	50,000
0.750%, 11/16/17	40,220	40,192
FHLB DN
0.352%, 01/04/17(A)	146,650	146,646
0.394%, 01/06/17(A)	124,500	124,493
0.340%, 01/09/17(A)	100,000	99,992
0.392%, 01/11/17(A)	160,000	159,983
0.451%, 01/13/17(A)	100,000	99,985
0.390%, 01/17/17(A)	99,500	99,483
0.409%, 01/18/17(A)	235,000	234,955
0.457%, 01/20/17(A)	153,400	153,363
0.414%, 01/25/17(A)	200,000	199,945
0.437%, 01/27/17(A)	200,000	199,937
0.461%, 02/01/17(A)	50,000	49,980
0.451%, 02/02/17(A)	50,000	49,980
0.431%, 02/03/17(A)	150,000	149,941
0.460%, 02/08/17(A)	125,000	124,939
0.519%, 02/10/17(A)	100,000	99,942
0.370%, 02/14/17(A)	100,000	99,955
0.520%, 02/15/17(A)	100,000	99,935
0.486%, 02/17/17(A)	115,500	115,427
0.521%, 02/22/17(A)	50,000	49,962
0.505%, 02/24/17(A)	100,000	99,924
0.508%, 03/01/17(A)	87,683	87,610
0.483%, 03/08/17(A)	50,000	49,956
0.554%, 03/15/17(A)	48,403	48,349
0.501%, 03/22/17(A)	73,635	73,553
0.546%, 03/24/17(A)	100,000	99,876
0.496%, 04/12/17(A)	50,000	49,931
0.476%, 04/17/17(A)	46,000	45,936
0.481%, 04/19/17(A)	50,000	49,928
0.485%, 04/26/17(A)	50,000	49,923
0.499%, 04/28/17(A)	50,000	49,919
0.637%, 05/17/17(A)	50,000	49,880
0.637%, 05/19/17(A)	50,000	49,878
0.637%, 05/24/17(A)	50,000	49,874
0.662%, 06/21/17(A)	50,000	49,843

Description	Face Amount (000)	Value (000)

FHLMC DN
0.430%, 01/19/17(A)	$43,250	$43,241
0.441%, 02/06/17(A)	50,000	49,978
0.491%, 05/03/17(A)	100,000	99,834
FNMA
0.759%, 01/20/17(B)	50,000	49,999

Total U.S. Government Agency Obligations
(Cost $4,439,512)		4,439,512

Municipal Bonds [4.0%]
California [0.9%]
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.580%, 01/05/17(B) (C) (D)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.580%, 01/05/17(B) (C) (D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.560%, 01/05/17(B) (C) (D)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.580%, 01/05/17(B) (C) (D)	9,000	9,000

Total California		51,750

New York [2.3%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.710%, 01/05/17(B) (C)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.730%, 01/05/17(B) (C)	9,350	9,350
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.750%, 01/04/17(B) (C) (D)	18,100	18,100
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.750%, 01/04/17(B) (C) (D)	23,800	23,800
New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.650%, 01/04/17(B) (C) (D)	15,000	15,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)/Shares	Value (000)

New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.750%, 01/04/17(B) (C)	$25,500	$25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.600%, 01/04/17(B) (C) (D)	20,000	20,000

Total New York		125,250

Texas [0.5%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.600%, 01/04/17(B) (C) (D)	13,195	13,195
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.580%, 01/05/17(B) (C) (D)	13,090	13,090

Total Texas		26,285

Washington [0.3%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.580%, 01/05/17(B) (C) (D)	16,295	16,295

Total Municipal Bonds
(Cost $219,580)		219,580

U.S. Treasury Obligations [1.8%]
U.S. Treasury Note
0.500%, 01/31/17	50,000	50,002
United States Treasury Bills
0.387%, 01/26/17(A)	50,000	49,987

Total U.S. Treasury Obligations
(Cost $99,989)		99,989

Repurchase Agreements [13.6%]
Barclays (E)
0.500%, dated 12/31/16, repurchased on 01/03/17, repurchase price $50,000,694 (collateralized by various U.S. Government obligations, par values ranging from $100 to $16,200,000, 0.875% - 3.000%, 07/31/17 to 11/15/45; with a total market value $50,811,107)	50,000	50,000

Description	Face Amount (000)/Shares	Value (000)

Goldman Sachs (E)
0.430%, dated 12/31/16, repurchased on 01/03/17, repurchase price $125,001,493 (collateralized by various U.S. Government obligations, par values ranging from $2,317,600 to $21,900,000, 0.000% - 0.000%, 11/15/18 to 08/15/43; with a total market value $127,478,483)	$125,000	$125,000
Wells Fargo (E)
0.450%, dated 12/31/16, repurchased on 01/03/17, repurchase price $575,007,188 (collateralized by various U.S. Government obligations, par values ranging from $1,000 to $9,265,000, 0.000% - 8.000%, 01/25/17 to 01/01/47; with a total market value $584,954,124)	575,000	575,000

Total Repurchase Agreements
(Cost $750,000)		750,000

Total Investments [99.9%]
(Cost $5,509,081)†		$5,509,081

Percentages are based on Net Assets of $5,516,271 (000).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2016.
(C)	Put and Demand Feature — The date reported is the next reset or put date.
(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
RB — Revenue Bond
Ser — Series

As of December 31, 2016, all of the Fund's investments are Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Treasury Obligations [48.7%]
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$2,983	$3,014
U.S. Treasury Notes
2.750%, 02/28/18	5,000	5,100
2.375%, 12/31/20	6,500	6,659
2.125%, 12/31/21	4,300	4,337
2.000%, 11/30/20	5,000	5,052
1.875%, 10/31/22	2,025	1,998
1.750%, 10/31/18	3,000	3,032
1.625%, 06/30/20	2,800	2,801
1.500%, 12/31/18	7,285	7,327
1.375%, 06/30/18	3,400	3,416
1.375%, 09/30/18	5,000	5,019
1.375%, 12/15/19	4,440	4,429
1.375%, 04/30/20	3,500	3,477
1.375%, 10/31/20	5,000	4,939
1.250%, 12/15/18	3,500	3,504
0.875%, 05/31/18	3,175	3,169
U.S. Treasury STRIPS
2.284%, 11/15/21(A)	6,100	5,539

Total U.S. Treasury Obligations
(Cost $72,950)		72,812

U.S. Government Agency Obligations [35.3%]
FFCB
0.929%, 09/20/19(B)	4,900	4,905
0.730%, 10/03/18(B)	3,000	3,001
0.699%, 04/09/18(B)	3,960	3,960
FHLB
2.375%, 06/10/22	3,000	3,042
FNMA
5.000%, 02/13/17	3,180	3,196
2.482%, 10/09/19(A)	5,805	5,505
1.875%, 02/19/19	445	451
1.750%, 06/20/19	4,525	4,573
1.500%, 11/30/20	5,000	4,937
1.250%, 08/17/21	5,000	4,832
0.875%, 02/08/18	5,500	5,496
0.875%, 05/21/18	4,500	4,487
0.759%, 07/20/17(B)	4,455	4,457

Total U.S. Government Agency Obligations
(Cost $53,042)		52,842

U.S. Government Mortgage-Backed Obligations [13.6%]
FHLMC, Pool G15696
3.000%, 12/01/30	2,816	2,910
FHLMC REMIC, Ser 2011-3874, Cl JA
3.000%, 04/15/25	1,421	1,444
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	414	419
FNMA, Pool 466656
3.130%, 12/01/17	4,023	4,059
FNMA, Pool AS4877
3.000%, 04/01/30	2,394	2,459

Description	Face Amount (000)/Shares	Value (000)

FNMA, Pool FN0004
3.619%, 12/01/20	$4,839	$5,091
FNMA ARM, Pool 766620
2.772%, 01/01/17(B)	121	127
FNMA REMIC, Ser 2010-123, Cl HA
2.500%, 03/25/24	1,478	1,488
FNMA REMIC, Ser 2015-93, Cl AD
2.000%, 11/25/30	2,057	2,036
GNMA, Pool 329656
8.000%, 08/15/22	4	4
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	4	4
GNMA, Pool 584992
7.500%, 04/15/32	26	28
GNMA ARM, Pool G2 81318
2.125%, 01/01/17(B)	175	182
GNMA ARM, Pool G2 81447
2.125%, 01/01/17(B)	36	38

Total U.S. Government Mortgage-Backed Obligations
(Cost $20,438)		20,291

Municipal Bond [0.2%]
California [0.2%]
Southern California Public Power Authority, Sub-Ser B, AGM, ETM
6.930%, 05/15/17	300	306

Total Municipal Bond
(Cost $307)		306

Short-Term Investments [1.9%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	1,427,787	1,428
SEI Daily Income Trust Government Fund, Cl A, 0.320%**	1,427,787	1,428

Total Short-Term Investments
(Cost $2,856)		2,856

Total Investments [99.7%]
(Cost $149,593)†		$149,107

Percentages are based on Net Assets of $149,628 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $149,593 (000), and the unrealized appreciation and depreciation were $328 (000) and $814 (000), respectively.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
‡	Investment in Affiliate.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Government Bond Fund

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2016.

AGM — Assured Guarantee Municipal
ARM — Adjustable Rate Mortgage
Cl — Class
ETM — Escrowed to Maturity
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$72,812	$—	$72,812
U.S. Government Agency Obligations	—	52,842	—	52,842
U.S. Government Mortgage-Backed Obligations	—	20,291	—	20,291
Municipal Bond	—	306	—	306
Short-Term Investments	2,856	—	—	2,856
Total Investments in Securities	$2,856	$146,251	$—	$149,107

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$855
Purchases at Cost	3,556
Proceeds from Sales	(2,983)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/16	$1,428
Dividend Income	$—

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [82.5%]
Auto-Med and Heavy Duty Trks [0.8%]
PACCAR Financial, MTN
1.750%, 08/14/18	$1,000	$1,004

Automotive [1.8%]
American Honda Finance, MTN
1.700%, 09/09/21	2,500	2,413

Banks [14.5%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,490
Barclays Bank, MTN
2.454%, 01/10/17(A)	1,950	1,948
Capital One
2.350%, 08/17/18	500	503
1.850%, 09/13/19	1,500	1,482
Fifth Third Bank
2.250%, 06/14/21	3,000	2,966
JPMorgan Chase
6.300%, 04/23/19	2,000	2,186
6.000%, 01/15/18	405	422
National Australia Bank, MTN
2.750%, 03/09/17	480	481
Nordea Bank, MTN
2.375%, 04/04/19(B)	1,000	1,007
PNC Bank
2.700%, 11/01/22	2,500	2,461
Standard Chartered, MTN
1.700%, 04/17/18(B)	3,000	2,978
Westpac Banking
4.875%, 11/19/19	65	70

Total Banks		18,994

Broadcasting & Cable [3.0%]
CBS
4.300%, 02/15/21	1,400	1,484
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,437

Total Broadcasting & Cable		3,921

Computer System Design & Services [3.1%]
Apple
2.850%, 02/23/23	1,000	1,006
Hewlett Packard Enterprise
2.598%, 01/05/17(A) (B)	3,000	3,028

Total Computer System Design & Services		4,034

Computers-Memory Devices [0.8%]
NetApp
2.000%, 12/15/17	1,000	1,003

Diagnostic Equipment [0.5%]
Danaher
1.650%, 09/15/18	700	701

Description	Face Amount (000)	Value (000)

Drugs [0.8%]
AbbVie
2.500%, 05/14/20	$1,000	$1,000

Electric Utilities [2.5%]
American Electric Power
1.650%, 12/15/17	1,000	1,001
Commonwealth Edison
6.950%, 07/15/18	1,000	1,074
Exelon Generation
6.200%, 10/01/17	1,200	1,240

Total Electric Utilities		3,315

Financial Services [8.9%]
Daimler Finance North America
2.250%, 07/31/19(B)	2,900	2,904
Ford Motor Credit
2.551%, 10/05/18	2,000	2,011
2.375%, 01/16/18	1,000	1,004
Harley-Davidson Funding
6.800%, 06/15/18(B)	2,500	2,673
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	1,000	1,003
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,000

Total Financial Services		11,595

Food, Beverage & Tobacco [3.3%]
Anheuser-Busch InBev Finance
2.146%, 02/02/17(A)	2,000	2,035
Kraft Heinz Foods
2.000%, 07/02/18	1,000	1,000
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,232

Total Food, Beverage & Tobacco		4,267

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20	250	251

Insurance [2.6%]
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,018
Genworth Holdings
7.700%, 06/15/20	1,400	1,354

Total Insurance		3,372

Investment Banker/Broker Dealer [9.2%]
Bank of America, MTN
6.400%, 08/28/17	400	412
Citigroup
2.361%, 09/01/23(A)	1,000	1,020
Deutsche Bank, MTN
2.850%, 05/10/19	1,450	1,444
Goldman Sachs Group
2.625%, 01/31/19	500	505
HSBC Holdings
3.400%, 03/08/21	2,500	2,542
Jefferies Group
5.125%, 01/20/23	1,300	1,361
CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Macquarie Group
6.000%, 01/14/20(B)	$2,000	$2,167
Morgan Stanley, MTN
5.950%, 12/28/17	465	484
3.750%, 02/25/23	2,000	2,054

Total Investment Banker/Broker Dealer		11,989

Medical Labs and Testing Srv [1.1%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,498

Medical-HMO [2.1%]
Aetna
2.400%, 06/15/21	1,250	1,245
UnitedHealth Group
1.625%, 03/15/19	1,500	1,494

Total Medical-HMO		2,739

Multi-line Insurance [2.0%]
MetLife
4.750%, 02/08/21	2,400	2,610

Petroleum & Fuel Products [6.2%]
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,003
Korea National Oil, MTN
2.750%, 01/23/19(B)	1,500	1,517
Shell International Finance BV
4.300%, 09/22/19	125	132
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,375
Total Capital International
2.875%, 02/17/22	4,000	4,032

Total Petroleum & Fuel Products		8,059

Real Estate Investment Trusts [5.0%]
American Tower
7.250%, 05/15/19	1,200	1,318
HCP
3.150%, 08/01/22	1,000	987
Kimco Realty
6.875%, 10/01/19	1,080	1,210
Simon Property Group
2.500%, 09/01/20	2,000	2,013
Welltower
4.700%, 09/15/17	1,000	1,022

Total Real Estate Investment Trusts		6,550

Regional Authority [1.6%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,155

Retail [4.4%]
AutoZone
4.000%, 11/15/20	1,400	1,469
Lowe's
6.100%, 09/15/17	3,000	3,101

Description	Face Amount (000)	Value (000)

Walgreens Boots Alliance
3.100%, 06/01/23	$1,200	$1,192

Total Retail		5,762

Security Brokers & Dealers [2.9%]
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,258
Goldman Sachs Group
2.241%, 03/27/17(A)	2,500	2,514

Total Security Brokers & Dealers		3,772

Telephones & Telecommunications [3.7%]
America Movil
5.000%, 03/30/20	2,600	2,780
AT&T
3.600%, 02/17/23	2,000	2,017

Total Telephones & Telecommunications		4,797

Trucking & Leasing [1.5%]
Penske Truck Leasing
4.875%, 07/11/22(B)	1,100	1,181
3.750%, 05/11/17(B)	750	756

Total Trucking & Leasing		1,937

Total Corporate Bonds
(Cost $107,474)		107,738

Municipal Bonds [6.8%]
California [1.1%]
State of California, GO
6.200%, 03/01/19	1,300	1,418

Florida [3.2%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,168

New York [2.5%]
New York State, Urban Development, RB
2.790%, 03/15/21	1,205	1,218
New York State, Water & Sewer System, Ser A-2, RB
Callable 01/03/17 @ 100
0.700%, 06/15/44(A)	2,000	2,000

Total New York		3,218

Total Municipal Bonds
(Cost $8,783)		8,804

Asset-Backed Securities [3.8%]
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/19	2,000	1,980

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Nissan Auto Lease Trust 2015-A, Ser 2015-A, Cl A3
1.400%, 06/15/18	$3,000	$3,003

Total Asset-Backed Securities
(Cost $5,000)		4,983

Closed-End Fund [2.6%]
Stone Ridge Reinsurance Risk Premium Interval Fund, %** (C)	338,592	3,434

Total Closed-End Fund
(Cost $3,450)		3,434

U.S. Government Mortgage-Backed Obligation [0.0%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	—	—

Total U.S. Government Mortgage-Backed Obligation
(Cost $0)		—

Short-Term Investments [3.5%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.070%** ‡	2,144,707	2,145
Goldman Sachs Financial Square Funds - Government Fund, 0.449%**	2,361,668	2,361

Total Short-Term Investments
(Cost $4,506)		4,506

Total Investments [99.2%]
(Cost $129,213)†		$129,465

Percentages are based on Net Assets of $130,558 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2016.
†	At December 31, 2016, the tax basis cost of the Fund's investments was $129,213 (000), and the unrealized appreciation and depreciation were $827 (000) and $575 (000), respectively.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2016.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $19,213 (000), representing 14.7% of the net assets of the Fund.

(C)	Security is considered illiquid. The total market value of such security as of December 31, 2016 was $3,434 (000) and represented 2.6% of net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$107,738	$—	$107,738
Municipal Bonds	—	8,804	—	8,804
Asset-Backed Securities	—	4,983	—	4,983
Closed-End Fund	3,434	—	—	3,434
U.S. Government Mortgage-Backed Obligation	—	—	—	—
Short-Term Investments	4,506	—	—	4,506
Total Investments in Securities	$7,940	$121,525	$—	$129,465

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$808
Purchases at Cost	6,193
Proceeds from Sales	(4,856)
Ending balance as of 12/31/16	$2,145
Dividend Income	—

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [96.6%]
California [95.1%]
Bay Area Toll Authority, Ser C, RB
Pre-Refunded @ 100
1.875%, 04/01/19(A) (B)	$1,200	$1,205
Bay Area Toll Authority, Ser D, RB
Pre-Refunded @ 100
1.875%, 04/01/20(A) (B)	750	750
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	554
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	578
California State University, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	288
California State, Department of Water Resources, Ser F-3, RB
Pre-Refunded @ 100
4.375%, 05/01/18(A)	200	209
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	118
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	117
California State, GO
5.250%, 09/01/22	1,000	1,169
California State, GO
Callable 04/01/18 @ 100
5.125%, 04/01/33	1,050	1,097
California State, GO
5.000%, 11/01/19	1,000	1,095
California State, GO
5.000%, 09/01/20	1,000	1,116
California State, GO
5.000%, 12/01/21	1,000	1,143
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,149
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,162
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	577
California State, GO
4.000%, 03/01/18	1,000	1,033
California State, GO
4.000%, 02/01/19	1,000	1,054
California State, GO
Callable 09/01/26 @ 100
4.000%, 09/01/31	2,000	2,117
California State, GO
Pre-Refunded @ 100
3.000%, 12/01/19(A) (B)	1,000	1,025

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
Callable 01/03/17 @ 100
0.620%, 09/01/38(B) (C)	$500	$500
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	298
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	768
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	387
California State, Health Facilities Financing Authority, Insured Marshall Medical Center, RB, CA MTG INS
Callable 11/01/24 @ 100
5.000%, 11/01/29	250	288
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/17/17(A) (B)	875	900
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
Pre-Refunded @ 100
5.000%, 10/15/20(A) (B)	975	1,088
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	514
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	133
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,151
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	510
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	555	595
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	555
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	273
California State, Ser E, GO
Pre-Refunded @ 100
1.370%, 12/03/18(A) (B)	1,000	1,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	$350	$406
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	1,235	1,331
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Pre-Refunded @ 100
1.670%, 05/01/17(A) (B)	2,000	2,001
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	220	233
Central Basin Municipal Water District, Ser A, RB, AGM
Callable 08/01/26 @ 100
5.000%, 08/01/28	885	1,030
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,156
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	409
East Bay Municipal Utility District Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	750	896
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	533
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,069
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,081
Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,140	1,277
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	551
Irvine, Unified School District, SPL Tax, BAM
Callable 03/01/25 @ 100
5.000%, 09/01/30	250	286
JPM Chase Putters, Ser 2015-ZF0184, RB
0.820%, 12/01/22(B) (D) (E)	1,000	1,000
0.750%, 02/01/23(B) (D) (E)	1,000	1,000
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,151
Long Beach, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	526

Description	Face Amount (000)	Value (000)

Long Beach, Unified School District, GO
5.000%, 08/01/26	$1,000	$1,213
Long Beach, Unified School District, Prefunded Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(A)	2,010	2,201
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	577
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	601
Los Angeles County, Public Works Financing Authority, Ser D, RB
Callable 12/01/25 @ 100
5.000%, 12/01/28	600	705
Los Angeles, Department of Airports, Senior International Governmental, Ser C, RB
4.000%, 05/15/17	545	551
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	664
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	544
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	590
Los Angeles, Department of Water & Power, Power System Project, Sub-Ser A-7, RB
Callable 02/01/17 @ 100
0.540%, 07/01/35(B)	1,000	1,000
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	613
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	589
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	308
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/07/17(A)	500	510
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,116
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	370
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/25 @ 100
5.000%, 07/01/30	505	594
Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,000	2,039

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	$500	$557
North City, West School Facilities Financing Authority, Sub-Ser A, SPL Tax, AGM
5.000%, 09/01/20	1,000	1,111
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB, AGC
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	526
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	374
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	501
Petaluma, Joint Unified High School District, Election of 2014, Ser A, GO
4.000%, 08/01/18	595	621
Pittsburg California Water Revenue, Ser A, RB
Callable 08/01/26 @ 100
4.000%, 08/01/31	500	526
Port of Oakland, Ser B, RB, NATL
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	516
Riverside County, Transportation Commission, Ser A, RB
Callable 06/01/23 @ 100
5.250%, 06/01/28	500	583
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,134
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	515
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	562
Sacramento, Area Flood Control Agency, SAB
Callable 10/01/26 @ 100
5.000%, 10/01/30	500	589
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Pre-Refunded @ 100
5.000%, 10/01/17(A)	400	412
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	881
San Diego, Public Facilities Financing Authority Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,209
San Francisco California Public Utilities Commission Water Revenue, Sub-Ser, RB
Callable 11/01/26 @ 100
5.000%, 11/01/29	680	815
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	501

Description	Face Amount (000)	Value (000)

San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
Callable 02/03/17 @ 100
3.750%, 07/01/18	$500	$501
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,201
San Francisco City & County, Public Utilities Commission Water Revenue, Ser A, RB
5.000%, 11/01/20	250	280
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	552
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 02/03/17 @ 100
5.250%, 08/01/18	345	345
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,083
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,207
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	824
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	540
San Luis Obispo County, Financing Authority, Nacimiento Water Project, Ser A, RB, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/30	500	583
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	550
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	695
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	423
Southern California, Metropolitan Water District, Ser G-4, RB
Pre-Refunded @ 100
3.000%, 10/01/19(A) (B)	1,000	1,034
Southern California, Public Power Authority, Linden Wind Energy Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/27	1,065	1,177
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,375	1,402

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Tahoe-Truckee Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	$200	$239
Tahoe-Truckee Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	237
Torrance California, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	385	449
Turlock, Irrigation District, Ser 2014, RB
5.000%, 01/01/19	200	214
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	575
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	588
University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	605	696
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	553
University of California, Ser AT, RB
Pre-Refunded @ 100
1.400%, 05/15/21(A) (B)	2,000	1,934
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	500	566
Ventura County, Community College District, GO
Callable 08/01/21 @ 100
5.000%, 08/01/24	385	439
Ventura County, Public Financing Authority, Ser A, RB
5.000%, 11/01/19	500	550
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	526
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	535
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	322
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,178

Total California		91,168

Connecticut [1.0%]
Connecticut State, Ser A, GO
Pre-Refunded @ 100
2.070%, 03/01/18(A) (B)	1,000	1,000

Description	Face Amount (000)/Shares	Value (000)

Guam [0.5%]
Territory of Guam, Ser A, RB
5.000%, 01/01/17	$500	$500

Total Municipal Bonds
(Cost $92,664)		92,668

Affiliated Registered Investment Company [0.5%]
City National Rochdale Municipal High Income Fund, Class N ‡	48,591	499

Total Affiliated Registered Investment Company
(Cost $500)		499

Short-Term Investment [2.1%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	1,981,073	1,981

Total Short-Term Investment
(Cost $1,981)		1,981

Total Investments [99.2%]
(Cost $95,145)†		$95,148

Percentages are based on Net Assets of $95,944 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $95,145 (000), and the unrealized appreciation and depreciation were $778 (000) and $775 (000), respectively.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
‡	Investment in Affiliate.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2016.
(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)
Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2016.

(E)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $2,000 (000), representing 2.1% of the net assets of the Fund.

AGC — Assured Guarantee Corp
AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
BAM — Build America Mutual Assurance Company
CA MTG INS — Cal-Mortgage Loan Insurance Division
Cl — Class
COP — Certificate of Participation
EPA — Environmental Protection Agency
ETM — Escrowed to Maturity
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2016  (unaudited)

City National Rochdale California Tax Exempt Bond Fund

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$92,668	$—	$92,668
Affiliated Registered Investment Company	499	—	—	499
Short-Term Investment	1,981	—	—	1,981
Total Investments in Securities	$2,480	$92,668	$—	$95,148

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):

	City National Rochdale Government Money Market Fund, Institutional Class	City National Rochdale Municipal High Income Fund, Class N
Beginning balance as of 9/30/16	$1,331	$2,312
Purchases at Cost	19,907	750
Proceeds from Sales	(19,257)	(2,428)
Unrealized Gain (Loss)	—	(63)
Realized Gain (Loss)	—	(72)
Ending balance as of 12/31/16	$1,981	$499
Dividend Income	—	$12

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [98.3%]
Alabama [2.0%]
Birmingham, Water Works Board, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/42	$5,000	$5,570
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	4,315	4,567
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	4,000	4,524
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	4,000	4,715

Total Alabama		19,376

Alaska [0.5%]
Northern Tobacco Securitization, Ser A, RB
Callable 01/19/17 @ 100
5.000%, 06/01/46	6,000	4,907

Arizona [2.1%]
Glendale, Industrial Development Authority, RB
4.250%, 11/15/26	485	454
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	546
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	905
Glendale, Industrial Development Authority, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,500	1,340
Phoenix, Industrial Development Authority, RB
5.750%, 07/01/24(A)	1,400	1,508
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(A)	3,300	3,123
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,627
Salt Verde Financial, RB
5.000%, 12/01/37	8,000	8,825

Description	Face Amount (000)	Value (000)

Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(A)	$2,015	$1,957

Total Arizona		20,285

California [9.6%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	6,500	7,128
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,693
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(A)	4,000	3,843
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45(A)	2,000	2,001
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,687
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,093
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	603
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,054
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	720	762
California Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(H)	3,155	2,529

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	$4,655	$4,624
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	9,805	9,384
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47	7,280	6,431
Golden State Tobacco Securitization, Sub-Ser B, RB
Callable 06/01/17 @ 17
0.000%, 06/01/47(B)	25,000	1,818
Inland Empire Tobacco Securitization Authority, RB
Callable 06/01/17 @ 29
0.000%, 06/01/36(B)	25,000	6,615
Lake Elsinore, Public Financing Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/35	2,650	2,821
Los Angeles County, Tobacco Securitization Agency, RB
Callable 12/01/18 @ 100
5.700%, 06/01/46	3,000	2,945
M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,372
Northern California Gas Authority No. 1, Ser B, RB
1.389%, 07/01/27(C)	5,000	4,445
Palomar Pomerado Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30	3,920	4,310
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,143
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,157
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,071

Description	Face Amount (000)	Value (000)

San Mateo, Foster City School District, GO
Callable 08/01/31 @ 100
6.625%, 08/01/26(D)	$6,000	$4,978
Southern California, Public Power Authority, Ser A, RB
2.064%, 11/01/38(C)	2,500	2,188
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 01/19/17 @ 100
5.000%, 06/01/37	3,000	2,856
Southern California, Tobacco Securitization Authority, Ser A1-SNR, RB
Callable 01/19/17 @ 100
5.125%, 06/01/46	4,000	3,658

Total California		90,209

Colorado [7.2%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,694
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,895	2,965
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	1,500	1,508
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
6.250%, 12/01/44	2,860	3,005
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
5.500%, 12/01/45	2,345	2,253
City & County of Denver Colorado, Ser A, RB
Callable 08/01/26 @ 100
4.000%, 08/01/46	10,000	10,224
Colorado Health Facilities Authority, RB
Callable 01/01/24 @ 102
5.000%, 01/01/31	1,100	1,126
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(A)	1,515	1,418

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(A)	$2,655	$2,443
Colorado State, Educational & Cultural Facilities Authority, Charter School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(A)	915	881
Colorado State, Educational & Cultural Facilities Authority, Charter School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(A)	1,930	1,844
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/44(A)	1,350	1,372
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.500%, 07/01/49(A)	1,600	1,624
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,051
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	7,828
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	1,000	1,006
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	1,885
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,833
Great Western Park Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,687
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	1,250	1,140

Description	Face Amount (000)	Value (000)

Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	$2,590	$2,443
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,348
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	1,250	1,145
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,098
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,096
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,500
Solaris Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	703
Solaris Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,030	2,011
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,000	915
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,468
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	349
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	102
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	311
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	230

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	$575	$605

Total Colorado		68,111

Connecticut [0.5%]
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
10.340%, 12/01/45(A) (C) (E)	3,335	4,303

Delaware [0.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,051

District of Columbia [0.2%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44(D)	2,000	2,173

Florida [8.0%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,661
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,074
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	960	1,015
Capital Trust Agency, RB
Callable 02/03/17 @ 100
7.000%, 01/01/35(C) (D) (H)	815	803
Capital Trust Agency, RB
Callable 02/03/17 @ 100
5.750%, 01/01/50(H)	945	848
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(H)	3,390	2,727

Description	Face Amount (000)	Value (000)

Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(H)	$1,000	$799
Florida State, Development Finance, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(A)	4,930	4,913
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,143
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	1,031
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	2,905
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35(A)	1,350	1,343
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45(A)	3,000	2,981
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	1,000	1,123
Miami-Dade County Educational Facilities Authority, Ser A, RB
Callable 04/01/25 @ 100
5.000%, 04/01/45	10,000	10,886
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,420
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(A)	1,605	1,553

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Mid-Bay Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(F)	$5,200	$6,460
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,282
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,122
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	577
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,326
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(F)	3,000	3,442
Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	11,000	9,290

Total Florida		75,724

Georgia [0.9%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,852
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,090
Greene County, Development Authority, GLEN-I, LLC Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(A)	3,400	3,328

Description	Face Amount (000)	Value (000)

Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	$810	$874

Total Georgia		8,144

Hawaii [0.3%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(F)	2,255	2,651

Illinois [7.2%]
Bridgeview Village, Cook County, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,033
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,746
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,273
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,175
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31	1,000	1,048
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.250%, 01/01/30	2,770	2,644
Chicago, Waterworks Revenue, RB
Callable 11/01/26 @ 100
5.000%, 11/01/29	1,000	1,106
Chicago, Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/28	1,000	1,111
Chicago, Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	1,025	1,129
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/29	1,770	1,940
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	1,000	1,091
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	4,000	4,472

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46	$1,825	$2,037
Illinois State, Finance Authority, RB
Callable 06/01/26 @ 100
5.000%, 12/01/46	2,500	2,640
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,079
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,060
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,530
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
3.625%, 02/15/32	3,500	3,079
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
3.750%, 02/15/34	3,480	3,031
Illinois State, Finance Authority, Ser C, RB
Callable 02/15/27 @ 100
4.000%, 02/15/41	2,500	2,072
Illinois State, Finance Authority, Ser C-PRESENCE, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,935	1,967
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,461
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 02/03/17 @ 100
5.875%, 02/15/38	6,750	6,753
Illinois State, Housing Development Authority, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(A)	5,000	4,468
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,134

Description	Face Amount (000)	Value (000)

Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/03/17 @ 100
5.350%, 03/01/31	$75	$56
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,730

Total Illinois		67,865

Indiana [1.4%]
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,796
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	3,227
Chesterton, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(A)	2,100	1,943
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,783
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,203

Total Indiana		12,952

Iowa [0.7%]
Iowa State, Finance Authority, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,034
Iowa Tobacco Settlement Authority, Ser C, RB
Callable 02/03/17 @ 100
5.375%, 06/01/38	4,500	4,272

Total Iowa		6,306

Kansas [0.7%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,720
Wichita, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	495
Wichita, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,477

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	$2,000	$1,961

Total Kansas		6,653

Kentucky [2.0%]
Kentucky Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/36	1,250	1,158
Kentucky Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,018
Kentucky Economic Development Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	4,000	3,520
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	1,000	1,074
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45	2,960	3,185
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,057

Total Kentucky		19,012

Louisiana [1.6%]
Juban Crossing Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(A)	5,665	5,190
Louisiana Public Facilities Authority, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,216

Description	Face Amount (000)	Value (000)

Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	$2,000	$1,894
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
7.000%, 07/01/24(A) (G)	2,000	700
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(G)	2,000	700
Louisiana State, Public Facilities Authority, Pellets Inc. Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(G)	5,000	1,750

Total Louisiana		15,450

Maryland [1.3%]
Baltimore, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	979
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	733
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,445
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	3,000	2,967
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,258
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	780
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,938

Total Maryland		12,100

Massachusetts [1.5%]
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	5,000	5,113

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Massachusetts State, Ser E, GO
Callable 04/01/25 @ 100
4.000%, 04/01/46	$9,000	$9,088

Total Massachusetts		14,201

Michigan [2.8%]
Calhoun County Hospital Finance Authority, RB
Callable 02/15/27 @ 100
5.000%, 02/15/47	3,000	3,009
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 02/03/17 @ 100
6.000%, 07/01/35	4,805	4,815
Kent, Hospital Finance Authority, Ser A, RB
Callable 02/03/17 @ 100
6.250%, 07/01/40	1,500	1,500
Michigan State, Finance Authority, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,017
Michigan State, Finance Authority, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,413
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,736
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/03/17 @ 100
5.875%, 12/01/30	2,000	1,977
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22	2,885	2,747
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	2,016

Total Michigan		26,230

Minnesota [0.3%]
Dakota County Community Development Agency, RB
Callable 08/01/22 @ 100
5.000%, 08/01/46(A)	2,000	1,928

Description	Face Amount (000)	Value (000)

Dakota County Community Development Agency, RB
Callable 08/01/22 @ 100
5.000%, 08/01/51(A)	$1,250	$1,172

Total Minnesota		3,100

Missouri [3.1%]
Blue Springs, Improvement Adams Farm Project, Ser A, SPL Tax
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,360
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	466
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	447
Hanley, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	864
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(A)	1,000	915
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(A)	1,150	995
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45	3,000	3,250
Lees Summit Industrial Development Authority, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	5,000	4,725
Poplar Bluff, Ser A, SPL Tax
Callable 11/01/23 @ 100
5.125%, 11/01/35(A)	5,000	4,753
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 02/03/17 @ 100
7.000%, 08/15/32	1,000	1,000
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
4.000%, 11/15/36	1,250	1,094

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A)	$2,000	$1,936
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/41	1,250	1,215
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(A)	3,000	2,874
St. Louis County, Industrial Development Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/46	1,500	1,444

Total Missouri		29,338

Nebraska [0.7%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,077
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,804

Total Nebraska		6,881

Nevada [1.0%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,325
Las Vegas, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(A)	3,500	3,110
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	984
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(A)	1,595	1,576

Total Nevada		8,995

New Jersey [1.1%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	2,850	3,032
South Jersey Port, Ser S, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	750	739

Description	Face Amount (000)	Value (000)

Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	$7,500	$6,519

Total New Jersey		10,290

New Mexico [0.3%]
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,317

New York [7.0%]
Brooklyn Arena Local Development, Ser A, RB
Callable 01/15/27 @ 100
5.000%, 07/15/30	1,500	1,653
JPMorgan Chase, Tender Option Bond Trust Receipts, Ser 2016-XM0195, RB
Callable 01/15/26 @ 100
7.740%, 07/15/45(C) (E)	3,335	3,456
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45	5,000	5,471
Nassau County Tobacco Settlement, RB
Callable 02/03/17 @ 100
5.125%, 06/01/46	10,120	8,979
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,673
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49	1,728	294
New York Convention Center Development, RB
0.000%, 11/15/50(B)	10,000	2,176
New York State, Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(A)	10,000	10,334
New York State, Transportation Development, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	2,500	2,580
New York State, Transportation Development, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/31	3,000	3,066
New York State, Transportation Development, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	3,500	3,641

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	$1,000	$1,113
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,105
TSASC, Ser 1, RB
Callable 01/19/17 @ 100
5.125%, 06/01/42	12,000	11,170
Westchester Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	6,711

Total New York		66,422

North Carolina [0.1%]
North Carolina State, Medical Care Commission, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	1,155	1,177

North Dakota [0.5%]
Burleigh County, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	3,000	2,736
Mandan, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,085

Total North Dakota		4,821

Ohio [2.9%]
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/47	6,000	5,242
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,036
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,024
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,000	3,064

Description	Face Amount (000)	Value (000)

Ohio State, Air Quality Development Authority, Ser E, RB
5.625%, 10/01/19	$3,350	$3,505
Ohio Water Development Authority Water Pollution Control Loan Fund, Ser B-REMK, RB
Pre-Refunded @ 100
4.375%, 06/01/33(C) (F)	3,500	3,161
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,649
Toledo-Lucas County Port Authority, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(A)	2,500	2,313

Total Ohio		26,994

Oklahoma [2.2%]
Oklahoma County, Finance Authority, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,997
Oklahoma State, Development Finance Authority, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32	2,030	2,067
Payne County, Economic Development Authority, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36	2,500	2,423
Payne County, Economic Development Authority, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46	7,250	7,145
Payne County, Economic Development Authority, RB
Callable 11/01/26 @ 100
7.000%, 11/01/51	5,250	5,189

Total Oklahoma		20,821

Oregon [0.1%]
Yamhill County, Hospital Authority, Ser S, RB
Callable 11/15/24 @ 102
5.000%, 11/15/31	700	721

Pennsylvania [3.5%]
Beaver County, Industrial Development Authority, Ser B, RB
Pre-Refunded @ 100
4.250%, 10/01/47(C) (F)	1,320	1,192

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40	$4,730	$4,567
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,489
Pennsylvania State, Economic Development Financing Authority, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	3,000	3,019
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,676
Pennsylvania State, Turnpike Commission, Sub-Ser A-1-BAM-TCRS, RB, BAM
Callable 12/01/25 @ 100
5.000%, 12/01/46	5,000	5,450
Pennsylvania State, Turnpike Commission, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/17(D)	2,000	2,348
Philadelphia, Authority for Industrial Development, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,096
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,452
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,139
Pottsville, Hospital Authority, RB
Pre-Refunded @ 100
5.250%, 07/01/18(A) (F)	2,020	2,197

Description	Face Amount (000)	Value (000)

Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(F)	$3,000	$3,862

Total Pennsylvania		33,487

South Carolina [0.6%]
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	5,000	5,596

Tennessee [0.9%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,067
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,177
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/31	2,750	2,783
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/37	1,145	1,123
Shelby County, Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	1,015

Total Tennessee		8,165

Texas [10.4%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	406
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,321
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(F)	3,250	3,742

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Bexar County, Health Facilities Development, RB
Callable 07/15/26 @ 100
5.000%, 07/15/41	$1,750	$1,774
Celina, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	478
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	400	381
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	236
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	555
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,056
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/26 @ 100
4.000%, 01/01/41	1,500	1,336
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,049
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,210
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28	500	510
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33	475	496
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37	450	458
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44	525	534

Description	Face Amount (000)	Value (000)

Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	$3,000	$3,164
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(F)	5,300	6,408
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	469
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	466
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	488
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	351
McLendon-Chishom, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	383
Mission, Economic Development, RB, AMT
Callable 10/01/18 @ 103
5.750%, 10/01/31(A)	2,000	2,067
New Hope Cultural Education Facilities Finance, RB
5.000%, 11/15/26	400	388
New Hope Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.375%, 11/15/36	500	456
New Hope Cultural Education Facilities Finance, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	966
New Hope Cultural Education Facilities Finance, RB
5.000%, 08/15/46	3,000	2,713
New Hope Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.500%, 11/15/46	1,000	897
New Hope Cultural Education Facilities Finance, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,392

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

New Hope Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 100
5.500%, 11/15/52	$1,150	$1,009
New Hope Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(A)	4,000	3,762
New Hope Cultural Education Facilities, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	3,250	3,140
New Hope Cultural Education Facilities, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	3,150	2,961
Newark Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(A)	900	887
Newark Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(A)	1,700	1,629
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
7.000%, 09/01/23(D)	5,000	4,982
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	1,500	1,675
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	4,950	2,228
Tarrant County Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	10,000	10,144
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	4,100	4,239
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior LIVING, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	6,000	6,085

Description	Face Amount (000)	Value (000)

Tarrant County, Cultural Education Facilities Finance, RB
Callable 05/15/17 @ 100
4.500%, 11/15/21	$3,500	$3,500
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/19(F)	595	665
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior LIEN-LBJ, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	5,165	5,905
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, Ser Senior LIEN-NTE, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	6,063

Total Texas		98,024

Virginia [1.6%]
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(A)	1,000	1,014
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(A)	2,000	2,039
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43	4,690	4,368
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(A)	4,135	4,073
Tobacco Settlement Financing, Ser B1, RB
Callable 06/01/17 @ 100
5.000%, 06/01/47	1,560	1,324
Virginia State, College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35(A)	1,200	1,177

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	$820	$903

Total Virginia		14,898

Washington [1.9%]
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/36(A)	2,125	2,120
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(A)	9,965	9,654
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(A)	2,000	2,231
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36(A)	750	745
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46(A)	3,400	3,288

Total Washington		18,038

West Virginia [0.2%]
West Virginia State, Economic Development Authority, RB, AMT
2.875%, 12/15/26	1,915	1,781

Wisconsin [6.6%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,017
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,014
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,544
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/30(A)	800	803

Description	Face Amount (000)	Value (000)

Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(A)	$1,250	$1,255
Public Finance Authority, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(A)	3,000	2,758
Public Finance Authority, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(A)	1,500	1,356
Public Finance Authority, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(A)	4,100	3,620
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(A)	1,580	1,513
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(A)	3,460	3,469
Public Finance Authority, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,143
Public Finance Authority, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(A)	3,500	3,074
Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,194
Public Finance Authority, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,795
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(A)	3,000	2,856
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(A)	4,280	3,946
Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,500	1,603
Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	4,655	5,021
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,520
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	6,000	6,019
CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)/Shares	Value (000)

Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37	$650	$672
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45	1,000	1,029

Total Wisconsin		62,221

American Samoa [0.5%]
American Samoa Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	5,000	4,798

Guam [1.0%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	2,000	2,145
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(F)	6,000	6,902

Total Guam		9,047

Puerto Rico [1.1%]
Children's Trust Fund, RB
Callable 02/03/17 @ 100
5.375%, 05/15/33	2,350	2,336
Children's Trust Fund, Ser A, RB
Callable 02/03/17 @ 12
0.000%, 05/15/50(B)	60,000	4,763
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	3,775	2,874

Total Puerto Rico		9,973

Total Municipal Bonds
(Cost $947,219)		927,608

Short-Term Investments [2.1%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.070%** ‡	12,999,389	12,999
SEI Daily Income Trust Government Fund, Cl A, 0.320%**	7,161,587	7,162

Total Short-Term Investments
(Cost $20,161)		20,161

Total Investments [100.4%]
(Cost $967,380)†		$947,769

Percentages are based on Net Assets of $944,030 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $967,380 (000), and the unrealized appreciation and depreciation were $21,670 (000) and $41,281 (000), respectively.
‡	Investment in Affiliate.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $146,175 (000), representing 15.5% of the net assets of the Fund.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2016.
(D)	Step Bond — The rate reported is the rate in effect on December 31, 2016. The coupon on a step bond changes on a specific date.
(E)
Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2016.

(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(G)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(H)	Security is considered illiquid. The total market value of such security as of December 31, 2016 was $7,706 (000) and represented 0.8% of net assets of the Fund.

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2016 is valuing the Fund's investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$927,608	$—	$927,608
Short-Term Investments	20,161	—	—	20,161
Total Investments in Securities	$20,161	$927,608	$—	$947,769

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Municipal High Income Fund

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$18,397
Purchases at Cost	57,165
Proceeds from Sales	(62,563)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/2016	$12,999
Dividend Income	$2

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments
December 31, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

boot
Description	Face Amount (000)	Value (000)

Corporate Bonds [87.9%]
Advertising Agencies [1.3%]
MDC Partners
6.500%, 05/01/24(A)	$1,150	$1,035

Aerospace & Defense [1.4%]
LMI Aerospace
7.375%, 07/15/19	250	249
StandardAero Aviation Holdings
10.000%, 07/15/23(A)	775	816

Total Aerospace & Defense		1,065

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	51	52

Auto/Trk Prts and Equip-Repl [0.2%]
Allison Transmission
5.000%, 10/01/24(A)	150	151

Automotive [1.1%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	825	852

Banks [1.1%]
Capital One Financial
3.750%, 07/28/26	250	242
Compass Bank
3.875%, 04/10/25	300	286
M&T Bank
5.125%, 12/29/49(B)	150	145
PNC Financial Services Group
5.000%, 12/29/49(B)	200	193

Total Banks		866

Broadcasting & Cable [6.6%]
Anixter
5.500%, 03/01/23	450	467
CCO Holdings
5.875%, 04/01/24(A)	400	427
Comcast
3.200%, 07/15/36	250	225
CSC Holdings
6.750%, 11/15/21	550	591
5.500%, 04/15/27(A)	175	177
5.250%, 06/01/24	150	147
Discovery Communications
4.900%, 03/11/26	250	263
DISH DBS
7.750%, 07/01/26	350	395
5.875%, 07/15/22	450	474
5.875%, 11/15/24	500	514
Midcontinent Communications
6.875%, 08/15/23(A)	300	319
SFR Group
7.375%, 05/01/26(A)	475	487
6.250%, 05/15/24(A)	500	503

Description	Face Amount (000)	Value (000)

Ziggo Secured Finance BV
5.500%, 01/15/27(A)	$150	$146

Total Broadcasting & Cable		5,135

Building & Construction [2.8%]
Grinding Media
7.375%, 12/15/23(A)	300	315
Novelis
6.250%, 08/15/24(A)	175	185
5.875%, 09/30/26(A)	600	606
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	400	421
Standard Industries
5.500%, 02/15/23(A)	300	311
Summit Materials
8.500%, 04/15/22	350	387

Total Building & Construction		2,225

Chemicals [0.9%]
GCP Applied Technologies
9.500%, 02/01/23(A)	400	459
PQ
6.750%, 11/15/22(A)	200	214

Total Chemicals		673

Coal Mining [1.1%]
CONSOL Energy
8.000%, 04/01/23	400	410
5.875%, 04/15/22	450	441

Total Coal Mining		851

Commercial Serv-Finance [0.7%]
WEX
4.750%, 02/01/23(A)	600	586

Commercial Services [0.4%]
ServiceMaster
5.125%, 11/15/24(A)	325	330

Computer Graphics [2.0%]
Epicor Software
9.250%, 05/21/23	1,600	1,563

Computer System Design & Services [1.4%]
NCR
6.375%, 12/15/23	400	430
5.875%, 12/15/21	650	681

Total Computer System Design & Services		1,111

Computers-Memory Devices [0.6%]
Brocade Communications Systems
4.625%, 01/15/23	450	446

Consumer Products & Services [1.9%]
Central Garden & Pet
6.125%, 11/15/23	500	527
Scotts Miracle-Gro
5.250%, 12/15/26(A)	50	50

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

WMG Acquisition
6.750%, 04/15/22(A)	$500	$526
5.000%, 08/01/23(A)	200	201
4.875%, 11/01/24(A)	200	199

Total Consumer Products & Services		1,503

Containers & Packaging [0.9%]
Ardagh Packaging Finance
7.250%, 05/15/24(A)	250	264
4.625%, 05/15/23(A)	200	198
Coveris Holdings
7.875%, 11/01/19(A)	125	124
Reynolds Group Issuer
6.875%, 02/15/21	130	133

Total Containers & Packaging		719

Data Processing/Mgmt [1.5%]
First Data
7.000%, 12/01/23(A)	200	213
5.750%, 01/15/24(A)	300	310
5.000%, 01/15/24(A)	650	653

Total Data Processing/Mgmt		1,176

Decision Support Software [0.0%]
MSCI
4.750%, 08/01/26(A)	25	25

Diversified Operations [1.0%]
Actuant
5.625%, 06/15/22	300	308
Amsted Industries
5.375%, 09/15/24(A)	450	442

Total Diversified Operations		750

E-Commerce/Services [0.4%]
Match Group
6.750%, 12/15/22	275	290

Educational Software [1.0%]
Cengage Learning
9.500%, 06/15/24(A)	875	776

Electric Utilities [1.8%]
AES
6.000%, 05/15/26	400	406
3.931%, 03/01/17(B)	114	114
Terraform Global Operating
9.750%, 08/15/22(A)	850	908

Total Electric Utilities		1,428

Energy & Power [0.7%]
TerraForm Power Operating
6.625%, 06/15/25(A) (C)	125	129
5.875%, 02/01/23(A) (C)	450	456

Total Energy & Power		585

Enterprise Software/Serv [1.9%]
Infor US
6.500%, 05/15/22	900	939
Open Text
5.875%, 06/01/26(A)	350	369

Description	Face Amount (000)	Value (000)

Oracle
3.850%, 07/15/36	$200	$195

Total Enterprise Software/Serv		1,503

Entertainment & Gaming [1.6%]
AMC Entertainment Holdings
5.875%, 11/15/26(A)	75	77
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (D)	35	16
9.375%, 11/15/29(A)(D)(J)	16	—
Cinemark USA
4.875%, 06/01/23	250	253
Mashantucket Western Pequot Tribe
6.500%, 07/01/36(D)	90	—
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	300	297
Wynn Las Vegas
5.500%, 03/01/25(A)	575	570

Total Entertainment & Gaming		1,213

Financial Services [5.2%]
Cabot Financial Luxembourg
7.500%, 10/01/23(A)	150	186
FBM Finance
8.250%, 08/15/21(A)	650	686
Icahn Enterprises
5.875%, 02/01/22	450	447
Jefferies Finance
7.500%, 04/15/21(A)	400	396
7.375%, 04/01/20(A)	645	645
Jefferies LoanCore
6.875%, 06/01/20(A)	450	430
Lincoln Finance
6.875%, 04/15/21	700	799
NewStar Financial
7.250%, 05/01/20	450	448

Total Financial Services		4,037

Food, Beverage & Tobacco [3.4%]
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (F)	425	413
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	912
Vector Group
7.750%, 02/15/21	1,250	1,303

Total Food, Beverage & Tobacco		2,628

Food-Flour and Grain [0.2%]
Post Holdings
5.000%, 08/15/26(A)	150	144

Food-Wholesale/Distrib [0.8%]
KeHE Distributors
7.625%, 08/15/21(A)	450	448
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

US Foods
5.875%, 06/15/24(A)	$200	$207

Total Food-Wholesale/Distrib		655

Gas-Distribution [1.4%]
AmeriGas Partners
5.500%, 05/20/25	100	101
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	950	971

Total Gas-Distribution		1,072

Gold Mining [1.4%]
Eldorado
6.125%, 12/15/20(A)	800	812
Yamana
4.950%, 07/15/24	300	294

Total Gold Mining		1,106

Hospital Beds/Equipment [0.6%]
Kinetic Concepts
7.875%, 02/15/21(A)	400	434

Hotels and Motels [0.7%]
Interval Acquisition
5.625%, 04/15/23	250	255
TVL Finance
8.500%, 05/15/23(A)	200	262

Total Hotels and Motels		517

Human Resources [0.2%]
AMN Healthcare
5.125%, 10/01/24(A)	150	149

Insurance [2.7%]
American Equity Investment Life Holding
6.625%, 07/15/21	850	886
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	100	99
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,104

Total Insurance		2,089

Internet Connectiv Svcs [0.8%]
Cogent Communications Group
5.375%, 03/01/22(A)	300	310
Zayo Group
6.375%, 05/15/25	300	313

Total Internet Connectiv Svcs		623

Internet Infrastr Sftwr [0.1%]
TIBCO Software
11.375%, 12/01/21(A)	115	115

Investment Banker/Broker Dealer [1.1%]
NFP
9.000%, 07/15/21(A)	850	897

Description	Face Amount (000)	Value (000)

Medical Products & Services [2.4%]
Acadia Healthcare
6.500%, 03/01/24	$200	$204
5.625%, 02/15/23	200	200
Halyard Health
6.250%, 10/15/22	350	361
HCA
4.500%, 02/15/27	200	196
Tenet Healthcare
7.500%, 01/01/22(A)	325	339
4.463%, 06/15/20(B)	600	605

Total Medical Products & Services		1,905

Medical-HMO [0.1%]
Opal Acquisition
8.875%, 12/15/21(A)	55	47

Metals & Mining [1.9%]
Alcoa Nederland Holding BV
7.000%, 09/30/26(A)	150	164
6.750%, 09/30/24(A)	800	868
Constellium
7.875%, 04/01/21(A)	300	322
Kaiser Aluminum
5.875%, 05/15/24	100	104
New Day Aluminum
10.000%, 10/25/20(D)	6	6

Total Metals & Mining		1,464

Oil-Field Services [0.7%]
FTS International
8.463%, 03/01/17(A) (B)	550	550

Paper & Related Products [0.3%]
Cascades
5.750%, 07/15/23(A)	200	203

Petroleum & Fuel Products [11.3%]
Alta Mesa Holdings
7.875%, 12/15/24(A)	200	207
American Midstream Partners
8.500%, 12/15/21(A)	400	397
Antero Resources
5.625%, 06/01/23	350	358
5.125%, 12/01/22	350	353
Approach Resources
7.000%, 06/15/21	25	23
Callon Petroleum
6.125%, 10/01/24(A)	50	52
Cheniere Corpus Christi Holdings
5.875%, 03/31/25(A)	350	357
Comstock Resources
10.000%, 03/15/20(F)	875	897
Crestwood Midstream Partners
6.125%, 03/01/22	600	615
Diamondback Energy
5.375%, 05/31/25(A)	300	302
EP Energy
9.375%, 05/01/20	500	461
6.375%, 06/15/23	400	316

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Gibson Energy
6.750%, 07/15/21(A)	$700	$726
Halcon Resources
8.625%, 02/01/20(A)	475	494
Legacy Reserves
8.000%, 12/01/20	760	564
6.625%, 12/01/21	600	411
QEP Resources
6.875%, 03/01/21	50	53
5.250%, 05/01/23	300	301
Sabine Pass Liquefaction
5.625%, 04/15/23	800	850
5.000%, 03/15/27(A)	150	151
Unit
6.625%, 05/15/21	850	825
Whiting Petroleum
5.750%, 03/15/21	140	139

Total Petroleum & Fuel Products		8,852

Publishing-Books [0.4%]
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	350	353

Radio [0.5%]
Sirius XM Radio
5.375%, 07/15/26(A)	400	391

Real Estate [1.6%]
Kennedy-Wilson
5.875%, 04/01/24	1,200	1,223

Real Estate Investment Trusts [1.4%]
GEO Group
6.000%, 04/15/26	400	393
5.875%, 01/15/22	50	50
5.875%, 10/15/24	100	99
Hospitality Properties Trust
4.500%, 03/15/25	550	536

Total Real Estate Investment Trusts		1,078

Real Estate Oper/Develop [0.3%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	250	271

Retail [4.4%]
AmeriGas Finance
7.000%, 05/20/22	337	355
Carrols Restaurant
8.000%, 05/01/22	200	215
Ferrellgas
6.750%, 01/15/22	425	420
6.750%, 06/15/23	700	688
6.500%, 05/01/21	100	99
Group 1 Automotive
5.250%, 12/15/23(A)	250	247
L Brands
6.875%, 11/01/35	100	102
6.750%, 07/01/36	300	304
Nathan's Famous
10.000%, 03/15/20(A)	350	381

Description	Face Amount (000)	Value (000)

NPC International
10.500%, 01/15/20	$325	$335
PF Chang's China Bistro
10.250%, 06/30/20(A)	285	279

Total Retail		3,425

Security Brokers & Dealers [0.5%]
Citigroup
6.300%, 12/29/49(B)	400	396

Semi-Conductors [1.2%]
Micron Technology
7.500%, 09/15/23(A)	385	426
5.250%, 08/01/23(A)	550	552

Total Semi-Conductors		978

Telephones & Telecommunications [4.9%]
Altice US Finance I
5.375%, 07/15/23(A)	350	363
CenturyLink
5.625%, 04/01/25	150	142
Inmarsat Finance
4.875%, 05/15/22(A)	550	535
Sirius XM Canada Holdings
5.625%, 04/23/21(A)	600	447
Sprint
7.875%, 09/15/23	100	107
7.625%, 02/15/25	50	53
Sprint Communications
9.000%, 11/15/18(A)	700	772
Sprint Spectrum
3.360%, 09/20/21(A)	475	476
T-Mobile USA
6.500%, 01/15/26	550	595
Virgin Media Finance
6.375%, 04/15/23(A)	350	363

Total Telephones & Telecommunications		3,853

Transportation Services [1.7%]
HRG Group
7.875%, 07/15/19	954	995
Sabre GLBL
5.250%, 11/15/23(A)	300	308

Total Transportation Services		1,303

Utility [0.8%]
Suburban Propane Partners
5.750%, 03/01/25	250	254
5.500%, 06/01/24	350	354

Total Utility		608

Web Hosting/Design [0.5%]
EIG Investors
10.875%, 02/01/24(A)	400	388

Total Corporate Bonds
(Cost $67,960)		68,663

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Loan Participations [8.3%]
Automotive [0.7%]
Mavis Tire Supply, Term Loan
6.250%, 11/02/20(D)	$543	$537

Communications [1.0%]
Numericable U.S., First Lien Term Loan
4.038%, 01/14/25	250	252
Tibco Software, First Lien Term Loan
6.500%, 12/04/20	540	542

Total Communications		794

Computers & Electronics [0.8%]
Advanced Computer, Second Lien Term Loan
10.500%, 01/31/23	400	360
Landesk Software, First Lien Term Loan
5.500%, 09/16/22	254	257

Total Computers & Electronics		617

Energy [0.5%]
Invenergy Thermal, First Lien Term Loan
6.500%, 10/07/22	436	419

Financial [0.8%]
Acrisure, First Lien Term Loan
5.750%, 11/02/23	211	214
Acrisure, Term Loan
0.500%, 11/02/23(G)	39	39
NFP, First Lien Term Loan
4.500%, 12/09/23(G)	400	403

Total Financial		656

Information Technology [0.5%]
Avaya, First Lien Term Loan B-7
6.250%, 05/29/20(G)	1	—
Mitel Networks, Term Loan
0.000%, 01/14/17(H)	200	—
Solera, Term Loan B
5.750%, 03/03/23	398	403

Total Information Technology		403

Manufacturing [0.6%]
Pelican Products, Term Loan
9.250%, 04/09/21	250	241
Quikrete Holdings, First Term Loan
4.000%, 11/03/23(G)	200	202

Total Manufacturing		443

Metals & Mining [0.0%]
Noranda Aluminum, Term Loan
5.750%, 02/24/19	8	1

Description	Face Amount (000)/Shares	Value (000)

Oil & Gas [0.4%]
Cactus Wellhead, First Lien Term Loan
7.000%, 07/31/20	$342	$309

Restaurants [0.6%]
Jack's Family Restaurants, Cov-Lite Term Loan
5.750%, 06/24/22(D)	476	474

Retail [1.3%]
Belk, First Lien Term Loan
5.750%, 12/12/22(G)	427	366
Hardware Holdings, Term Loan B
6.750%, 03/30/20	364	357
Sears Roebuck Acceptance Corp., Term Loan B
5.500%, 06/30/18(G)	300	287

Total Retail		1,010

Specialty Apparel Stores [0.7%]
Boot Barn, First Lien Term Loan
5.500%, 06/24/21(D)	542	538

Transportation [0.4%]
CEVA Group PLC, First Lien Term Loan
6.500%, 03/19/21	—	—
Navistar, Tranche B Term Loan
6.500%, 08/07/20	297	301

Total Transportation		301

Total Loan Participations
(Cost $6,500)		6,502

Common Stock [0.7%]
Electronic Equipment & Instruments [0.0%]
CUI * (D) (I)	—	8

Metals & Mining [0.0%]
Mirabela Nickel * (D) (I)	2,465,571	—

Miscellaneous Manufacturing [0.0%]
CEVA Group * (D)	22	4

Oil, Gas & Consumable Fuels [0.3%]
SandRidge Energy *	7,426	175
SandRidge Energy, Escrow Account * (D)	775,000	—

Total Oil, Gas & Consumable Fuels		175

Petroleum & Fuel Products [0.4%]
MWO *	130	46

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Shares/Face Amount (000)	Value (000)

Titan Energy * (D)	11,458	$275

Total Petroleum & Fuel Products		321

Total Common Stock
(Cost $1,137)		508

Convertible Bonds [0.5%]
Metals & Mining [0.2%]
Mirabela Nickel
9.500%, 06/24/19(A)(D)(J)	$653	120

Oil, Gas & Consumable Fuels [0.3%]
SanRidge Energy
0.000%, 10/04/20(E)	186	232

Total Convertible Bonds
(Cost $653)		352

Preferred Stock [0.1%]
Financial Services [0.1%]
People's United Financial * (B)	4,000	103

Miscellaneous Manufacturing [0.0%]
CEVA Group, Ser A2 * (D)	49	12

Total Preferred Stock
(Cost $144)		115

Mortgage-Backed Security [0.1%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.904%, 01/10/17(A) (B)	74	73

Total Mortgage-Backed Security
(Cost $65)		73

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (I)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investments [2.2%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	872,241	872
Goldman Sachs Financial Square Funds - Government Fund, 0.449%**	853,348	854

Total Short-Term Investments
(Cost $1,726)		1,726

Total Investments [99.8%]
(Cost $78,194)†		$77,939

Percentages are based on Net Assets of $78,132 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $78,194 (000), and the unrealized appreciation and depreciation were $2,368 (000) and $2,623 (000), respectively.
‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $36,687 (000), representing 47.0% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2016.
(C)	Step Bond — The rate reported is the rate in effect on December 31, 2016. The coupon on a step bond changes on a specific date.
(D)	Security is considered illiquid. The total market value of such security as of December 31, 2016 was $1,990 (000) and represented 2.5% of net assets of the Fund.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	Payment in Kind Bond.
(G)	Unsettled bank loan.
(H)	Unfunded bank loan. Interest rate not available.
(I)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2016 was $8 (000) and represented 0.0% of net assets of the Fund.

(J)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

CAD — Canadian Dollar
Cl — Class
EUR — Euro
GBP — British Pound Sterling
Ser — Series
USD — U.S Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:
Settlement Date	Currency to Deliver (000)		Currency To Receive (000)		Unrealized Appreciation (Depreciation) (000)
01/12/17	GBP	363	USD	457	$10
01/12/17	CAD	604	USD	458	8
01/12/17	USD	590	EUR	565	5
01/12/17	USD	435	EUR	408	(5)
01/12/17	EUR	1,752	USD	1,851	6
					$24

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:
Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (Depreciation) (000)
Brown Brothers Harriman	$(813)	$812	$(2)
JPMorgan Chase Bank	(2,954)	2,979	26
			$24

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$68,663	$—	$68,663
Loan Participations	—	5,608	894	6,502
Common Stock	496	—	12	508
Convertible Bonds	—	232	120	352
Preferred Stock	—	103	12	115
Mortgage-Backed Security	—	73	—	73
Special Stock	—	—	—	—
Short-Term Investments	1,726	—	—	1,726
Total Investments in Securities	$2,222	$74,679	$1,038	$77,939

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$24	$—	$24

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

(1)
Of the $144 (000) Level 3 securities as of December 31, 2016, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs is required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$1,133
Purchases at Cost	3,326
Proceeds from Sales	(3,587)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/16	$872
Dividend Income	—
Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [70.7%]
Consumer Discretionary [3.4%]
AutoZone
3.700%, 04/15/22	$250	$258
2.500%, 04/15/21	1,000	989
CBS
3.375%, 03/01/22	175	178
Expedia
5.950%, 08/15/20	250	273
Gap
5.950%, 04/12/21	495	521
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	3,725	3,726
Home Depot
2.625%, 06/01/22	1,000	1,005
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	993
Time Warner Cable
4.125%, 02/15/21	165	170
Tupperware Brands
4.750%, 06/01/21	500	535
Yum! Brands
6.250%, 03/15/18	30	31

Total Consumer Discretionary		8,679

Consumer Staples [2.3%]
Avon Products
6.500%, 03/01/19	250	259
Bunge Finance
8.500%, 06/15/19	105	120
5.900%, 04/01/17	100	101
Campbell Soup
8.875%, 05/01/21	350	433
Conagra Brands
4.950%, 08/15/20	77	82
CVS Health
3.500%, 07/20/22	2,000	2,055
Kraft Heinz Foods
3.500%, 07/15/22	500	508
Walgreens Boots Alliance
3.100%, 06/01/23	2,350	2,334

Total Consumer Staples		5,892

Energy [1.7%]
Boardwalk Pipelines
5.500%, 02/01/17	221	222
ConocoPhillips
5.750%, 02/01/19	290	311
DCP Midstream
9.750%, 03/15/19(A)	114	128
Duke Capital
6.750%, 07/15/18	745	786
Ecopetrol
7.625%, 07/23/19	250	280
Energy Transfer Partners
9.700%, 03/15/19	330	379
9.000%, 04/15/19	189	215
6.125%, 02/15/17	426	428
3.600%, 02/01/23	200	197

Description	Face Amount (000)	Value (000)

Enterprise Products Operating
6.500%, 01/31/19	$140	$153
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	134
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	418
Puget Energy
6.000%, 09/01/21	500	560
Spectra Energy Capital
6.200%, 04/15/18	135	141

Total Energy		4,352

Financials [32.3%]
Alleghany
5.625%, 09/15/20	270	292
American Express
1.506%, 02/22/17(B)	3,000	3,006
Axis Specialty Finance
5.875%, 06/01/20	250	274
Bank of America
5.420%, 03/15/17	42	42
Bank of America, MTN
1.868%, 04/03/17(B)	5,000	5,023
Bank of Montreal, MTN
1.450%, 04/09/18	340	339
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,308
Barclays
4.375%, 01/12/26	1,500	1,527
BB&T, MTN
1.600%, 08/15/17	355	356
Bear Stearns
7.250%, 02/01/18	275	291
5.550%, 01/22/17	468	469
Capital One Financial
4.200%, 10/29/25	1,000	1,003
1.500%, 03/22/18	475	473
Chubb INA Holdings
5.800%, 03/15/18	300	315
Citigroup
4.500%, 01/14/22	2,000	2,132
CNA Financial
6.950%, 01/15/18	1,076	1,130
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	161
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	5,000	4,980
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,596
Credit Suisse NY, MTN
5.300%, 08/13/19	150	162
Deutsche Bank, MTN
2.850%, 05/10/19	2,985	2,972
Discover Bank
3.100%, 06/04/20	1,000	1,012
ERAC USA Finance
3.300%, 10/15/22(A)	250	250

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Goldman Sachs Group
6.250%, 09/01/17	$550	$567
6.150%, 04/01/18	150	158
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	554
HSBC Finance
6.676%, 01/15/21	83	93
HSBC Holdings
3.400%, 03/08/21	5,000	5,084
ING Bank
3.750%, 03/07/17(A)	200	201
Jefferies Group
5.125%, 01/20/23	2,700	2,826
JPMorgan Chase
4.950%, 03/25/20	100	108
4.250%, 10/15/20	150	159
3.125%, 01/23/25	4,700	4,595
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	23
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,229
Marsh & McLennan, MTN
2.550%, 10/15/18	100	101
MetLife
6.817%, 08/15/18	3,500	3,774
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	132
Moody's
5.500%, 09/01/20	800	879
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	5,136
MUFG Americas Holdings
2.250%, 02/10/20	2,000	1,979
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,350
National Bank of Canada, MTN
1.450%, 11/07/17	750	750
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	144
6.550%, 11/01/18	300	326
Navient, MTN
5.000%, 06/15/18	2	2
Principal Financial Group
3.300%, 09/15/22	200	202
Protective Life
6.400%, 01/15/18	250	262
Prudential Financial, MTN
5.375%, 06/21/20	145	159
Silicon Valley Bank
6.050%, 06/01/17	355	360
SunTrust Banks
6.000%, 09/11/17	254	262
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,271
TD Ameritrade Holding
5.600%, 12/01/19	290	319

Description	Face Amount (000)	Value (000)

Toronto-Dominion Bank, MTN
1.441%, 02/06/17(B)	$3,100	$3,104
US Bank
2.125%, 10/28/19	4,500	4,516
Volkswagen International Finance
2.375%, 03/22/17(A)	125	125
Wilmington Trust
8.500%, 04/02/18	315	339

Total Financials		83,202

Health Care [4.4%]
Abbott Laboratories
3.400%, 11/30/23	3,075	3,063
AbbVie
2.850%, 05/14/23	2,500	2,425
Actavis
3.250%, 10/01/22	500	498
Aetna
2.400%, 06/15/21	2,500	2,489
Laboratory Corp of America Holdings
3.200%, 02/01/22	2,530	2,551
UnitedHealth Group
1.625%, 03/15/19	250	249

Total Health Care		11,275

Industrials [2.8%]
Carlisle
3.750%, 11/15/22	250	249
Eaton
8.875%, 06/15/19	125	142
Embraer Overseas
5.696%, 09/16/23(A)	520	543
GATX
6.000%, 02/15/18	170	177
IDEX
4.200%, 12/15/21	250	256
Lennox International
4.900%, 05/15/17	250	253
NuStar Logistics
4.800%, 09/01/20	200	200
PACCAR Financial, MTN
1.750%, 08/14/18	4,000	4,017
Penske Truck Leasing
4.875%, 07/11/22(A)	200	215
4.250%, 01/17/23(A)	300	312
3.375%, 03/15/18(A)	250	254
Republic Services
3.550%, 06/01/22	250	260
Roper Technologies
3.125%, 11/15/22	200	200
1.850%, 11/15/17	250	251

Total Industrials		7,329

Information Technology [7.8%]
Apple
2.450%, 08/04/26	5,700	5,350
1.137%, 02/09/17(B)	1,238	1,236

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Arrow Electronics
6.875%, 06/01/18	$400	$425
Fiserv
3.500%, 10/01/22	250	254
2.700%, 06/01/20	2,000	2,010
KLA-Tencor
4.650%, 11/01/24	2,500	2,647
Nokia
5.375%, 05/15/19	950	1,003
Oracle
2.500%, 05/15/22	5,000	4,965
Western Union
5.253%, 04/01/20	2,000	2,142

Total Information Technology		20,032

Materials [3.7%]
Airgas
2.900%, 11/15/22	250	251
Avery Dennison
5.375%, 04/15/20	405	431
Glencore Canada
5.500%, 06/15/17	1,010	1,026
Glencore Funding
2.240%, 01/17/17(A) (B)	2,000	2,004
Rio Tinto Finance USA
3.750%, 06/15/25	5,780	5,953

Total Materials		9,665

Real Estate [3.9%]
American Tower
4.000%, 06/01/25	1,800	1,805
Boston Properties
5.875%, 10/15/19	140	153
Common Wealth REIT
5.875%, 09/15/20	105	112
DDR
4.625%, 07/15/22	250	265
Equity One
3.750%, 11/15/22	250	255
HCP
4.000%, 06/01/25	2,770	2,753
Highwoods Realty
3.625%, 01/15/23	200	198
HRPT Properties Trust
6.650%, 01/15/18	300	308
National Retail Properties
6.875%, 10/15/17	300	312
3.800%, 10/15/22	350	361
Prologis
3.350%, 02/01/21	2,200	2,264
Realty Income
3.250%, 10/15/22	200	202
Senior Housing Properties Trust
6.750%, 12/15/21	500	559
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	249

Description	Face Amount (000)	Value (000)

Welltower
4.950%, 01/15/21	$155	$167

Total Real Estate		9,963

Telecommunication Services [6.0%]
America Movil
3.125%, 07/16/22	4,000	3,939
AT&T
5.600%, 05/15/18	310	326
3.600%, 02/17/23	5,000	5,043
CenturyLink
6.450%, 06/15/21	355	374
5.800%, 03/15/22	250	255
COX Communications, MTN
6.850%, 01/15/18	224	233
Deutsche Telekom International Finance
6.000%, 07/08/19	50	55
Qwest
6.500%, 06/01/17	100	102
Telefonica Emisiones SAU
6.221%, 07/03/17	286	292
5.462%, 02/16/21	115	125
5.134%, 04/27/20	300	321
Verizon Communications
4.600%, 04/01/21	4,100	4,396

Total Telecommunication Services		15,461

Utilities [2.4%]
British Transco Finance
6.625%, 06/01/18	128	137
Cleveland Electric Illuminating
7.880%, 11/01/17	10	11
5.700%, 04/01/17	6	6
Entergy Mississippi
6.640%, 07/01/19	540	596
Entergy Texas
7.125%, 02/01/19	190	209
Exelon Generation
6.200%, 10/01/17	2,125	2,196
Korea Electric Power
6.750%, 08/01/27	75	90
National Fuel Gas
4.900%, 12/01/21	500	529
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	163
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	449
Pennsylvania Electric
6.625%, 04/01/19	15	16
Puget Energy
5.625%, 07/15/22	250	277
Puget Sound Energy, MTN
6.740%, 06/15/18	57	61
Southwestern Electric Power
5.875%, 03/01/18	581	608
3.550%, 02/15/22	500	518

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

Southwestern Public Service
8.750%, 12/01/18	$250	$281

Total Utilities		6,147

Total Corporate Bonds
(Cost $180,552)		181,997

U.S. Treasury Obligations [7.1%]
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/26	5,407	5,455
U.S. Treasury Notes
2.750%, 02/15/19	845	871
2.625%, 11/15/20	425	439
2.250%, 11/15/24	4,500	4,472
1.625%, 10/31/23	4,000	3,848
1.250%, 04/30/19	2,375	2,374
0.875%, 07/31/19	815	806

Total U.S. Treasury Obligations
(Cost $18,581)		18,265

U.S. Government Agency Obligations [5.7%]
FHLMC
1.750%, 05/30/19	3,000	3,029
FNMA
1.875%, 09/18/18	150	152
1.875%, 12/28/20	5,000	5,013
1.625%, 11/27/18	6,000	6,045
0.875%, 05/21/18	350	349

Total U.S. Government Agency Obligations
(Cost $14,526)		14,588

Closed-End Fund [3.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund, ** (D)	761,754	7,724

Total Closed-End Fund
(Cost $7,749)		7,724

Preferred Stock [3.0%]
Financials [1.0%]
BB&T 5.625%	10,000	238
Citigroup 5.800%	10,000	248
Goldman Sachs Group 5.950%	25,000	630
HSBC Holdings 8.000%	30,000	774
JPMorgan Chase 5.500%	20,000	492
Prudential Financial 5.750%	10,000	248

Total Financials		2,630

Industrials [0.3%]
Pitney Bowes 6.700%	10,000	256
Stanley Black & Decker 5.750%	20,000	486

Total Industrials		742

REITs [1.2%]
Digital Realty Trust 6.625%	10,000	251
Kimco Realty 5.500%	10,000	234
National Retail Properties 6.625%	20,000	502
Realty Income 6.625%	20,000	503

Description	Shares/Face Amount (000)	Value (000)
Senior Housing Properties Trust 5.625%	52,500	$1,224
Vornado Realty Trust 5.700%	20,000	471

Total REITs		3,185

Telecommunication Services [0.3%]
Telephone & Data Systems 5.875%	30,000	674

Utilities [0.2%]
SCE Trust I 5.625%	20,000	466

Total Preferred Stock
(Cost $7,904)		7,697

Asset-Backed Securities [2.4%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	$65	67
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 12/31/49(D) (E) (F)	481	125
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	2,078	2,075
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4
7.000%, 07/25/28(D)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	6	6
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/19	4,000	3,961
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	3	3

Total Asset-Backed Securities
(Cost $6,637)		6,237

Municipal Bonds [2.2%]
California [0.7%]
University of California, Ser O
Pre-Refunded @ 100
5.750%, 05/15/34(G)	1,500	1,650

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Florida [1.5%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	$3,870	$3,906

Total Municipal Bonds
(Cost $5,516)		5,556

U.S. Government Mortgage-Backed Obligations [1.6%]
FHLMC, Pool 1B2677
2.867%, 03/15/17(B)	4	5
FHLMC, Pool 1B2683
3.004%, 03/15/17(B)	2	2
FHLMC, Pool 1B2692
3.242%, 03/15/17(B)	9	10
FHLMC, Pool A93505
4.500%, 08/01/40	27	29
FHLMC, Pool A93996
4.500%, 09/01/40	42	45
FHLMC, Pool C03490
4.500%, 08/01/40	216	232
FHLMC, Pool C09015
3.000%, 10/01/42	185	185
FHLMC, Pool E01280
5.000%, 12/01/17	1	1
FHLMC, Pool G02940
5.500%, 05/01/37	6	7
FHLMC, Pool G04222
5.500%, 04/01/38	12	13
FHLMC, Pool G04913
5.000%, 03/01/38	46	50
FHLMC, Pool G08003
6.000%, 07/01/34	13	15
FHLMC, Pool G11431
6.000%, 02/01/18	—	—
FHLMC, Pool G11880
5.000%, 12/01/20	7	8
FHLMC, Pool G18124
6.000%, 06/01/21	6	6
FHLMC, Pool J19197
3.000%, 05/01/27	114	117
FHLMC, Pool Q08998
3.500%, 06/01/42	141	145
FHLMC, Pool Q10378
3.000%, 08/01/42	174	174
FHLMC, Ser 2004-2804, Cl VC
5.000%, 07/15/21	70	72
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	158
FHLMC Multifamily Structured Pass-Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	394	399
FHLMC Multifamily Structured Pass-Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	202

Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	$298	$301
FNMA, Pool 252570
6.500%, 07/01/29	4	4
FNMA, Pool 253183
7.500%, 04/01/30	—	1
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254545
5.000%, 12/01/17	2	2
FNMA, Pool 254685
5.000%, 04/01/18	2	2
FNMA, Pool 254949
5.000%, 11/01/33	10	10
FNMA, Pool 255814
5.500%, 08/01/35	15	17
FNMA, Pool 303168
9.500%, 02/01/25	2	2
FNMA, Pool 725424
5.500%, 04/01/34	15	16
FNMA, Pool 735060
6.000%, 11/01/34	10	11
FNMA, Pool 735228
5.500%, 02/01/35	8	9
FNMA, Pool 735230
5.500%, 02/01/35	19	22
FNMA, Pool 745275
5.000%, 02/01/36	75	82
FNMA, Pool 745418
5.500%, 04/01/36	86	96
FNMA, Pool 827223
2.590%, 02/25/17(B)	36	38
FNMA, Pool 844809
5.000%, 11/01/35	34	37
FNMA, Pool AD0454
5.000%, 11/01/21	12	12
FNMA, Pool AD8522
4.000%, 08/01/40	30	32
FNMA, Pool AE0828
3.500%, 02/01/41	258	266
FNMA, Pool AH0621
3.500%, 01/01/41	60	61
FNMA, Pool AJ1407
4.000%, 09/01/41	48	51
FNMA, Pool AJ7689
4.000%, 12/01/41	163	172
FNMA, Pool AK0971
3.000%, 02/01/27	106	110
FNMA, Pool AO2970
3.000%, 05/01/42	166	166
FNMA, Pool AO4137
3.500%, 06/01/42	148	153
FNMA, Pool MA1277
2.500%, 12/01/27	103	104
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	2	2

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

GNMA, Pool 780315
9.500%, 12/15/17	$—	$—
GNMA, Pool G2 4696
4.500%, 05/20/40	96	103
GNMA, Pool G2 4747
5.000%, 07/20/40	37	41
GNMA, Pool G2 4923
4.500%, 01/20/41	56	61
GNMA, Pool G2 MA0155
4.000%, 06/20/42	136	145
GNMA, Pool G2 MA0392
3.500%, 09/20/42	164	171

Total U.S. Government Mortgage-Backed Obligations
(Cost $4,052)		4,176

Foreign Government Bonds [1.3%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	3,000	3,052
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	107
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	119
Province of Quebec Canada, MTN
7.380%, 04/09/26(G)	100	129

Total Foreign Government Bonds
(Cost $3,346)		3,407

Commercial Mortgage-Backed Obligations [0.3%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	129
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	277
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	152
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	279

Total Commercial Mortgage-Backed Obligations
(Cost $836)		837

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	10	10
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 02/25/17(B)	1	1
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	5	4

Description	Face Amount (000)/Shares	Value (000)

Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 02/25/17(B)	$23	$23
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	15	15

Total Residential Mortgage-Backed Securities
(Cost $54)		53

Short-Term Investments [2.4%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.070%** ‡	2,743,104	2,743
SEI Daily Income Trust Government Fund, Cl A, 0.320%**	3,534,977	3,535

Total Short-Term Investments
(Cost $6,278)		6,278

Total Investments [99.7%]
(Cost $256,031)†		$256,815

Percentages are based on Net Assets of $257,609 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $256,031 (000), and the unrealized appreciation and depreciation were $2,930 (000) and $2,146 (000), respectively.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $19,545 (000), representing 7.6% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2016.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Security is considered illiquid. The total market value of such security as of December 31, 2016 was $7,849 (000) and represented 3.0% of net assets of the Fund.
(E)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2016 was $125 (000) and represented 0.0% of net assets of the Fund.

(F)	Security is considered restricted. The total market value of such security as of December 31, 2016 was $– (000) and represented 0.0% of net assets of the Fund.
(G)	Step Bond — The rate reported is the rate in effect on December 31, 2016. The coupon on a step bond changes on a specific date.
(H)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

AID — Agency for International Development
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NY — New York
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SPE — Special Purpose Entity
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$181,997	$—	$181,997
U.S. Treasury Obligations	—	18,265	—	18,265
U.S. Government Agency Obligations	—	14,588	—	14,588
Closed-End Fund	7,724	—	—	7,724
Preferred Stock	4,055	3,642	—	7,697
Asset-Backed Securities	—	6,112	125	6,237
Municipal Bonds	—	5,556	—	5,556
U.S. Government Mortgage-Backed Obligations	—	4,176	—	4,176
Foreign Government Bonds	—	3,407	—	3,407
Commercial Mortgage-Backed Obligations	—	837	—	837
Residential Mortgage-Backed Securities	—	53	—	53
Short-Term Investments	6,278	—	—	6,278
Total Investments in Securities	$18,057	$238,633	$125	$256,815

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2016:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2016	$135
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	22
Purchases	—
Sales/paydowns	(32)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2016	$125
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$22

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2016 (000)	Valuation Techniques
BT SPE	$125	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$1,106
Purchases at Cost	8,795
Proceeds from Sales	(7,158)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/16	$2,743
Dividend Income	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [51.3%]
Advertising Sales [0.0%]
Clear Channel International BV
8.750%, 12/15/20(A)	$425	$447
Outfront Media Capital
5.875%, 03/15/25	675	707
5.625%, 02/15/24	350	365

Total Advertising Sales		1,519

Aerospace & Defense [0.2%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	900	749
TransDigm
6.500%, 07/15/24	875	915
6.500%, 05/15/25	1,325	1,388
6.375%, 06/15/26(A)	425	437
6.000%, 07/15/22	950	988
5.500%, 10/15/20	350	359

Total Aerospace & Defense		4,836

Agricultural [0.0%]
Avangardco Investments Public
5.000%, 10/29/18	799	220
UkrLandFarming PLC
10.875%, 03/26/18	2,106	625

Total Agricultural		845

Airlines [0.3%]
Avianca Holdings
8.375%, 05/10/20	2,300	2,335
SriLankan Airlines
5.300%, 06/27/19	4,850	4,749

Total Airlines		7,084

Airport Develop/Maint [0.3%]
Aeropuertos Dominicanos Siglo XXI
9.750%, 11/13/19	7,081	7,364

Apparel/Textiles [0.0%]
BiSoho SAS
5.875%, 05/01/23	300	341
Hanesbrands
4.875%, 05/15/26(A)	275	269

Total Apparel/Textiles		610

Description	Face Amount (000)	Value (000)

Appliances [0.2%]
Arcelik
5.000%, 04/03/23	$4,000	$3,793

Applications Software [0.2%]
Emdeon
11.000%, 12/31/19	675	697
6.000%, 02/15/21(A)	775	810
Nuance Communications
6.000%, 07/01/24(A)	1,150	1,187
5.625%, 12/15/26(A)	975	959
5.375%, 08/15/20(A)	900	926
PTC
6.000%, 05/15/24	375	396

Total Applications Software		4,975

Athletic Equipment [0.0%]
Vista Outdoor
5.875%, 10/01/23	425	445

Auction House/Art Dealer [0.0%]
Ritchie Bros Auctioneers
5.375%, 01/15/25(A)	350	357

Auto Rent & Lease [0.3%]
Avis Budget Car Rental
6.375%, 04/01/24(A)	1,875	1,873
5.500%, 04/01/23	225	221
5.250%, 03/15/25(A)	275	256
Hertz
6.750%, 04/15/19	207	207
6.250%, 10/15/22	1,400	1,312
5.500%, 10/15/24(A)	1,025	896
United Rentals North America
5.750%, 11/15/24	175	184
5.500%, 07/15/25	150	153
4.625%, 07/15/23	325	332

Total Auto Rent & Lease		5,434

Auto/Trk Prts and Equip-Repl [0.1%]
Allison Transmission
5.000%, 10/01/24(A)	550	556
JB Poindexter
9.000%, 04/01/22(A)	1,100	1,155

Total Auto/Trk Prts and Equip-Repl		1,711

Autoparts [0.4%]
Adient Global Holdings
4.875%, 08/15/26(A)	750	735

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

American Axle & Manufacturing
6.625%, 10/15/22	$375	$387
Cooper-Standard Automotive
5.625%, 11/15/26(A)	250	247
IHO Verwaltungs GmbH
4.750%, 09/15/26(A) (B)	350	338
4.500%, 09/15/23(A) (B)	275	269
International Automotive Components Group
9.125%, 06/01/18(A)	900	878
Metalsa
4.900%, 04/24/23	2,200	2,093
MPG Holdco I
7.375%, 10/15/22	1,150	1,202
Omega US Sub
8.750%, 07/15/23(A)	1,075	1,123
Schaeffler Finance BV
4.750%, 05/15/23(A)	800	812
Schaeffler Finance BV, MTN
4.250%, 05/15/21(A)	375	383
Tenneco
5.375%, 12/15/24	350	361
5.000%, 07/15/26	200	196
ZF North America Capital
4.750%, 04/29/25(A)	750	763

Total Autoparts		9,787

Banks [7.0%]
Access Bank, MTN
10.500%, 10/19/21	2,283	2,269
9.250%, 06/24/21(C)	840	758
African Bank, MTN
8.125%, 10/19/20	4,503	4,600
Alternatifbank
8.750%, 04/16/26(C)	5,371	5,517
Banco do Brasil
8.500%, 10/29/49(C)	7,385	7,700
Bank Nadra via NDR Finance
8.250%, 06/22/17(D) (E)	721	4
CIT Group
5.000%, 08/01/23	300	310
Credit Bank of Moscow Via CBOM Finance
8.700%, 11/13/18	18,900	19,365
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	4,100	4,247

Description	Face Amount (000)	Value (000)

FBN Finance
8.250%, 08/07/20	$9,339	$7,660
FBN Finance BV
8.000%, 07/23/21(C)	12,018	9,286
ForteBank JSC
11.750%, 12/15/24	1,709	1,782
Grupo Elektra DE
7.250%, 08/06/18	1,123	1,126
Industrial Senior Trust
5.500%, 11/01/22	1,705	1,636
International Bank of Azerbaijan
5.625%, 06/11/19	2,500	2,475
Kazkommertsbank JSC
8.500%, 05/11/18	4,080	3,886
5.500%, 12/21/22	15,850	11,887
Kazkommertsbank JSC, MTN
6.875%, 02/13/17	4,100	4,014
National Savings Bank
8.875%, 09/18/18	2,800	2,958
Oschadbank Via SSB #1
9.375%, 03/10/23(F)	5,000	4,875
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	2,624	2,585
Renaissance Credit Via Renaissance Consumer Funding
13.500%, 05/22/19	2,675	2,555
Sberbank of Russia Via SB Capital
5.500%, 02/26/24(C)	1,000	1,016
TC Ziraat Bankasi, MTN
4.750%, 04/29/21	2,000	1,911
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	4,955	5,517
Turkiye Garanti Bankasi
6.250%, 04/20/21	2,000	2,030
Turkiye Halk Bankasi
5.000%, 07/13/21	2,000	1,869
4.750%, 02/11/21	3,000	2,802
Turkiye Is Bankasi
5.500%, 04/21/22	2,750	2,596
5.000%, 04/30/20	3,000	2,918
Turkiye Is Bankasi, MTN
5.375%, 10/06/21	1,000	955

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Turkiye Sinai Kalkinma Bankasi
4.875%, 05/18/21	$4,400	$4,115
Turkiye Vakiflar Bankasi TAO, MTN
5.500%, 10/27/21	7,800	7,391
VTB Bank Via VTB Capital
6.950%, 10/17/22	17,032	18,343
Yapi ve Kredi Bankasi
4.000%, 01/22/20	3,000	2,849

Total Banks		155,807

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	2,100	2,079

Broadcasting & Cable [3.1%]
Altice Financing
7.500%, 05/15/26	16,230	16,920
Altice Finco, MTN
7.625%, 02/15/25	3,800	3,852
Altice US Finance I
5.500%, 05/15/26(A)	575	587
AMC Networks
5.000%, 04/01/24	1,150	1,156
4.750%, 12/15/22	325	327
Anixter
5.625%, 05/01/19	275	288
5.500%, 03/01/23	1,125	1,167
Belden
5.500%, 09/01/22(A)	1,050	1,081
5.250%, 07/15/24(A)	1,125	1,131
Cablevision Systems
5.875%, 09/15/22	625	609
CCO Holdings
6.625%, 01/31/22	650	674
5.875%, 04/01/24(A)	325	347
5.875%, 05/01/27(A)	600	622
5.750%, 09/01/23	525	549
5.750%, 01/15/24	425	444
5.750%, 02/15/26(A)	300	310
5.500%, 05/01/26(A)	875	893
5.375%, 05/01/25(A)	250	257
5.250%, 09/30/22	675	699
5.125%, 02/15/23	1,275	1,310
Cequel Communications Holdings I
5.125%, 12/15/21(A)	1,250	1,272

Description	Face Amount (000)	Value (000)

Clear Channel Communications
9.000%, 03/01/21	$1,150	$851
Clear Channel Worldwide Holdings
6.500%, 11/15/22	1,650	1,687
Columbus International
7.375%, 03/30/21	8,135	8,657
CSC Holdings
5.500%, 04/15/27(A)	450	456
5.250%, 06/01/24	250	244
DISH DBS
7.750%, 07/01/26	200	226
5.875%, 07/15/22	2,425	2,552
5.875%, 11/15/24	400	412
5.000%, 03/15/23	475	473
Gray Television
5.875%, 07/15/26(A)	875	868
5.125%, 10/15/24(A)	450	435
LIN Television
6.375%, 01/15/21	175	181
5.875%, 11/15/22	650	660
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	906
Nexstar Escrow
5.625%, 08/01/24(A)	1,175	1,166
Numericable Group
6.000%, 05/15/22(A)	450	462
Numericable-SFR
7.375%, 05/01/26	1,500	1,537
SFR Group
7.375%, 05/01/26(A)	2,075	2,127
6.250%, 05/15/24(A)	575	578
Sinclair Television Group
5.875%, 03/15/26(A)	550	551
5.625%, 08/01/24(A)	1,775	1,815
5.125%, 02/15/27(A)	500	475
Tribune Media
5.875%, 07/15/22	1,975	2,007
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	547
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	1,850	1,901
Virgin Media Finance
6.000%, 10/15/24(A)	200	206
Virgin Media Secured Finance
5.500%, 08/15/26(A)	400	399

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Ziggo Bond Finance BV
6.000%, 01/15/27(A)	$725	$703
5.875%, 01/15/25(A)	275	275
Ziggo Secured Finance BV
5.500%, 01/15/27(A)	1,325	1,291

Total Broadcasting & Cable		69,143

Building & Construction [1.1%]
Allegion US Holding
5.750%, 10/01/21	550	575
Building Materials Corp of America
6.000%, 10/15/25(A)	425	447
Cemex
7.750%, 04/16/26	7,725	8,575
China Shanshui Cement Group
7.500%, 03/10/20	4,323	3,431
Dry Mix Solutions Investissements SAS
3.934%, 06/15/21(C)	3,000	3,161
Kerneos Corporate SAS
4.436%, 03/01/21(C)	2,000	2,113
Masonite International
5.625%, 03/15/23(A)	875	903
NCI Building Systems
8.250%, 01/15/23(A)	1,000	1,080
Ply Gem Industries
6.500%, 02/01/22	650	671
USG
5.500%, 03/01/25(A)	400	411
Yuksel Insaat
9.500%, 11/10/15(D) (E)	11,809	3,398

Total Building & Construction		24,765

Building & Construction Supplies [0.1%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	2,250	2,244

Building-Heavy Construct [0.3%]
Andrade Gutierrez International
4.000%, 04/30/18	3,525	2,932
Odebrecht Finance
5.250%, 06/27/29	2,000	1,145
5.125%, 06/26/22	2,190	1,384
4.375%, 04/25/25	2,500	1,444

Total Building-Heavy Construct		6,905

Description	Face Amount (000)	Value (000)

Chemicals [0.6%]
Ashland
4.750%, 08/15/22	$750	$778
Eco Services Operations
8.500%, 11/01/22(A)	800	850
Hexion
6.625%, 04/15/20	1,050	929
Hexion US Finance
8.875%, 02/01/18	700	696
Huntsman International
5.125%, 11/15/22	875	893
4.875%, 11/15/20	900	933
Ineos Finance
4.000%, 05/01/23	1,000	1,088
Perstorp Holding
7.625%, 06/30/21(C)	500	530
Platform Specialty
6.500%, 02/01/22(A)	3,025	3,048
Platform Specialty Products
10.375%, 05/01/21(A)	325	360
PQ
6.750%, 11/15/22(A)	875	936
Valvoline
5.500%, 07/15/24(A)	200	207
Versum Materials
5.500%, 09/30/24(A)	425	435
WR Grace & -Conn
5.625%, 10/01/24(A)	325	341

Total Chemicals		12,024

Coal Mining [0.3%]
Indo Energy Finance II BV
6.375%, 01/24/23	8,975	6,460
New World Resources
8.000%, 04/07/20(D)	1,054	61

Total Coal Mining		6,521

Coatings/Paint [0.0%]
Axalta Coating Systems
4.875%, 08/15/24(A)	350	350

Commercial Services [0.2%]
Allegion
5.875%, 09/15/23	175	185
Anna Merger Sub
7.750%, 10/01/22(A)	2,450	2,058
Live Nation Entertainment
4.875%, 11/01/24(A)	350	351

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

ServiceMaster
5.125%, 11/15/24(A)	$1,000	$1,015

Total Commercial Services		3,609

Computer Graphics [0.1%]
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,396

Computer Software [0.1%]
Italics Merger Sub
7.125%, 07/15/23(A)	2,050	1,958
SS&C Technologies Holdings
5.875%, 07/15/23	900	932

Total Computer Software		2,890

Computer System Design & Services [0.3%]
Diamond 1 Finance
7.125%, 06/15/24(A)	2,050	2,276
5.875%, 06/15/21(A)	250	266
NCR
6.375%, 12/15/23	625	672
5.875%, 12/15/21	400	419
5.000%, 07/15/22	975	995
4.625%, 02/15/21	300	305
Riverbed Technology
8.875%, 03/01/23(A)	1,275	1,345

Total Computer System Design & Services		6,278

Consumer Products & Services [0.4%]
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(A)	1,400	1,512
Prestige Brands
6.375%, 03/01/24(A)	1,450	1,523
5.375%, 12/15/21(A)	1,275	1,313
Scotts Miracle-Gro
5.250%, 12/15/26(A)	75	75
ServiceMaster
7.450%, 08/15/27	225	237
7.100%, 03/01/18	475	495
Spectrum Brands
6.125%, 12/15/24	575	607
5.750%, 07/15/25	800	830
Tempur Sealy International
5.500%, 06/15/26	375	377

Description	Face Amount (000)	Value (000)

WMG Acquisition
5.000%, 08/01/23(A)	$150	$151
4.875%, 11/01/24(A)	250	249

Total Consumer Products & Services		7,369

Containers & Packaging [0.9%]
ARD Finance
7.125%, 09/15/23(A) (B)	1,100	1,086
Ardagh Packaging Finance
7.250%, 05/15/24(A)	2,550	2,687
6.750%, 01/31/21(A)	200	206
6.000%, 06/30/21(A)	800	814
4.625%, 05/15/23(A)	350	347
Ball
5.250%, 07/01/25	1,225	1,280
Berry Plastics
6.000%, 10/15/22	400	423
5.500%, 05/15/22	2,075	2,158
5.125%, 07/15/23	725	738
BWAY Holding
9.125%, 08/15/21(A)	2,350	2,479
Crown Americas
4.500%, 01/15/23	550	561
4.250%, 09/30/26(A)	225	212
Guala Closures
4.750%, 11/15/21(C)	160	173
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	425	449
5.875%, 08/15/23(A)	375	391
5.375%, 01/15/25(A)	950	957
5.000%, 01/15/22(A)	125	128
Pactiv
7.950%, 12/15/25	200	212
Reynolds Group Issuer
8.250%, 02/15/21	858	886
7.000%, 07/15/24(A)	1,500	1,595
5.750%, 10/15/20	1,350	1,392
Sealed Air
5.500%, 09/15/25(A)	800	826
5.125%, 12/01/24(A)	850	873
4.875%, 12/01/22(A)	475	488

Total Containers & Packaging		21,361

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Data Processing/Mgmt [0.3%]
First Data
7.000%, 12/01/23(A)	$1,525	$1,624
5.750%, 01/15/24(A)	3,050	3,147
5.375%, 08/15/23(A)	1,300	1,349

Total Data Processing/Mgmt		6,120

Decision Support Software [0.0%]
MSCI
5.750%, 08/15/25(A)	525	558
5.250%, 11/15/24(A)	275	289
4.750%, 08/01/26(A)	275	273

Total Decision Support Software		1,120

Dental Supplies and Equip [0.1%]
IDH Finance
6.398%, 08/15/22(C)	1,500	1,816

Diagnostic Equipment [0.2%]
Crimson Merger Sub
6.625%, 05/15/22(A)	3,900	3,461

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	775	810
5.125%, 07/15/24	175	174
5.000%, 05/01/25	625	615

Total Dialysis Centers		1,599

Diamonds/Precious Stones [0.1%]
Petra Diamonds US Treasury
8.250%, 05/31/20	1,800	1,858

Disposable Medical Prod [0.1%]
Sterigenics-Nordion Holdings
6.500%, 05/15/23(A)	2,150	2,188

Distribution/Wholesale [0.1%]
American Builders & Contractors Supply
5.750%, 12/15/23(A)	200	206
5.625%, 04/15/21(A)	900	927
Beacon Roofing Supply
6.375%, 10/01/23	450	480
HD Supply
5.750%, 04/15/24(A)	950	1,003
5.250%, 12/15/21(A)	450	475
Performance Food Group
5.500%, 06/01/24(A)	200	201

Total Distribution/Wholesale		3,292

Description	Face Amount (000)	Value (000)

Diversified Minerals [0.1%]
Teck Resources
8.500%, 06/01/24(A)	$725	$836
6.125%, 10/01/35	850	827
6.000%, 08/15/40	350	332

Total Diversified Minerals		1,995

Drugs [0.3%]
Endo
6.000%, 07/15/23(A)	700	613
Endo Finance
6.500%, 02/01/25(A)	2,025	1,696
Grifols Worldwide Operations
5.250%, 04/01/22	1,250	1,294
Valeant Pharmaceuticals International
7.250%, 07/15/22(A)	600	491
5.625%, 12/01/21(A)	700	542
5.500%, 03/01/23(A)	275	206
VPII Escrow
7.500%, 07/15/21(A)	900	763
VRX Escrow
6.125%, 04/15/25(A)	2,825	2,122
5.875%, 05/15/23(A)	1,175	887

Total Drugs		8,614

E-Commerce/Services [0.1%]
Match Group
6.750%, 12/15/22	1,275	1,345
6.375%, 06/01/24	450	475

Total E-Commerce/Services		1,820

Electric Utilities [1.4%]
AES Andres BV
7.950%, 05/11/26	3,600	3,714
Calpine
5.875%, 01/15/24(A)	550	573
5.750%, 01/15/25	2,225	2,147
DTEK Finance
10.375%, 03/28/18(E)	5,920	4,869
7.875%, 04/04/18(E)	15,103	12,262
NRG Energy
7.250%, 05/15/26(A)	325	323
6.625%, 03/15/23	1,175	1,178
6.625%, 01/15/27(A)	625	591
6.250%, 05/01/24	1,575	1,532

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Star Energy Geothermal Wayang Windu
6.125%, 03/27/20	$3,130	$3,193

Total Electric Utilities		30,382

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,650	1,703
5.375%, 06/15/24(A)	250	251

Total Electrical Products		1,954

Energy [0.0%]
CGG
6.875%, 01/15/22	375	172
Viridian Group
7.500%, 03/01/20	500	561

Total Energy		733

Energy & Power [0.2%]
Enviva Partners
8.500%, 11/01/21(A)	1,275	1,329
TerraForm Power Operating
6.625%, 06/15/25(A) (F)	700	724
5.875%, 02/01/23(A) (F)	525	532

Total Energy & Power		2,585

Engineering/R and D Services [0.0%]
Engility
8.875%, 09/01/24(A)	625	655

Enterprise Software/Serv [0.6%]
BCP Singapore VI Cayman Financing
8.000%, 04/15/21	4,200	4,116
BMC Software Finance
8.125%, 07/15/21(A)	2,425	2,266
Ensemble S Merger Sub
9.000%, 09/30/23(A)	1,225	1,302
Infor Software Parent
7.125%, 05/01/21(A) (B)	1,975	2,034
Infor US
6.500%, 05/15/22	2,925	3,049
JDA Escrow
7.375%, 10/15/24(A)	1,250	1,297

Total Enterprise Software/Serv		14,064

Entertainment & Gaming [0.7%]
AMC Entertainment Holdings
5.875%, 11/15/26(A)	425	434

Description	Face Amount (000)	Value (000)

Boyd Gaming
6.875%, 05/15/23	$1,225	$1,317
6.375%, 04/01/26(A)	500	538
Chester Downs & Marina
9.250%, 02/01/20(A)	1,175	1,128
MGM Growth Properties Operating Partnership
5.625%, 05/01/24(A)	425	445
MGM Resorts International
7.750%, 03/15/22	1,400	1,610
6.750%, 10/01/20	250	278
6.000%, 03/15/23	600	648
5.250%, 03/31/20	350	370
Mohegan Tribal Gaming Authority
7.875%, 10/15/24(A)	1,175	1,199
Penn National Gaming
5.875%, 11/01/21	1,525	1,590
Pinnacle Entertainment
5.625%, 05/01/24(A)	1,450	1,454
Regal Entertainment Group
5.750%, 03/15/22	500	524
5.750%, 02/01/25	650	660
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)	1,150	1,176
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	2,000	1,980
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	370	368
Station Casinos
7.500%, 03/01/21	1,450	1,519

Total Entertainment & Gaming		17,238

Export/Import Bank [0.2%]
Ukreximbank Via Biz Finance
9.625%, 04/27/22	4,000	3,910

Financial Services [1.2%]
AerCap Ireland Capital
4.500%, 05/15/21	675	700

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Ally Financial
5.750%, 11/20/25	$1,975	$1,970
5.125%, 09/30/24	450	458
4.750%, 09/10/18	1,150	1,184
4.625%, 03/30/25	1,300	1,281
4.125%, 03/30/20	425	429
4.125%, 02/13/22	400	396
2.750%, 01/30/17	475	475
Arrow Global Finance
4.936%, 11/01/21(C)	1,000	1,099
Astana Finance JSC
0.000%, 12/22/24(D) (G)	147	—
Cabot Financial Luxembourg II
5.875%, 11/15/21(C)	1,000	1,063
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)	1,050	1,097
International Lease Finance
4.625%, 04/15/21	500	518
Lock
5.500%, 08/15/20(C)	2,000	2,105
Navient
7.250%, 09/25/23	425	437
6.625%, 07/26/21	100	106
5.875%, 10/25/24	1,550	1,473
Navient, MTN
6.125%, 03/25/24	775	753
5.500%, 01/25/23	175	170
Promontoria MCS SAS
5.750%, 09/30/21(C)	100	107
Quicken Loans
5.750%, 05/01/25(A)	2,550	2,480
Russian Standard
13.000%, 10/27/22(B)	13,429	5,979

Total Financial Services		24,280

Firearms and Ammunition [0.0%]
FGI Operating Company
7.875%, 05/01/20(D)	1,250	1,062

Food, Beverage & Tobacco [1.6%]
ARAMARK
5.750%, 03/15/20	303	310
5.125%, 01/15/24	300	309
Boparan Finance
5.500%, 07/15/21	1,000	1,206
Boparan Finance, MTN
4.375%, 07/15/21	1,000	1,042

Description	Face Amount (000)	Value (000)

Galapagos
4.434%, 06/15/21(C)	$1,888	$1,853
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,675	1,665
Lamb Weston Holdings
4.875%, 11/01/26(A)	700	693
Marfrig Holdings Europe BV
8.000%, 06/08/23	12,415	12,851
Marfrig Overseas
9.500%, 05/04/20	8,584	8,842
MHP
8.250%, 04/02/20	3,750	3,600
Minerva Luxembourg
8.750%, 12/29/49(C)	3,700	3,788
Pinnacle Foods Finance
5.875%, 01/15/24	250	265
Sun Merger Sub
5.875%, 08/01/21(A)	600	625

Total Food, Beverage & Tobacco		37,049

Food-Catering [0.0%]
AdvancePierre Foods Holdings
5.500%, 12/15/24(A)	525	530
Aramark Services
5.125%, 01/15/24(A)	775	799

Total Food-Catering		1,329

Food-Flour and Grain [0.2%]
Post Holdings
8.000%, 07/15/25(A)	1,500	1,680
7.750%, 03/15/24(A)	375	416
6.000%, 12/15/22(A)	150	156
5.000%, 08/15/26(A)	1,750	1,676

Total Food-Flour and Grain		3,928

Food-Wholesale/Distrib [0.1%]
US Foods
5.875%, 06/15/24(A)	1,375	1,423

Gas-Distribution [0.1%]
AmeriGas Partners
5.875%, 08/20/26	1,075	1,091
5.625%, 05/20/24	400	409
5.500%, 05/20/25	675	682

Total Gas-Distribution		2,182

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)	475	485

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	$1,850	$1,843

Home Decoration Products [0.1%]
RSI Home Products
6.500%, 03/15/23(A)	1,750	1,829

Hotels and Motels [0.5%]
Grupo Posadas
7.875%, 06/30/22	9,930	9,833
Hilton Domestic Operating
4.250%, 09/01/24(A)	550	533

Total Hotels and Motels		10,366

Human Resources [0.1%]
Team Health
7.250%, 12/15/23(A)	1,525	1,735

Industrial [0.0%]
Unifrax I
7.500%, 02/15/19(A)	800	796

Insurance [0.2%]
Hockey Merger Sub 2
7.875%, 10/01/21(A)	2,100	2,219
Hub Holdings
8.125%, 07/15/19(A) (B)	1,650	1,646
HUB International
9.250%, 02/15/21(A)	150	155

Total Insurance		4,020

Internet Connectiv Svcs [0.1%]
United Group BV
7.875%, 11/15/20	1,400	1,540

Internet Security [0.0%]
VeriSign
5.250%, 04/01/25	525	538
4.625%, 05/01/23	400	404

Total Internet Security		942

Investment Banker/Broker Dealer [0.0%]
BCD Acquisition
9.625%, 09/15/23(A)	900	963

Mach Tools and Rel Products [0.0%]
Milacron
7.750%, 02/15/21(A)	800	822

Description	Face Amount (000)	Value (000)

Machinery [0.0%]
Cloud Crane
10.125%, 08/01/24(A)	$275	$294

Machinery-General Indust [0.1%]
Gardner Denver
6.875%, 08/15/21(A)	675	672
Zebra Technologies
7.250%, 10/15/22	1,800	1,958

Total Machinery-General Indust		2,630

Manufacturing [0.0%]
Cleaver-Brooks
8.750%, 12/15/19(A)	775	807

Media - Non-Cable [0.0%]
Intelsat Jackson Holdings
7.250%, 10/15/20	500	387

Medical Information Sys [0.0%]
IMS Health
5.000%, 10/15/26(A)	725	727

Medical Products & Services [1.5%]
Acadia Healthcare
6.500%, 03/01/24	1,850	1,892
CHS
6.875%, 02/01/22	3,150	2,189
5.125%, 08/01/21	675	626
Envision Healthcare
6.250%, 12/01/24(A)	775	818
HCA
7.500%, 02/15/22	1,625	1,844
6.500%, 02/15/20	300	328
5.875%, 05/01/23	825	876
5.875%, 02/15/26	250	257
5.375%, 02/01/25	2,250	2,256
5.250%, 04/15/25	2,025	2,114
5.000%, 03/15/24	1,875	1,929
4.500%, 02/15/27	250	246
HCA Holdings
6.250%, 02/15/21	550	592
IASIS Healthcare
8.375%, 05/15/19	1,875	1,631
Jubilant Pharma
4.875%, 10/06/21	2,500	2,433
LifePoint Health
5.875%, 12/01/23	325	329
5.375%, 05/01/24(A)	600	588
LifePoint Hospitals
5.500%, 12/01/21	875	910

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Mallinckrodt International Finance
5.625%, 10/15/23(A)	$475	$443
5.500%, 04/15/25(A)	1,925	1,723
4.750%, 04/15/23	975	848
Sterigenics-Nordion Topco
8.125%, 11/01/21(A)	1,200	1,194
Teleflex
5.250%, 06/15/24	450	462
4.875%, 06/01/26	375	371
Tenet Healthcare
8.125%, 04/01/22	1,625	1,533
7.500%, 01/01/22(A)	325	339
6.750%, 06/15/23	2,150	1,897
4.500%, 04/01/21	700	693
4.375%, 10/01/21	925	917

Total Medical Products & Services		32,278

Medical-HMO [0.1%]
MPH Acquisition Holdings
7.125%, 06/01/24(A)	2,875	3,026

Medical-Outptnt/Home Med [0.0%]
Amsurg
5.625%, 07/15/22	950	979

Medical-Whsle Drug Dist [0.1%]
Vizient
10.375%, 03/01/24(A)	1,600	1,812

Metal-Copper [0.1%]
Freeport-McMoRan
5.400%, 11/14/34	2,300	1,932
3.875%, 03/15/23	1,175	1,078

Total Metal-Copper		3,010

Metal-Iron [1.1%]
Samarco Mineracao
5.750%, 10/24/23	2,700	1,458
5.375%, 09/26/24(E)	1,500	810
4.125%, 11/01/22	5,900	3,186
Vale Overseas
6.875%, 11/21/36	6,441	6,377
6.875%, 11/10/39	13,594	13,220

Total Metal-Iron		25,051

Metals & Mining [0.5%]
Hudbay Minerals
7.625%, 01/15/25(A)	350	364
7.250%, 01/15/23(A)	100	103

Description	Face Amount (000)	Value (000)

TiZir
9.000%, 09/28/17	$5,600	$5,152
Vedanta Resources
9.500%, 07/18/18	4,930	5,222
8.250%, 06/07/21	500	520
6.000%, 01/31/19	338	339

Total Metals & Mining		11,700

Miscellaneous Business Services [0.1%]
Garda World Security
7.250%, 11/15/21(A)	1,825	1,697

Miscellaneous Manufacturing [0.4%]
Grupo KUO De
6.250%, 12/04/22	4,032	4,062
Magnesita Finance
8.625%, 04/29/49	3,763	3,528

Total Miscellaneous Manufacturing		7,590

MRI/Medical Diag Imaging [0.1%]
Surgical Care Affiliates
6.000%, 04/01/23(A)	1,475	1,523

Office Automation and Equip [0.1%]
CDW
6.000%, 08/15/22	1,125	1,190
5.500%, 12/01/24	1,125	1,150

Total Office Automation and Equip		2,340

Oil-Field Services [0.3%]
Borets Finance
7.625%, 09/26/18	2,620	2,594
Hiland Partners
5.500%, 05/15/22(A)	375	392
Sea Trucks Group
9.000%, 03/26/18(A)	4,480	1,702
Weatherford International
9.875%, 02/15/24(A)	75	80
8.250%, 06/15/23	750	763
7.000%, 03/15/38	775	649
6.800%, 06/15/37	225	185
Western Refining Logistics
7.500%, 02/15/23	1,125	1,215

Total Oil-Field Services		7,580

Paper & Related Products [0.4%]
Argos Merger Sub
7.125%, 03/15/23(A)	2,775	2,830

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Clearwater Paper
5.375%, 02/01/25(A)	$1,450	$1,435
Eldorado International Finance GmbH
8.625%, 06/16/21	4,000	3,420

Total Paper & Related Products		7,685

Petroleum & Fuel Products [9.2%]
Access Midstream Partners
4.875%, 05/15/23	300	306
4.875%, 03/15/24	825	833
Antero Midstream Partners
5.375%, 09/15/24(A)	625	631
Antero Resources
5.625%, 06/01/23	200	205
5.125%, 12/01/22	350	353
5.000%, 03/01/25(A)	825	807
Antero Resources Finance
6.000%, 12/01/20	650	669
5.375%, 11/01/21	475	486
Callon Petroleum
6.125%, 10/01/24(A)	250	257
Carrizo Oil & Gas
7.500%, 09/15/20	775	802
6.250%, 04/15/23	675	692
Cheniere Corpus Christi Holdings
7.000%, 06/30/24(A)	475	514
5.875%, 03/31/25(A)	1,050	1,071
Chesapeake Energy
8.000%, 12/15/22(A)	875	944
8.000%, 01/15/25(A)	250	255
6.875%, 11/15/20	225	225
5.750%, 03/15/23	350	329
5.375%, 06/15/21	500	469
4.875%, 04/15/22	100	91
Cia General de Combustibles
9.500%, 11/07/21	3,000	3,026
Continental Resources
4.500%, 04/15/23	1,275	1,249
Crestwood Midstream Partners
6.000%, 12/15/20	250	256
CrownRock
7.750%, 02/15/23(A)	225	243
7.125%, 04/15/21(A)	150	156
CVR Refining
6.500%, 11/01/22	1,425	1,414
Dana Gas Sukuk
9.000%, 10/31/17(A)	2,120	1,988

Description	Face Amount (000)	Value (000)

Diamondback Energy
4.750%, 11/01/24(A)	$350	$343
DNO
8.750%, 06/18/20(A)	4,800	4,248
Energy Transfer Equity
5.875%, 01/15/24	2,125	2,194
5.500%, 06/01/27	175	171
EP Energy
8.000%, 11/29/24(A)	525	564
7.750%, 09/01/22	150	122
6.375%, 06/15/23	350	276
EP PetroEcuador via Noble Sovereign Funding I
6.627%, 09/24/19(C)	23,859	24,098
Genel Energy Finance
7.500%, 05/14/19(A)	1,000	820
Georgian Oil and Gas JSC
6.750%, 04/26/21	800	833
Gulf Keystone Petroleum
10.000%, 10/18/21	5,587	5,350
Gulfport Energy
6.625%, 05/01/23	425	444
6.375%, 05/15/25	400	405
6.000%, 10/15/24(A)	300	305
Halcon Resources
8.625%, 02/01/20(A)	600	624
Holly Energy Partners
6.500%, 03/01/20	1,050	1,084
6.000%, 08/01/24(A)	1,150	1,199
Kinder Morgan
5.625%, 11/15/23(A)	625	686
Laredo Petroleum
7.375%, 05/01/22	775	803
6.250%, 03/15/23	200	207
5.625%, 01/15/22	375	378
Legacy Reserves
6.625%, 12/01/21	250	171
MPLX
4.875%, 12/01/24	700	721
4.875%, 06/01/25	875	900
Newfield Exploration
5.375%, 01/01/26	425	433
Northern Oil and Gas
8.000%, 06/01/20	1,425	1,181
Northern Tier Energy
7.125%, 11/15/20	1,075	1,117
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	11,973	11,689

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Oasis Petroleum
6.875%, 03/15/22	$725	$743
6.875%, 01/15/23	175	179
6.500%, 11/01/21	850	866
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	9,926	4,442
Pan American Energy
7.875%, 05/07/21	1,500	1,575
Parsley Energy
6.250%, 06/01/24(A)	150	158
5.375%, 01/15/25(A)	275	276
PDC Energy
7.750%, 10/15/22	175	186
6.125%, 09/15/24(A)	175	179
Petrobras Argentina
7.375%, 07/21/23	3,000	2,925
Petrobras Global Finance BV
8.750%, 05/23/26	3,590	3,873
8.375%, 05/23/21	11,000	11,852
6.875%, 01/20/40	10,355	8,887
6.850%, 06/05/15	2,683	2,173
6.250%, 03/17/24	1,782	1,709
5.375%, 01/27/21	5,060	4,961
3.873%, 03/17/20(C)	726	710
Petroleos de Venezuela
9.750%, 05/17/35	14,765	7,013
8.500%, 11/02/17	870	689
8.500%, 10/27/20	15,757	11,778
5.250%, 04/12/17	2,867	2,580
Precision Drilling
7.750%, 12/15/23(A)	575	607
QEP Resources
6.875%, 03/01/21	400	425
5.250%, 05/01/23	325	326
QGOG Atlantic
5.250%, 07/30/18	2,007	1,926
QGOG Constellation
6.250%, 11/09/19	16,665	10,916
Range Resources
5.000%, 03/15/23(A)	475	473
4.875%, 05/15/25	772	748
Regency Energy Partners
5.875%, 03/01/22	225	248
5.500%, 04/15/23	200	206
4.500%, 11/01/23	350	355

Description	Face Amount (000)	Value (000)

Rice Energy
7.250%, 05/01/23	$200	$212
6.250%, 05/01/22	900	925
RSP Permian
6.625%, 10/01/22	625	661
5.250%, 01/15/25(A)	425	427
Sabine Pass Liquefaction
6.250%, 03/15/22	1,550	1,697
5.625%, 02/01/21	1,100	1,177
5.625%, 04/15/23	175	186
5.625%, 03/01/25	300	321
5.000%, 03/15/27(A)	550	555
Seven Energy
10.250%, 10/11/21(D)	10,385	3,801
SM Energy
6.750%, 09/15/26	150	155
6.500%, 11/15/21	100	102
6.500%, 01/01/23	575	584
6.125%, 11/15/22	225	228
5.625%, 06/01/25	550	531
5.000%, 01/15/24	350	330
Southwestern Energy
4.100%, 03/15/22	1,425	1,346
Summit Midstream Holdings
7.500%, 07/01/21	325	341
5.500%, 08/15/22	1,600	1,560
Targa Resources Partners
5.375%, 02/01/27(A)	925	916
5.250%, 05/01/23	500	505
5.125%, 02/01/25(A)	475	471
Tesoro
5.375%, 10/01/22	375	389
5.125%, 12/15/26(A)	450	455
Tesoro Logistics
6.375%, 05/01/24	200	214
6.250%, 10/15/22	975	1,034
6.125%, 10/15/21	475	499
5.875%, 10/01/20	875	902
5.500%, 10/15/19	50	53
5.250%, 01/15/25	700	715
5.125%, 04/01/24	600	614
Whiting Petroleum
6.250%, 04/01/23	1,425	1,425
5.750%, 03/15/21	150	149
5.000%, 03/15/19	175	176
Williams
4.550%, 06/24/24	900	893

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

WPX Energy
8.250%, 08/01/23	$275	$307
7.500%, 08/01/20	75	81
6.000%, 01/15/22	300	308
5.250%, 09/15/24	175	170
YPF
8.500%, 07/28/25	2,830	2,870
Zhaikmunai LLP
7.125%, 11/13/19	16,267	15,843

Total Petroleum & Fuel Products		207,749

Phys Practice Mgmnt [0.0%]
MEDNAX
5.250%, 12/01/23(A)	200	206

Printing & Publishing [0.2%]
Multi-Color
6.125%, 12/01/22(A)	1,550	1,620
Nielsen Finance
5.000%, 04/15/22(A)	1,700	1,732

Total Printing & Publishing		3,352

Publishing-Books [0.0%]
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	625	630

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	1,125	1,190
5.500%, 09/15/24(A)	50	51

Total Publishing-Newspapers		1,241

Quarrying [0.1%]
Compass Minerals International
4.875%, 07/15/24(A)	1,200	1,134

Radio [0.3%]
CBS Radio
7.250%, 11/01/24(A)	650	682
Radio One
9.250%, 02/15/20(A) (D)	900	817
7.375%, 04/15/22(A)	1,225	1,213
Sirius XM Holdings
4.625%, 05/15/23(A)	1,250	1,238
Sirius XM Radio
6.000%, 07/15/24(A)	975	1,019
5.375%, 04/15/25(A)	1,150	1,144
5.375%, 07/15/26(A)	575	562

Description	Face Amount (000)	Value (000)

Townsquare Media
6.500%, 04/01/23(A) (D)	$1,125	$1,074

Total Radio		7,749

Real Estate Investment Trusts [0.1%]
GLP Capital
5.375%, 04/15/26	525	548
Iron Mountain
5.750%, 08/15/24	725	745
Lamar Media
5.875%, 02/01/22	525	541
5.750%, 02/01/26	100	105
5.375%, 01/15/24	450	466
RHP Hotel Properties
5.000%, 04/15/23	150	151

Total Real Estate Investment Trusts		2,556

Real Estate Oper/Develop [0.7%]
BR Properties
9.000%, 10/29/49	1,000	940
IRSA Propiedades
8.750%, 03/23/23	850	900
Kaisa Group Holdings
7.560%, 12/31/19(B)	1,279	1,191
7.560%, 06/30/20	2,502	2,323
7.560%, 12/31/20(B)	3,819	3,514
7.560%, 06/30/21	3,745	3,442
7.560%, 12/31/21(B)	3,995	3,671

Total Real Estate Oper/Develop		15,981

Regional Authority [0.3%]
Province of Santa Fe
6.900%, 11/01/27	2,500	2,350
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24	4,823	4,485

Total Regional Authority		6,835

Research and Development [0.2%]
Jaguar Holding II
6.375%, 08/01/23(A)	3,600	3,852

Retail [0.8%]
Albertsons
6.625%, 06/15/24(A)	900	938
5.750%, 03/15/25(A)	1,125	1,114
AmeriGas Finance
7.000%, 05/20/22	253	266

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

BKW
6.000%, 04/01/22(A)	$2,275	$2,377
Ferrellgas
6.750%, 01/15/22	1,175	1,160
6.750%, 06/15/23	850	835
6.500%, 05/01/21	675	672
Hillman Group
6.375%, 07/15/22(A)	1,950	1,833
Iceland Bondco
4.651%, 07/15/20(C)	1,000	1,213
JC Penney
5.875%, 07/01/23(A)	475	490
KFC Holding
5.250%, 06/01/26(A)	625	635
5.000%, 06/01/24(A)	325	332
Michaels Stores
5.875%, 12/15/20(A)	1,500	1,545
Neiman Marcus Group
8.750%, 10/15/21(A) (B)	425	301
New Look Secured Issuer
4.500%, 07/01/22(C)	2,000	1,994
NPC International
10.500%, 01/15/20	575	593
Party City Holdings
6.125%, 08/15/23(A)	1,175	1,228
Rite Aid
6.125%, 04/01/23(A)	1,050	1,129
Sally Holdings
5.625%, 12/01/25	175	182
Stonegate Pub Financing
5.151%, 04/15/19(C)	1,000	1,233
Yum! Brands
3.875%, 11/01/23	300	287

Total Retail		20,357

Rubber & Plastic [0.1%]
Goodyear Tire & Rubber
5.125%, 11/15/23	400	412
5.000%, 05/31/26	675	672

Total Rubber & Plastic		1,084

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(A)	2,100	2,054

Semi-Conductors [0.3%]
Advanced Micro Devices
7.000%, 07/01/24	200	207

Description	Face Amount (000)	Value (000)

Entegris
6.000%, 04/01/22(A)	$1,300	$1,352
Micron Technology
5.500%, 02/01/25	375	373
5.250%, 08/01/23(A)	575	577
5.250%, 01/15/24(A)	400	398
Microsemi
9.125%, 04/15/23(A)	700	816
Qorvo
7.000%, 12/01/25	875	969
Sensata Technologies BV
5.625%, 11/01/24(A)	425	443
5.000%, 10/01/25(A)	575	564
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	225	235

Total Semi-Conductors		5,934

Software & Services [0.1%]
Rackspace Hostin
8.625%, 11/15/24(A)	2,050	2,170

Steel & Steel Works [0.8%]
ArcelorMittal
6.125%, 06/01/25	1,600	1,752
Ferrexpo Finance
10.375%, 04/07/19	2,588	2,588
Metinvest BV, MTN
10.500%, 11/28/17(E)	4,641	4,176
8.750%, 02/14/18(E)	8,353	7,602
Steel Dynamics
6.375%, 08/15/22	300	313
5.500%, 10/01/24	900	954
5.250%, 04/15/23	125	131
5.125%, 10/01/21	225	234
5.000%, 12/15/26(A)	225	224

Total Steel & Steel Works		17,974

Sugar [0.1%]
Cosan Luxembourg
7.000%, 01/20/27	3,000	2,992

Telecommunication Equip [0.3%]
CommScope
5.500%, 06/15/24(A)	525	544
CommScope Technologies Finance
6.000%, 06/15/25(A)	950	1,007

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

IHS Netherlands Holdco BV
9.500%, 10/27/21	$5,000	$5,119

Total Telecommunication Equip		6,670

Telephones & Telecommunications [5.5%]
Altice
7.750%, 05/15/22(A)	1,900	2,028
7.625%, 02/15/25(A)	725	761
Altice US Finance I
5.375%, 07/15/23(A)	575	597
Altice US Finance II
7.750%, 07/15/25(A)	1,000	1,100
Banglalink Digital Communications
8.625%, 05/06/19	750	792
Colombia Telecomunicaciones ESP
8.500%, 12/29/49(C)	5,077	4,506
Columbus Cable Barbados
7.375%, 03/30/21	400	427
Comcel Trust
6.875%, 02/06/24	10,185	10,261
Digicel
7.000%, 02/15/20(A)	325	306
6.000%, 04/15/21	16,760	15,164
6.000%, 04/15/21(A)	175	158
Digicel Group
8.250%, 09/30/20	19,375	16,720
8.250%, 09/30/20(A)	1,375	1,180
7.125%, 04/01/22	13,000	10,085
eircom Finance DAC
4.500%, 05/31/22	500	552
GTH Finance BV
7.250%, 04/26/23	7,880	8,448
Intelsat Jackson Holdings
8.000%, 02/15/24(A)	975	1,002
7.500%, 04/01/21	950	724
5.500%, 08/01/23	1,625	1,095
Intelsat Luxembourg
8.125%, 06/01/23	600	188
7.750%, 06/01/21	825	270
Level 3 Communications
5.750%, 12/01/22	750	771
Level 3 Financing
5.375%, 01/15/24	100	101
5.375%, 05/01/25	900	918
5.250%, 03/15/26(A)	400	396

Description	Face Amount (000)	Value (000)

Matterhorn Telecom
3.750%, 05/01/22(C)	$1,500	$1,595
MetroPCS Wireless
6.625%, 11/15/20	600	613
Millicom International Cellular
6.000%, 03/15/25	6,720	6,602
Neptune Finco
10.875%, 10/15/25(A)	1,325	1,576
10.125%, 01/15/23(A)	825	953
6.625%, 10/15/25(A)	625	683
Reliance Communications
6.500%, 11/06/20	1,300	1,299
Sable International Finance
6.875%, 08/01/22	8,005	8,365
Sixsigma Networks Mexico
8.250%, 11/07/21	4,000	3,760
Sprint
7.875%, 09/15/23	3,300	3,523
7.625%, 02/15/25	600	631
7.125%, 06/15/24	500	515
Sprint Capital
6.875%, 11/15/28	1,800	1,777
Sprint Nextel
7.000%, 03/01/20(A)	350	380
6.000%, 11/15/22	1,400	1,410
Syniverse Holdings
9.125%, 01/15/19	750	656
T-Mobile USA
6.836%, 04/28/23	1,500	1,607
6.731%, 04/28/22	125	131
6.633%, 04/28/21	125	130
6.625%, 04/01/23	1,450	1,537
6.500%, 01/15/24	700	751
6.500%, 01/15/26	400	432
6.375%, 03/01/25	575	615
6.125%, 01/15/22	275	290
6.000%, 04/15/24	550	580
Verisure Holding
6.000%, 11/01/22	500	574
Virgin Media Finance
6.375%, 04/15/23(A)	675	701
Virgin Media Secured Finance
5.250%, 01/15/26(A)	2,250	2,222
Vivacom, MTN
6.625%, 11/15/18	673	721

Total Telephones & Telecommunications		123,179

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21	$850	$880

Textile-Products [0.4%]
Golden Legacy Pte
8.250%, 06/07/21	7,940	8,202

Transactional Software [0.1%]
Solera
10.500%, 03/01/24(A)	1,875	2,109

Transportation Services [0.9%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	1,625	1,560
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	1,850	2,281
Far East Capital
8.750%, 05/02/20(E)	5,200	2,938
8.000%, 05/02/18(E)	3,000	1,685
Global Liman Isletmeleri
8.125%, 11/14/21	2,250	2,189
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	260
Sabre GLBL
5.375%, 04/15/23(A)	900	918
5.250%, 11/15/23(A)	125	128
Silk Bidco
7.500%, 02/01/22	100	111
Travelex Financing
6.405%, 08/01/18(C)	1,000	1,198
Ukraine Railways via Shortline
9.875%, 09/15/21	6,200	5,828

Total Transportation Services		19,096

Utility [0.1%]
Suburban Propane Partners
7.375%, 08/01/21	275	285
5.750%, 03/01/25	850	863
5.500%, 06/01/24	1,300	1,316

Total Utility		2,464

Total Corporate Bonds
(Cost $1,143,899)		1,151,065

Loan Participations [27.1%]
Aerospace [0.6%]
Air Canada, Term Loan - 2023
3.614%, 10/06/23	1,260	1,268

Description	Face Amount (000)	Value (000)

AWAS, Term Loan
4.100%, 06/30/18	$1,266	$1,274
Computer Sciences Government Services, Term Loan B
3.750%, 11/30/23	516	522
Dae Aviation Holdings, Term Loan B
5.250%, 07/07/22	1,025	1,031
Engility Corp, Term Loan B-1
4.856%, 08/12/20	1,297	1,310
Engility Corp, Term Loan B-2
5.750%, 08/14/23	2,130	2,160
Leidos (Abacus Innovations), Term Loan B
3.356%, 08/16/23	570	575
TransDigm, Term Loan D
3.998%, 06/04/21	1,742	1,754
TransDigm, Term Loan E
3.750%, 05/14/22	1,149	1,158
TransDigm, Term Loan F
3.770%, 06/09/23	2,399	2,421
WP CPP Holdings, Term B-3 Loan
4.500%, 12/28/19	841	820

Total Aerospace		14,293

Automotive [0.2%]
Car Trawler, Term Loan
4.250%, 04/30/21	2,752	2,867
Oasis Holdings, Term Loan
2.500%, 11/19/20	4,580	1,947

Total Automotive		4,814

Broadcasting [0.5%]
Cumulus Media, Term Loan B
4.250%, 12/23/20	488	331
Entercom Radio LLC, Term Loan B
4.500%, 11/01/23	480	485
IHeart Communications, Term Loan E
8.034%, 07/30/19	2,313	1,881
Media General, Term Loan B
4.000%, 07/31/20	506	506
Mission/Nexstar Broadcasting, Term Loan B - Mission
3.000%, 09/26/23(H)	47	47

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Mission/Nexstar Broadcasting, Term Loan B - Nexstar
3.000%, 09/26/23(H)	$523	$527
Sinclair Broadcasting Group, Term Loan B-2
0.000%, 01/31/24(H)	325	325
Tribune Media, Term Loan B
3.750%, 12/27/20	1,638	1,649
Univision Comm (fka Umbrella), Replacement First-Lien Term Loans
4.000%, 03/01/20	1,745	1,754
Univision Comm (fka Umbrella), TL C-3 (2013 Term Loans)
4.000%, 03/01/20(C)	1,305	1,311
Ziggo Secured Finance B.V., Term Loan
3.750%, 08/31/24	3,000	3,169

Total Broadcasting		11,985

Cable/Wireless Video [1.5%]
Altice Financing, Term Loan B
3.882%, 01/15/25	2,690	2,717
Charter Comm Operating, LLC, Term Loan E
3.000%, 07/01/20	1,747	1,754
Charter Comm Operating, LLC, Term Loan H-1
0.000%, 01/15/22(H)	1,660	1,667
Charter Comm Operating, LLC, Term Loan I-1
3.005%, 01/15/24(H)	1,050	1,055
CSC Holdings, Term Loan B (2016)
3.876%, 11/24/24	737	744
Grande Communications, Bridge Facility
0.000%, 10/20/17(H)	2,045	2,045
Liberty Cablevision of Puerto Rico, First Lien Term Loan
4.500%, 01/07/22	2,240	2,222
Liberty Cablevision of Puerto Rico, Second Lien - 2014
7.750%, 07/07/23	215	208
M7 Group, Term Loan
4.250%, 06/17/21	945	1,004

Description	Face Amount (000)	Value (000)

MCC Iowa (Broadband), Term Loan H
3.250%, 01/29/21	$1,260	$1,266
Quebecor Media, Term Loan B
3.402%, 08/17/20	2,167	2,168
Serbia Broadband (Telemach), Term Loan
9.000%, 06/19/19	3,423	3,735
Tele Columbus, Term Loan
4.000%, 01/02/23	2,000	2,126
UPC Financing, Term Loan AN
4.080%, 08/31/24	2,315	2,338
WideOpenWest Finance LLC, Term Loan B
4.500%, 08/18/23	3,382	3,415
Ziggo B.V., Term Loan B-1
3.500%, 01/15/22	2,525	2,536
Ziggo B.V., Term Loan B-2
3.500%, 01/15/22	1,497	1,503
Ziggo B.V., Term Loan B-3
3.701%, 01/15/22	465	467

Total Cable/Wireless Video		32,970

Chemicals [2.0%]
Albaugh, LLC, Initial Term Loan
6.000%, 05/31/21	418	422
Allnex, Term Loan B-1
5.000%, 06/02/23	1,496	1,594
ASP Chromaflo Intermediate Holdings, Term Loan B-1
5.000%, 11/20/23	737	742
ASP Chromaflo Intermediate Holdings, Term Loan B-2
5.000%, 11/20/23	958	965
Axalta Coating Systems US Holdings, Refinanced Term B Loan
3.498%, 02/02/23	385	389
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.750%, 09/07/21	2,522	2,531
Constantia Flexibles, 1st Lien
4.000%, 04/30/22	824	827
Constantia Flexibles, Initial Term Loan
4.000%, 04/30/22	161	161

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Emerald Performance Materials, LLC, Initial Term Loan (First Lien)
4.500%, 07/30/21(H)	$118	$119
Emerald Performance Materials, LLC, Second Lien
7.750%, 08/01/22	1,125	1,122
Flint Group SA, Term Loan C
4.750%, 09/03/21	418	420
GCP Applied Technologies, Term Loan B (2016)
4.088%, 02/03/22	253	255
Gemini HDPE LLC, Term Loan B
4.750%, 08/06/21	1,452	1,465
Huntsman International LLC, Term Loan B - 2023
3.963%, 04/01/23	1,631	1,647
Ineos Finance PLC, 2020 Euro Term Loan, 1st Lien
4.000%, 12/15/20	982	1,042
Ineos Group Holdings PLC, Dollar Term Loans - 2018
3.750%, 05/04/18	687	689
Ineos Group Holdings PLC, Dollar Term Loans - 2020
3.750%, 12/15/20	5,194	5,216
Ineos Group Holdings PLC, Term Loan - 2022
4.250%, 03/31/22	255	258
INEOS Styrolution Group GmbH, Term Loan B
4.750%, 09/30/21	1,052	1,065
Klockner Pentaplast, Term Loan
0.000%, 04/28/20	927	984
0.000%, 04/28/20	1,048	1,112
Kraton Polymers, Term Loan B
6.000%, 01/06/22	1,710	1,728
Kraton Polymers, Term Loan B (2016)
0.000%, 01/06/22(H)	1,480	1,496
MacDermid (Platform), Term Loan B-4
5.000%, 06/07/23	688	697
MacDermid (Platform), Term Loan B5
4.500%, 06/07/20	454	458

Description	Face Amount (000)	Value (000)

Minerals Technologies, Term Loan B-1 - Floating TL
3.750%, 05/10/21	$2,498	$2,521
Minerals Technologies, Term Loan B-2 - Fixed TL
4.750%, 05/07/21	3,495	3,530
NEP, 1st Lien
0.000%, 01/04/24(H)	1,500	1,576
Olin Corporation (Blue Cube), Term Loan A
2.000%, 06/23/20	2,886	2,882
Perstorp Holding AB, Facility A (Mezzanine), 3rd Lien
6.500%, 12/27/17	913	840
Platform Specialty Products, 1st Lien
0.000%, 06/07/20(H)	2,490	2,640
Sapec, Term Loan B, 1st Lien
0.000%, 12/15/23(H)	2,500	2,599
Univar, Term Loan B
4.250%, 07/01/22	240	242

Total Chemicals		44,234

Consumer Durables [0.0%]
American Bath Group, Term Loan B
0.000%, 09/30/23	549	548
Serta Simmons Bedding, Initial Term Loan (First Lien)
4.500%, 11/08/23	610	616

Total Consumer Durables		1,164

Consumer Non-Durables [0.3%]
Coty, Term B Loan
3.750%, 09/29/23	525	527
Eastman Kodak, Exit Term Loan
7.250%, 09/03/19	271	272
Horizon Holdings III, 1st Lien
4.500%, 10/31/22	2,000	2,115
NBTY (Nature's Bounty), Term Loan B
5.000%, 05/05/23	488	491
PHS, Lien 1
0.000%, 04/17/20	500	616
5.529%, 04/17/20	1,197	1,475

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Varsity Brands (Hercules Achievement), Term Loan B
5.000%, 12/10/21	$1,976	$2,003

Total Consumer Non-Durables		7,499

Diversified Media [1.5%]
Affinion Group, Term Loan B
6.750%, 04/30/18	978	972
ALM Media, LLC, Term Loan B
5.500%, 07/31/20(D)	208	196
AMC Entertainment, Term Loan B
0.000%, 12/15/23	1,030	1,040
Bureau Van Dijk
5.216%, 09/17/21	867	1,072
Camelot Finance, Term Loan B
4.750%, 10/03/23	973	983
CBS Radio, Term Loan B
4.500%, 10/17/23	593	598
Deluxe Entertainment Services Group, Term Loan
6.500%, 02/28/20	1,124	1,122
Donnelley Financial Solutions, Term Loan B
5.000%, 09/29/23	381	385
Harland Clarke Holdings, Cov-Lite Term Loan B-4
6.993%, 08/04/19(H)	4,143	4,136
Harland Clarke Holdings, Term Loan B3
7.000%, 05/22/18	5,431	5,433
Harland Clarke Holdings, Term Loan B-5
7.000%, 12/31/19	2,860	2,870
Learfield Communications, Term Loan
4.250%, 12/01/23	250	253
Lions Gate Entertainment, Term Loan B
3.750%, 12/08/23	3,135	3,151
McGraw-Hill Global Education Holdings LLC, Term Loan - 2022
5.000%, 05/04/22	756	756
MediArena Acquisition (Endemol), First Lien Term Loan
6.750%, 08/13/21(H)	1,457	1,340

Description	Face Amount (000)	Value (000)

Merrill Communications LLC, Term Loan - 2022
6.250%, 06/01/22	$474	$470
Nielsen Finance LLC, Term Loan B-3
3.154%, 10/04/23	965	975
Quincy Newspapers, Term Loan B, 1st Lien
0.000%, 11/02/22(H)	440	440
Rovi Solutions, Term Loan B
3.770%, 07/02/21	564	568
UFC Holdings (Buyer), Second Lien
7.500%, 08/18/24	215	221
UFC Holdings (Buyer), Term Loan B - 2023
5.000%, 08/18/23	510	516
WME IMG Holdings LLC, Second Lien
8.250%, 05/06/22(H)	3,075	3,113
WME IMG Holdings LLC, Term Loan B
5.250%, 05/06/21	2,422	2,445

Total Diversified Media		33,055

Energy [1.0%]
Alon USA, MLP Term Loan
9.250%, 11/26/18	541	539
Azure Midstream Holdings LLC, Term Loan B
7.500%, 11/15/18	152	140
Chesapeake Energy, Term Loan
8.500%, 08/23/21(H)	2,320	2,522
Chief Exploration & Development LLC, Second Lien
7.753%, 05/16/21	130	127
CITGO Petroleum, Term Loan B 2015
9.500%, 05/09/18	2,038	2,066
EMG Utica, Term Loan
4.750%, 03/27/20(H)	2,139	2,118
Energy Transfer Equity LP, Term Loan B
3.387%, 12/02/19	6,500	6,500
Euro Garage Limited, Term Loan
6.091%, 01/27/23	2,000	2,399

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Frac Tech International, Term Loan B - 2014
5.750%, 04/16/21	$641	$522
KCA Deutag, Term Loan
6.250%, 05/15/20	518	458
MEG Energy, Term Loan B - 2013
3.750%, 03/31/20(H)	657	638
Motor Fuel, Term Loan
6.000%, 08/05/22	2,000	2,474
New World Resources, Term Loan
13.000%, 10/07/17(D)	208	—
Paradigm, Term C Loan
4.750%, 07/30/19	137	109
Philadelphia Energy Solutions, Term Loan
6.250%, 04/04/18	352	278
Sheridan Production Partners, Term Loan II-A
4.340%, 12/16/20(D)	17	14
Sheridan Production Partners, Term Loan II-M
4.340%, 12/16/20(D)	6	5
Sheridan Production Partners, Term Loan II-SIP
4.340%, 12/16/20(D)	124	99
Western Refining, Term Loan B
5.250%, 11/12/20	275	276
Western Refining, Term Loan B-2
5.500%, 06/23/23	640	643

Total Energy		21,927

Financial [1.5%]
Aretec Group, Exit Term Loan
0.000%, 11/23/20	499	499
Aretec Group, Second Lien
2.000%, 05/23/21	1,571	1,359
Aruba Investments, 1st Lien
4.250%, 02/02/22	985	1,036
Dubai World, Term Loan
4.750%, 09/30/22(D)	18,392	15,449
2.000%, 09/30/18	6,840	5,557
Grosvenor Capital Management Holdings LLP, Term Loan
4.000%, 08/18/23	88	88

Description	Face Amount (000)	Value (000)

Ineos U.S. Finance LLC, 1st Lien
4.250%, 03/11/22	$982	$1,044
iStar Financial, Term Loan B
5.500%, 07/01/20	2,069	2,091
Optimal Payments Ltd., Term Loan
4.000%, 01/22/21	2,000	2,110
Russell Investments, Term Loan B
6.750%, 06/01/23	199	202
Victory Capital Management, Term Loan B
8.500%, 10/29/21	311	315
Virtu Financial LLC (aka VFH), Term Loan B
4.250%, 10/27/22	965	971
Vistra Group, Ltd., Term Loan
4.750%, 07/21/22	988	1,051
Walter Investment Management, Term Loan B
4.750%, 12/18/20	1,310	1,243

Total Financial		33,015

Food and Drug [0.4%]
Albertsons, LLC, Term Loan B-4 (2016)
4.500%, 08/25/21	998	1,009
Albertsons, LLC, Term Loan B-6
4.750%, 06/01/23	2,286	2,313
Rite Aid Corporation, Second Lien - Tranche 1 Term Loans
5.750%, 08/21/20	1,085	1,091
Rite Aid, Second Lien - Tranche 2 Term Loans
4.875%, 06/21/21	440	442
Solina Group Term Loan
4.750%, 12/16/22	2,000	2,112
Soppa Holdings, Term Loan
0.000%, 08/23/21(H)	2,000	2,110

Total Food and Drug		9,077

Food/Tobacco [0.7%]
Agrokor
10.500%, 06/04/18(D)	3,686	3,007
Amplify Snack Brands, Term Loan B
6.500%, 09/02/23	758	736

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Burger King (1011778 B.C. / New Red), Term Loan B 2015
3.750%, 12/10/21	$3,576	$3,605
Deoleo, S.A. (Deoleo USA, Inc), Initial Term Loan,
4.500%, 06/02/21	3,000	2,701
JBS USA LLC, Term Loan
4.000%, 10/30/22	386	389
JBS USA LLC, Term Loan B-2
3.750%, 09/18/20	285	288
Keurig, Term Loan
5.000%, 02/09/23	1,498	1,601
Landry's, Term Loan B (2016)
4.000%, 10/04/23	325	328
Milk Specialties, Term Loan B
6.000%, 08/16/23	1,022	1,036
United Biscuits, Term Loan
4.837%, 12/10/21	1,000	1,221

Total Food/Tobacco		14,912

Forest Prod/Containers [0.5%]
Anchor Glass Container Corporation, Term Loan (Second Lien)
0.000%, 12/07/24	85	86
Anchor Glass Container Corporation, Term Loan B
0.000%, 12/07/23	660	665
Ardagh Holdings USA, Incremental Term Loan B
3.000%, 12/17/21	923	932
Berry Plastics, Term Loan D
3.500%, 02/08/20	1,539	1,549
Berry Plastics, Term Loan H
3.750%, 10/01/22	584	590
Caraustar Industries, Term Loan B
8.000%, 05/01/19	344	349
CD&R Millennium LLC (Mauser), First Lien Term Loan
4.500%, 07/31/21	252	254
CD&R Millennium LLC (Mauser), Second Lien
8.750%, 07/31/22	675	672
Flex Acquisition Company (Novolex), Bridge Loan
8.000%, 12/29/17	1,250	1,247

Description	Face Amount (000)	Value (000)

Flex Acquisition Company (Novolex), Initial Term Loan
4.250%, 12/29/23(H)	$240	$242
Oak Tea, Term Loan
4.250%, 07/02/21	265	282
Printpack Holdings, Term Loan
5.000%, 07/26/23	439	442
ProAmpac, Term Loan B
5.000%, 11/20/23(H)	910	920
Reynolds Group Holdings, US Term Loan
4.250%, 02/05/23	1,926	1,950
Signode Industrial Group US, Term Loan B
4.000%, 05/01/21	1,842	1,855

Total Forest Prod/Containers		12,035

Gaming And Hotels [0.1%]
Four Seasons Holdings, Term Loan 2013, 1st Lien
3.750%, 11/21/23	1,240	1,253

Gaming/Leisure [2.0%]
Amaya, First Lien Term Loan
5.000%, 08/01/21	1,190	1,194
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	389	389
Boyd Gaming, Term B Loan
3.526%, 09/15/23	449	454
Boyd Gaming, Term Loan B
3.990%, 08/08/20	62	62
Caesars Entertainment, Term Loan
7.000%, 10/11/20	3,476	3,505
Caesars Entertainment, Term Loan B-5
0.000%, 03/01/17(H)	500	543
Caesars Entertainment, Term Loan B-6 Extended
11.250%, 03/01/18(C) (E)(H)	5,586	6,191
Caesars Entertainment, Term Loan B7
13.250%, 03/01/17(E)(H)	1,350	1,579
CCM Merger (Motor City), Term Loan B - new
4.500%, 08/06/21	1,452	1,464

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Cyan Blue Holdco 2 Limited, Initial Term Loan, 1st Lien
6.500%, 02/25/22	$1,000	$1,240
Diamond Resorts, Term Loan B
7.000%, 09/02/23	2,738	2,738
ESH Hospitality, Term Loan
3.770%, 08/30/23	1,496	1,513
Global Cash Access, Term Loan B
6.250%, 12/18/20	377	365
GLP Capital LP (Gaming & Leisure), Incremental Tranche A-1
2.385%, 04/29/21	4,230	4,172
Hilton Worldwide Finance, LLC, Term Loan B-1
3.500%, 10/26/20(C)	588	593
Hilton Worldwide Finance, LLC, Term Loan B-2
3.250%, 10/25/23	7,997	8,083
La Quinta Intermediate Holdings, Term Loan B
3.750%, 04/14/21	413	412
Las Vegas Sands, Term Loan B
0.000%, 12/19/20(H)	325	326
MGM Growth Properties, Term Loan B
3.520%, 04/25/23	1,082	1,094
MGM Resorts, Term Loan A
3.356%, 04/23/21	725	723
Mohegan Tribal Gaming, Term Loan B (2016)
5.500%, 10/13/23(H)	905	911
Nordic Cinema, Term Loan
4.000%, 06/10/22	2,000	2,113
Park Resorts Group Limited, Term Loan
5.762%, 10/07/22	1,000	1,233
Playa Resorts Holding, Term Loan B
4.000%, 08/09/19	343	343
Scientific Games, Term Loan B
4.250%, 10/18/20	29	30
4.250%, 10/18/20	645	653
6.000%, 10/18/20(H)	722	731
Station Casinos, Term Loan B
3.750%, 06/08/23	289	292

Description	Face Amount (000)	Value (000)

Tipico, Term Loan
5.000%, 04/27/22	$1,500	$1,602
Wynn America, Tranche A Term Loans
2.340%, 11/19/20	380	372

Total Gaming/Leisure		44,920

Healthcare [2.8%]
Albany Molecular Research, Term Loan B
6.006%, 07/16/21	453	457
Alere, Term Loan A
3.610%, 06/18/20	336	334
Alpha BidCo SAS, Facility B Loan, 1st Lien
5.000%, 01/30/23	1,000	1,066
Apollo 5 GmbH, Facility B (Dragenopharm), 1st Lien
5.000%, 09/29/20	2,000	1,941
Ardent Legacy Holdings, Term Loan B
6.500%, 08/04/21(H)	830	824
CDRH (Healogics), Term Loan B
5.250%, 07/01/21	223	202
Ceva Sante Animale, Cov-Lite, Term Loan B, 1st Lien
0.000%, 06/30/21	1,000	1,064
Coherent Holding, Term Loan
0.000%, 08/01/23	2,000	2,132
Community Health Systems, Term Loan A - 2019
3.435%, 01/25/19	2,997	2,949
Community Health Systems, Term Loan F
4.185%, 12/27/18(H)	2,398	2,356
Community Health Systems, Term Loan G
3.750%, 12/25/19	1,622	1,570
Community Health Systems, Term Loan H
4.000%, 01/15/21(H)	1,908	1,845
Concordia Healthcare, Initial Dollar Term Loans
5.250%, 10/21/21	3,002	2,328
ConvaTec Healthcare, Term B Loan
3.250%, 10/25/23	280	282

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Emdeon, Term Loan B-2
3.750%, 11/02/18	$1,212	$1,214
Endo Pharmaceutical, Term Loan B
3.813%, 09/26/22	1,902	1,910
Explorer Holdings, Term Loan B
6.000%, 05/02/23	373	381
Gesundheits, Term Loan
4.750%, 07/25/21	1,000	1,057
Greatbatch, Ltd., Term Loan B
5.250%, 10/27/22	1,511	1,517
Grifols, Term Loan B
3.715%, 02/27/21	1,622	1,632
Halyard Health, Cov-Lite, Term Loan B, 1st Lien
0.000%, 11/01/21(H)	765	767
HCA, Term Loan B-6
4.020%, 03/18/23	1,876	1,898
HCA, Term Loan B-7
3.520%, 02/15/24	2,713	2,744
Iasis Healthcare, Term Loan B - 2013
4.500%, 05/03/18	2,254	2,233
IMS Healthcare, Term Loan B - 2021
3.500%, 03/17/21	544	547
Indivior Finance S.Ar.l., Term Loan B
7.000%, 12/19/19(H)	1,755	1,762
inVentiv Health, Term Loan B
4.750%, 11/09/23	400	403
Kindred Healthcare, Term Loan B
4.250%, 04/09/21	799	797
Kinetic Concepts, Term Loan F-1
5.000%, 11/04/20	255	255
Lannett Company, Term Loan B
6.375%, 11/25/22	602	588
Lannett, Term Loan A
5.750%, 11/25/20	1,599	1,547
MultiPlan, Term Loan B
5.000%, 06/07/23(H)	3,853	3,917
Novacap, Term Loan
5.000%, 04/28/23	1,000	1,060

Description	Face Amount (000)	Value (000)

Pharmaceutical Product Development, Term Loan
4.250%, 08/18/22	$258	$261
Quorum Health, Term Loan B
6.750%, 04/29/22	1,150	1,125
Royalty Pharma (aka RPI), Term Loan B-5
3.176%, 10/14/22	1,034	1,045
Siemens Audiology, Lien 1
4.250%, 01/17/22	983	1,047
Sunrise Medical, Cov-lite Term Loan
5.000%, 07/05/22	303	319
Sunrise Medical, Lien 1 Term Loan B
5.000%, 07/05/22	2,197	2,311
Surgical Care Affiliates LLC, Term Loan B
3.750%, 03/17/22	848	853
Unilabs Diagnostics, Cov-lite, Term Loan B, 1st Lien
0.000%, 09/27/21	2,500	2,660
Valeant Pharmaceuticals International, Series A-3 Tranche A Term Loan
4.360%, 10/20/18	2,033	2,026
Valeant Pharmaceuticals International, Series A-4 Tranche A Term Loan
4.500%, 04/01/20(H)	893	879
Valeant Pharmaceuticals International, Series D-2 Tranche B Term Loan
5.000%, 02/13/19	251	251
Valeant Pharmaceuticals International, Series E Tranche B Term Loan
5.250%, 08/05/20	2,829	2,820
Vedici/Elsan, Term Loan B, 1st Lien
0.000%, 10/31/22(H)	2,000	2,125

Total Healthcare		63,301

Housing [0.6%]
ABC Supply, Term Loan B - new
3.520%, 10/31/23	1,260	1,271

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Beazer Homes USA, Term Loan
6.750%, 03/11/18	$1,179	$1,167
Capital Automotive LP, Second Lien
6.000%, 04/30/20	2,205	2,229
Capital Automotive LP, Term Loan - 2013
4.000%, 04/10/19	1,383	1,396
DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien)
4.250%, 11/04/21	4,537	4,559
DTZ US Borrower LLC, Second Lien
9.250%, 11/04/22	89	89
Quikrete Holdings, Term Loan B
4.000%, 11/15/23	365	368
Realogy, Term Loan B
3.750%, 07/20/22	801	804
Safway Group Holding LLC, Term Loan B
5.750%, 08/21/23	599	607

Total Housing		12,490

Industrials [0.0%]
Delachaux, Term Loan
5.250%, 09/25/21	360	440

Information Technology [2.7%]
Aricent Technologies, Term Loan
5.500%, 04/14/21(H)	436	421
Arris Group, Term Loan A
2.356%, 06/18/20	285	279
Arris Group, Term Loan B 2015
3.500%, 04/17/20	719	721
Avago Technologies Finance, Term Loan B-3
3.704%, 02/01/23	5,810	5,890
Avast Software B.V. (Sybil), Term Loan B
5.000%, 09/30/22	499	506
Avaya, Term Loan B-6
6.500%, 03/31/18	908	790
Avaya, Term Loan B-7
6.250%, 04/30/20	2,541	2,202

Description	Face Amount (000)	Value (000)

Blackboard, Term Loan B-4
6.000%, 06/30/21	$908	$914
Cavium, Term B Loan
3.750%, 08/16/22	728	734
CompuCom Systems, Term Loan B
4.250%, 05/09/20	79	61
Cortes NP Acquisition, Term Loan B
6.000%, 11/30/23	1,215	1,230
Cypress Semiconductor Corporation, Term Loan B
6.500%, 07/05/21	642	655
Dell, Term A2 Loan
2.860%, 09/07/21(H)	3,385	3,380
Dell, Term A3 Loan
2.770%, 12/31/18	2,030	2,027
Dell, Term Loan B
4.020%, 09/07/23	4,295	4,366
EIG Investors, Term Loan
6.000%, 02/09/23	586	581
Epicor Software Corporation, Term Loan B-1
5.000%, 06/01/22	698	706
Equinix, Cov-Lite, Term Loan B, 1st Lien
0.000%, 12/07/23(H)	2,500	2,647
EVO Payments International, Second Lien
0.000%, 12/08/24(H)	125	124
EVO Payments International, Term Loan B
0.000%, 12/08/23(H)	655	658
Globallogic Holdings, Term Loan B
5.500%, 06/20/22(H)	365	364
Imagine Print Solutions, Term Loan B
7.000%, 03/30/22	333	338
Infinitas, Term Loan
5.500%, 02/05/23	2,000	2,128
Inovalon Holdings, Term Loan
1.856%, 09/19/19	1,889	1,804
Internap Network Services, Term Loan
7.000%, 11/26/19(D)	425	385
ION Trading Technologies S.A.R.L., Tranche B-1 Euro Term Loan,
4.500%, 06/10/21	1,640	1,740

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

iParadigms Holdings LLC, First Lien Term Loan
5.000%, 07/30/21	$120	$117
IPC, Term Loan B-1
5.500%, 08/06/21	275	263
JDA Software Group (RP Crown), Term Loan B
4.500%, 10/12/23	285	288
LGC Science Holdings Limited, Term Loan
4.750%, 01/27/23	1,285	1,371
M/A-COM Technology Solutions, Term Loan
4.628%, 05/07/21	185	186
Oberthur, Cov-Lite, Term Loan B-1, 1st Lien
0.000%, 12/14/23(H)	764	806
Oberthur, Cov-Lite, Term Loan B-2, 1st Lien
0.000%, 12/14/23(H)	1,236	1,304
Ocwen Financial Corporation, Term Loan
6.000%, 12/07/20(H)	1,310	1,323
On Semiconductor, Term Loan
2.596%, 01/02/18	281	280
On Semiconductor, Term Loan B - new
4.020%, 03/31/23	404	409
Presidio, Term Loan - 2022
5.250%, 02/02/22	1,362	1,374
Quest Software (Seahawk), Term Loan B
7.000%, 10/31/22	245	248
Rackspace Hosting, Term Loan B
5.000%, 11/03/23(H)	980	992
RAET, Term Loan
4.250%, 07/01/21	1,500	1,576
Redtop, 1st Lien
0.000%, 12/03/20	1,000	1,061
Riverbed Technology, Term Loan B (2016)
5.000%, 04/25/22(H)	588	592
Sirius Computer Solutions (SCS), Term Loan
6.000%, 10/14/22	40	40
Sirius Computer Solutions (SCS), Term Loan B
5.250%, 10/30/22	444	449

Description	Face Amount (000)	Value (000)

SolarWinds, Term Loan B - new
5.500%, 02/03/23	$428	$433
Solera, LLC (Solera Finance), Euro Term Loan, 1st Lien
5.750%, 03/03/23	1,990	2,123
Solera, Term Loan B
5.750%, 03/03/23	1,504	1,523
Southern Graphics, Term Loan - 2013
4.250%, 10/17/19	201	201
SS&C Technologies, Term Loan B-1 (2022)
4.000%, 07/08/22	1,689	1,711
SS&C Technologies, Term Loan B-2 (2022)
4.020%, 07/08/22	172	175
Technicolor, Term Loan
5.500%, 07/11/20	1,203	1,209
TTM Technologies, Term Loan
5.250%, 05/31/21	984	997
Vertafore (VF Holding), Term Loan (2016)
4.250%, 06/30/23(H)	1,195	1,198
Webhelp, Term Loan
5.500%, 01/27/23	1,000	1,061
Western Digital Corporation, Term Loan A
2.584%, 04/29/21	1,000	997
Western Digital, Term Loan B (2016)
4.520%, 04/29/23	868	881
Xerox Business Services, Term Loan B
6.250%, 12/07/23	745	753

Total Information Technology		61,592

Manufacturing [0.5%]
Diebold, Term Loan B
5.250%, 11/06/23	638	647
Dynacast International LLC, Term Loan B-1
4.500%, 01/28/22	413	415
Gates Global LLC, Term Loan B
4.250%, 07/06/21(H)	1,888	1,888

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Keurig Green Mountain, Term Loan A
2.375%, 03/03/21	$2,298	$2,287
Keurig Green Mountain, Term Loan B
5.250%, 02/09/23	3,256	3,301
LTI Boyd Corporation, Second Lien
10.250%, 04/14/23	335	297
Manitowoc, Term Loan B
5.750%, 03/03/23	829	841
Otter Products, LLC, Term Loan B
5.750%, 06/03/20(H)	1,467	1,448
Ravago Holdings America, Term Loan B (2016)
5.000%, 07/13/23	448	452

Total Manufacturing		11,576

Metals/Minerals [0.5%]
Atkore International, Term Loan (2016)
4.000%, 12/15/23(H)	1,710	1,723
Atlas Iron Limited, Term Loan
5.580%, 05/06/21(D)(H)	83	50
Fairmount Minerals, Ltd., New Term Loan B-2
0.000%, 09/05/19(H)	588	570
Fortescue Metals Group (FMG), Cov-Lite Term Loan
3.750%, 06/30/19(C)	4,929	4,938
Global Brass and Copper, Term Loan B
5.250%, 07/18/23	339	346
Novelis, Incremental Term Loan
3.894%, 06/02/22	1,526	1,534
SLV, Term Loan B, 1st Lien
0.000%, 12/13/23(H)	1,000	1,059
Zekelman Industries (fka JMC Steel), Term Loan B
6.000%, 06/14/21	527	531

Total Metals/Minerals		10,751

Publishing [0.1%]
Springer Science and Business Media, Term Loan
0.000%, 06/15/20	1,995	2,102

Description	Face Amount (000)	Value (000)

Real Estate [0.1%]
Flamingo LUX II, Senior Facility B, 1st Lien
4.250%, 07/28/23	$1,482	$1,575

Retail [1.6%]
Abercrombie & Fitch Management, Term Loan B
4.750%, 08/07/21	1,168	1,147
Action Netherland, Term Loan B, 1st Lien
0.000%, 02/25/22(H)	1,000	1,063
AS Adventure, Term Loan
5.883%, 04/12/22	1,000	1,035
AS Adventure, Term Loan B
5.000%, 04/01/22	2,000	1,984
Ascena Retail Group, Tranche B Term Loan
5.250%, 08/21/22	933	909
Bass Pro Group, Term Loan B
0.000%, 12/16/23(H)	1,120	1,109
Belk, Term Loan B
5.750%, 12/12/22(H)	797	685
CWGS Group, LLC, Term Loan B - 2023
4.500%, 11/08/23	1,181	1,199
Dollar Tree, Term Loan B-2 - Fixed TL
4.250%, 07/06/22	4,210	4,266
Dollar Tree, Term Loan B-3
3.063%, 07/06/22	622	627
Dunmen Orange, Term Loan
5.000%, 12/02/22	3,000	3,130
Harbor Freight Tools USA, Term Loan
4.137%, 08/18/23	1,327	1,344
Hudson's Bay, Term Loan B - 2022
4.250%, 09/30/22	1,920	1,935
J Crew Group, Term Loan B
4.000%, 03/05/21(H)	1,217	686
JC Penney, Term Loan B
5.250%, 06/23/23	2,618	2,628
Kate Spade, Term Loan B
4.000%, 04/09/21	264	264
Men's Wearhouse, Term Loan B
4.500%, 06/18/21	412	411

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Men's Wearhouse, Term Loan B1 (Fixed)
5.000%, 06/18/21	$915	$906
Pam, Term Loan
0.000%, 06/20/22	1,000	1,231
Sears Roebuck Acceptance, Term Loan
8.500%, 07/20/20	975	974
Sears Roebuck Acceptance, Term Loan B
5.500%, 06/30/18	2,153	2,062
Toys R Us Property, Initial Term Loan
6.000%, 08/21/19	3,378	3,288
Toys R Us-Delaware, FILO CAD Term Loan
8.250%, 10/24/19	348	343
Toys R Us-Delaware, FILO US Term Loan
8.250%, 10/24/19	432	425
Toys R Us-Delaware, Term Loan B-2
5.250%, 05/25/18	1,574	1,473
Toys R Us-Delaware, Term Loan B-3
5.250%, 05/25/18	91	85
Toys R Us-Delaware, Term Loan B4
9.750%, 04/24/20	1,043	910

Total Retail		36,119

Service [2.5%]
AHT Cooling
4.271%, 11/19/20	976	1,016
AI Avocado BV
4.250%, 09/17/21	1,000	1,038
4.000%, 10/08/21	1,000	1,031
Asurion, LLC (fka Asurion Corporation), Replacement B-2 Term Loan
4.088%, 07/08/20(H)	3,425	3,452
Asurion, LLC (fka Asurion Corporation), Second Lien
8.500%, 03/03/21(H)	5,520	5,606
Asurion, LLC (fka Asurion Corporation), Term Loan B-4
5.000%, 08/04/22	2,619	2,653

Description	Face Amount (000)	Value (000)

Asurion, LLC (fka Asurion Corporation), Term Loans - PIK
10.000%, 08/31/21	$1,890	$1,942
Busy Bees Nurseries Ltd., Term Loan
4.750%, 04/29/22	1,000	1,226
Callcredit Information Group, 1st Lien
5.020%, 02/12/21	2,797	3,415
Casella Waste Systems, Term Loan B
4.000%, 10/17/23	165	166
Coinstar (Outerwall), Term B Loan (First Lien)
5.250%, 09/27/23	364	369
DigitalGlobe, Term Loan
3.508%, 01/15/24(H)	405	407
Dorna Sports, Term Loan
4.172%, 04/30/21	1,883	1,986
Environmental Resources, Term Loan
8.000%, 05/09/22	2,000	1,740
5.000%, 05/14/21	2,000	1,780
Evertec Group, LLC, Term A Loan
2.856%, 04/17/18	78	77
First Data Corporation, Term Loan
3.756%, 03/24/21	4,056	4,102
First Data Corporation, Term Loan B (2016)
3.756%, 07/10/22	4,210	4,253
GFL Environmental, Term Loan B
3.750%, 09/29/23	404	405
Hertz, Term Loan B1
0.000%, 06/30/23(H)	260	261
Hotelbeds Group, Term Loan
0.000%, 05/31/23	1,000	1,055
iQor US, Term Loan B
6.000%, 04/01/21	1,670	1,591
Kar Holdings, Term Loan B-3
4.375%, 03/09/23	2,983	3,020
LS Deco LLC (Leighton), Term Loan B
5.000%, 05/21/22	210	212
Opal Acquisition (One Call Medical), Term Loan
5.000%, 11/27/20	245	233

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Prime Security Services, Term Loan
0.000%, 05/02/22	$560	$568
Sedgwick, 2016 Replacement Term Loans
4.250%, 03/01/21	120	121
Sedgwick, First Lien Term Loan
3.750%, 03/01/21	1,468	1,470
Sedgwick, Second Lien
6.750%, 02/28/22(H)	825	823
Sedgwick, Second Lien - Add-On
6.750%, 02/28/22	135	134
Spin Holdco (Coinmach), Term Loan B
4.250%, 11/14/19	47	47
St. George's University Scholastic Services, Term Loan B
6.354%, 07/06/22	188	190
Sutherland Global Services, Initial Cayman Term Loan
6.000%, 04/23/21	266	262
Sutherland Global Services, Initial US Term Loan
6.000%, 04/23/21	1,147	1,127
TMF Group, Term Loan B, 1st Lien
0.000%, 09/29/23	1,000	1,065
TransUnion LLC, Term Loan B-2
3.520%, 04/09/21	556	561
Travelport, Term Loan B - 2021
5.000%, 09/02/21	2,507	2,529
US Foods, Term Loan B
3.770%, 06/27/23	1,413	1,427
USIC Holdings, Term Loan
4.750%, 12/08/23	285	287
Verisure Holdings, Term Loan
0.000%, 10/10/22	1,000	1,060
Vivid Seats LLC, Term Loan B
0.000%, 10/12/22	410	408
Weight Watchers International, Term Loan B-2
4.100%, 04/02/20	904	746

Total Service		55,861

Description	Face Amount (000)	Value (000)

Sovereign [0.3%]
Arab Republic of Egypt
1.884%, 01/04/21(D)	$2,348	$2,119
Republic of Angola, Term Loan
7.570%, 12/06/20(D)	6,125	5,543

Total Sovereign		7,662

Telecommunications [1.0%]
Alorica, Term Loan B
5.500%, 06/30/22	144	145
Altice Financing, Term Loan
4.000%, 07/24/23	1,980	2,104
Cable & Wireless Communications PLC (Sable), Term Loan B-1
5.520%, 01/03/23	393	398
Cable & Wireless Communications PLC (Sable), Term Loan B-2
5.830%, 12/02/22	252	255
Communications Sales & Leasing, Term Loan
4.500%, 10/24/22	683	693
Consolidated Communications, Incremental Term Loan
0.000%, 10/05/23(H)	640	643
Eircom, Term Loan
4.000%, 05/31/22	2,599	2,757
Genesys Telecommunications Laboratories, 1st Lien
0.000%, 11/17/23	2,000	2,107
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	280	284
Level 3 Communications, Term loan B-4 - 2020
4.000%, 01/15/20	3,245	3,287
LTS Buyer LLC (Light Tower), Term Loan
4.248%, 04/13/20	107	107
Numericable U.S. LLC, Term Loan B-10
4.038%, 01/14/25(H)	1,960	1,975
Numericable U.S. LLC, Term Loan B-7
5.137%, 01/15/24	2,393	2,421
Radiate Holdco, Term Loan B
0.000%, 12/09/23(H)	1,135	1,142

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Telenet International, Term Loan
3.500%, 01/31/25	$2,000	$2,111
WestCorp, Term Loan B12
3.270%, 06/17/23(H)	155	155
WestCorp, Term Loan B14
0.000%, 06/17/21(H)	565	565
Zayo Group LLC, Term Loan B - 2012
3.750%, 05/06/21	2,265	2,288

Total Telecommunications		23,437

Textile & Apparel Mfg. [0.0%]
Vivarte, BOND, 1st Lien
4.000%, 10/29/19	1,071	915

Transportation [0.5%]
Allison Transmission, Term Loan
3.256%, 09/23/22	349	354
Commercial Barge Line Company, Term Loan B 2022
9.750%, 11/12/20	534	499
Cooper Standard Automotive, Term Loan B
3.588%, 11/02/23	954	963
Federal-Mogul, Term Loan B
4.000%, 04/15/18	1,256	1,253
Federal-Mogul, Term Loan C
4.750%, 04/15/21(H)	1,994	1,972
Harvey Gulf Int'l Marine, Term Loan A
5.250%, 06/18/18(H)	584	528
Harvey Gulf Int'l Marine, Term Loan B
5.500%, 06/18/20	305	236
K&N Parent, Initial Term Loan
5.750%, 10/20/23	245	244
K&N Parent, Second Lien
9.750%, 10/19/24	165	162
MPG Holdco (Metaldyne), Term Loan B - new
3.750%, 10/20/21	349	350
Navios Maritime Midstream Partners LP, Term Loan
5.500%, 06/18/20	143	141

Description	Face Amount (000)	Value (000)

Navios Maritime Partners LP, Term Loan B
5.250%, 06/27/18	$546	$530
OSG Bulk Ships, Inc., Initial Term Loan
5.250%, 08/05/19(H)	829	807
Sage Automotive Holdings (Clearlake), Term Loan - 2022
6.000%, 11/08/22	770	762
Tower Auto Holdings, Term Loan B - 2020
4.000%, 04/23/20	556	559
Visteon, Term Loan B
3.607%, 04/09/21	812	817
Wabash National, Term Loan B
4.250%, 03/18/22	488	488

Total Transportation		10,665

Utility [1.0%]
Aria Energy Operating LLC, Term Loan B
0.000%, 05/27/22(H)	215	211
Atlantic Power, Term Loan
6.000%, 04/13/23	435	440
Bronco Midstream Funding, LLC, Term Loan B
5.000%, 08/17/20	2,283	2,278
Calpine Construction Finance, L.P., Term B-2 Loan, 1st Lien
3.340%, 01/31/22	1	1
Calpine Construction, Term Loan B-1 (2020)
3.020%, 05/03/20	105	105
Calpine, Term Loan
3.750%, 01/15/24	500	502
Calpine, Term Loan B-7
3.840%, 05/17/23	478	480
Dynegy, Term Loan B-2
4.000%, 04/23/20	100	100
Dynegy, Term Loan C
5.000%, 06/22/23(H)	1,880	1,903
Eastern Power, LLC (TPF II), Term Loan
5.000%, 10/02/21(H)	951	958
EFS Cogen, Term Loan B, 1st Lien
0.000%, 06/28/23(H)	535	539

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Acquisition Cost (000)	Value (000)

Empire Generating, LLC, Term Loan B
5.250%, 03/12/21	$1,381	$1,354
Empire Generating, LLC, Term Loan C
5.250%, 03/12/21	110	108
Longview Power, Term Loan B
7.000%, 04/13/21	1,581	1,386
Morrison Utility, Term Loan B, 1st Lien
0.000%, 09/13/23	1,500	1,821
MRH, Term Loan B-2, 1st Lien
0.000%, 12/06/23(H)	1,000	1,060
MRP Generation Holdings, LLC (TPF), Term Loan B (2016)
8.000%, 10/18/22	1,367	1,355
NRG Energy, Term Loan B
3.520%, 06/30/23	4,756	4,800
Power Buyer, LLC, Second Lien
8.250%, 11/06/20	765	761
Power Buyer, LLC, Term Loan
4.250%, 05/06/20	1,154	1,152
Talen Energy Supply, Term Loan B
0.000%, 10/18/23	300	304
Vistra Operations Company LLC, 2016 Incremental Term Loan
4.000%, 12/14/23(H)	615	623
Viva Alamo LLC, Term Loan B
5.474%, 02/22/21	271	256

Total Utility		22,497

Wireless Communications [0.1%]
T-Mobile USA, Term Loan B
3.520%, 11/09/22(C)	1,505	1,522

Total Loan Participations
(Cost $623,594)		609,658

Life Settlement Contracts [7.2%] (D) (I) (J)
American General Life #460L,
Acquired 05/30/2014*	303	384
American General Life #508L,
Acquired 05/30/2014*	2,595	2,545

Description	Acquisition Cost (000)	Value (000)

American General Life #542L,
Acquired 07/30/2015*	$83	$165
American General Life #634L,
Acquired 05/30/2014*	530	1,156
American General Life #906L,
Acquired 07/30/2015*	479	2,163
American General Life #964L,
Acquired 07/30/2015*	1,459	1,493
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	15,746
AXA Equitable Life #0932,
Acquired 11/04/2013*	1,014	3,245
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	4,296
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	199
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,786
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	3,642
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	4,731
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	1,206
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	44
Genworth Life and Annuity #6473,
Acquired 10/19/2016*	740	882
Guardian Insurance #0346,
Acquired 11/04/2013*	646	2,955
Hartford Life #4700,
Acquired 11/24/2015*	81	44
Hartford Life #7522,
Acquired 11/24/2015*	805	113
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	3,656
ING Reliastar #1649,
Acquired 12/05/2013*	61	1,307
ING Reliastar #3394,
Acquired 05/30/2014*	3,687	3,037
ING Reliastar #4842,
Acquired 11/20/2013*	921	4,230
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	2,478
John Hancock #0430,
Acquired 05/30/2014*	2,418	4,485

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)	Value (000)
John Hancock #0801,
Acquired 05/30/2014*	$1,564	$2,112
John Hancock #1929,
Acquired 05/30/2014*	3,812	4,431
John Hancock #2223,
Acquired 11/19/2013*	1,279	2,859
John Hancock #5072,
Acquired 05/30/2014*	1,409	2,534
John Hancock #5080,
Acquired 11/19/2013*	313	2,451
John Hancock #5885,
Acquired 05/30/2014*	894	1,140
John Hancock #6686,
Acquired 05/30/2014*	3,035	2,806
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,598
Lincoln National #0019,
Acquired 09/18/2015*	2,460	7,177
Lincoln National #4654,
Acquired 05/30/2014*	721	977
Lincoln National #4754,
Acquired 09/18/2015*	610	3,094
Lincoln National #4754,
Acquired 09/18/2015*	1,029	4,353
Lincoln National #5658,
Acquired 09/18/2015*	329	1,331
Lincoln National #7099,
Acquired 09/18/2015*	1,254	3,692
Lincoln National #8558,
Acquired 09/18/2015*	1,659	4,328
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	4,549
Mass Mutual #5167,
Acquired 05/30/2014*	63	1,204
Mass Mutual #5681,
Acquired 11/05/2013*	288	1,707
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	4,834
Mass Mutual #6620,
Acquired 11/05/2013*	222	1,934
Met Life #8MLU,
Acquired 05/30/2014*	1,413	4,834
Pacific Life #7850,
Acquired 05/30/2014*	550	732
Penn Life #8183,
Acquired 10/18/2016*	46	39
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,472

Description	Acquisition Cost (000)/Face Amount (000)	Value (000)
Phoenix Life #5555,
Acquired 05/30/2014*	$3,946	$4,706
Phoenix Life #5715,
Acquired 10/18/2016*	570	867
Phoenix Life #6157,
Acquired 10/18/2016*	569	833
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	5,917
Phoenix Life #8499,
Acquired 05/30/2014*	756	451
Phoenix Life #8509,
Acquired 05/30/2014*	761	426
Principal Financial #6653,
Acquired 10/30/2013*	306	1,763
Prudential #5978,
Acquired 10/02/2015*	372	1,179
Security Mutual Life #5380,
Acquired 10/30/2013*	410	1,472
Transamerica #1708,
Acquired 10/28/2013*	957	4,653
Transamerica #3426,
Acquired 11/12/2013*	274	649
Transamerica #8205,
Acquired 10/28/2013*	714	2,304
Union Central Life #4500,
Acquired 10/30/2013*	790	3,474

Total Life Settlement Contracts
(Cost $82,464)		160,870

Sovereign Debt [2.6%]
Argentina Paris Club
3.000%, 05/30/21(D)	7,111	6,040

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)

Argentine Republic Government International Bond
10.250%, 02/06/03(E)	EUR	12	$8
10.000%, 12/07/04(E)	EUR	1,244	1,441
10.000%, 02/22/07(E)	EUR	25	23
9.500%, 03/04/04(E)	EUR	27	31
9.000%, 01/07/05(E)	EUR	132	124
9.000%, 11/19/08(D) (E)	EUR	15	18
8.750%, 02/04/03(E)	EUR	30	28
8.500%, 02/23/05(E)	EUR	630	655
8.500%, 07/30/10(E)	EUR	34	31
8.125%, 10/04/04(E)	EUR	119	130
8.125%, 04/21/08(E)	EUR	85	80
8.000%, 02/25/02(D) (E)	EUR	2,033	1,391
8.000%, 02/26/08(E)	EUR	114	131
8.000%, 10/30/09(E)	EUR	366	423
7.820%, 12/31/33	EUR	10,321	10,473
7.625%, 08/11/07(E)	EUR	13	12
7.500%, 05/23/02(D) (E)	EUR	52	36
7.125%, 06/10/02(E)	EUR	97	91
7.000%, 03/18/04(E)	EUR	141	148
5.870%, 03/31/23(E)	EUR	28	35
0.000%, 07/22/03(D) (E)	EUR	66	45
0.000%, 12/22/04(E)	EUR	29	27
Bosnia & Herzegovina Government International Bond
0.563%, 12/11/17(C)	DEM	1,079	1,074
City of Cordoba
7.875%, 09/29/24		$3,500	3,430
Development Bank of Mongolia, MTN
5.750%, 03/21/17		460	449
Egypt Government International Bond
5.750%, 04/29/20		4,000	4,028
Egyptian Paris Club
5.056%, 01/01/21(D) (I)		10	7
Ethiopia International Bond
6.625%, 12/11/24		1,020	936
Export Credit Bank of Turkey
5.375%, 10/24/23		1,000	927
Ghana Government International Bond
8.500%, 10/04/17		100	103
Ivory Coast Government International Bond
5.750%, 12/31/32		4,356	4,026

Description	Face Amount (000)(1)/Shares		Value (000)

Kenya Government International Bond
5.875%, 06/24/19		$1,000	$1,024
Pakistan Government International Bond
6.875%, 06/01/17		196	199
Province of Salta Argentina
9.500%, 03/16/22		1,759	1,882
Provincia de Buenos Aires
9.250%, 04/15/17		62	63
3.000%, 11/01/17(F)	EUR	5,200	5,173
Provincia del Chubut Argentina
7.750%, 07/26/26		4,000	3,880
Republic of Belarus International Bond
8.950%, 01/26/18		4,000	4,125
Republic of Cameroon International Bond
9.500%, 11/19/25		2,300	2,473
Rwanda International Government Bond
6.625%, 05/02/23		240	237
Saderea, MTN
12.500%, 11/30/26		2,702	2,486
Saudi Government International Bond, MTN
4.500%, 10/26/46		70	67
Ukraine Government International Bond
3.984%, 05/31/40(C)		925	278

Total Sovereign Debt
(Cost $63,582)			58,288

Closed-End Fund [0.8%]
Stone Ridge Reinsurance Risk Premium Interval Fund(D)		1,699,627	17,234

Total Closed-End Fund
(Cost $17,257)			17,234

Limited Partnership [0.5%]
IT Services [0.5%]
Cartesian LP * (D)		1	10,731

Total Limited Partnership
(Cost $10,000)			10,731

Convertible Bonds [0.3%]
Coal Mining [0.0%]
New World Resources
4.000%, 10/07/20(D)		380	1

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Shares	Value (000)

Investment Companies [0.1%]
Aabar Investments PJSC, MTN
0.500%, 03/27/20	$4,000	$3,520

Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/18(D)	1,000	250

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 04/30/19(D) (E)	1,500	30

Petroleum & Fuel Products [0.2%]
Dana Gas Sukuk
9.000%, 10/31/17	4,347	4,075

Total Convertible Bonds
(Cost $10,447)		7,876

Common Stock [0.2%]
Energy [0.0%]
Lone Pine Resource * (D)	9,355	—
Templar Energy, Cl A *	105,419	738

Total Energy		738

Financial [0.0%]
Aretec Group *	3,419	45

Metals & Mining [0.0%]
New World Resources, Cl A * (D)	44,276,198	82

Oil, Gas & Consumable Fuels [0.2%]
Gulf Keystone Petroleum *	2,879,160	4,577

Services [0.0%]
A'Ayan Leasing * (D)	1,169,438	87
Astana Finance *	208,618	—

Total Services		87

Total Common Stock
(Cost $6,055)		5,529

Description	Number of Warrants/Face Amount (000)/Shares/Contracts	Value (000)

Warrants [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $ —*	27,250	$1,948
Gulf Keystone Petro,
Expires 04/18/17, Strike Price $1.69907* (D)	661,000	7

Total Warrants
(Cost $4,783)		1,955

Asset-Backed Security [0.1%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(D) (I) (J)	$4,705	1,220

Total Asset-Backed Security
(Cost $4,706)		1,220

Short-Term Investments [9.3%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	8,890,613	8,890
SEI Daily Income Trust Government Fund, Cl A, 0.320%**	200,838,883	200,839

Total Short-Term Investments
(Cost $209,729)		209,729

Total Investments [99.5%]
(Cost $2,176,516)†		$2,234,155

Purchased Option [0.0%]
Atlas Iron,
Expires 07/22/17 *	1,962,467	$—

Total Purchased Option
(Cost $1)		$—

Percentages are based on Net Assets of $2,245,947 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $2,176,516 (000), and the unrealized appreciation and depreciation were $130,124 (000) and $72,485 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
‡	Investment in Affiliate.
(1)	In U.S. dollars unless otherwise indicated.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2016, the value of these securities amounted to $252,560 (000), representing 11.2% of the net assets of the Fund.

(B)	Payment in Kind.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2016.
(D)	Security is considered illiquid. The total market value of such security as of December 31, 2016 was $235,312 (000) and represented 10.5% of net assets of the Fund.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Step Bond — The rate reported is the rate in effect on December 31, 2016. The coupon on a step bond changes on a specific date.
(G)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(H)	Unsettled bank loan.
(I)	Security is considered restricted. The total market value of such security as of December 31, 2016 was $162,097 (000) and represented 7.2% of net assets of the Fund.
(J)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2016 was $162,090 (000) and represented 7.2% of net assets of the Fund.

CHF — Swiss Franc
Cl — Class
DEM — German Mark
EUR — Euro
GBP — British Pound Sterling
LLC — Limited Liability Corporation
LLP — Limited Liability Partnership
LP — Limited Partnership
Ltd. — Limited
MLP — Master Limited Partnership
MTN — Medium Term Note
PIK — Payment-in Kind
PLC — Public Limited Company
Ser — Series
SPE — Special Purpose Entity
USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:
Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (000)
1/6/17-1/20/17	EUR	140,325	USD	150,197	$2,430
1/6/17-1/20/17	GBP	28,033	USD	35,557	1,002
1/17/17-6/1/17	CHF	9,249	USD	9,521	367
					$3,799

A list of the counterparties for the open forward foreign currency contracts held by the Fund at December 31, 2016, is as follows:
Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
US Bank	$(192,206)	$196,005	$3,799

For the period ended December 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.The following is a list of the inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,151,065	$—	$1,151,065
Loan Participations	—	607,539	2,119	609,658
Life Settlement Contracts	—	—	160,870	160,870
Sovereign Debt	—	58,281	7	58,288
Closed-End Fund	17,234	—	—	17,234
Limited Partnership	—	10,731	—	10,731
Convertible Bonds	—	7,876	—	7,876
Common Stock	4,664	865	—	5,529
Warrants	1,948	7	—	1,955
Asset-Backed Security	—	—	1,220	1,220
Short-Term Investments	209,729	—	—	209,729
Total Investments in Securities	$233,575	$1,836,364	$164,216	$2,234,155

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$—	$—	$—	$—
Forwards Contracts*
Unrealized Appreciation	—	3,799	—	3,799
Total Other Financial Instruments	$—	$3,799	$—	$3,799

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

(1)
Of the $164,216 (000) in Level 3 securities as of December 31, 2016, $162,090 (000) or 98.7% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2016:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2016	$2,185	$152,481	$10
Accrued discounts/ premiums	24	—	—
Realized gain/(loss)	—	8,070	—
Change in unrealized appreciation/(depreciation)	(90)	13,393	(3)
Purchases	—	1,926	—
Sales/paydowns	—	(15,000)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2016	$2,119	$160,870	$7
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(90)	$13,393	$(3)

	Investments Asset-Backed Securities	Total
Beginning balance as of October 1, 2016	$1,316	$155,992
Accrued discounts/ premiums	—	24
Realized gain/(loss)	—	8,070
Change in unrealized appreciation/(depreciation)	217	13,517
Purchases	—	1,926
Sales/paydowns	(313)	(15,313)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of December 31, 2016	$1,220	$164,216
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$217	$13,517

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2016 (000)	Valuation Techniques
BT SPE	$1,220	Discounted Cash Flow Model
		based on actual collection level and experienced defaults

		Observable Inputs
		Cumulated Collections
		Cumulated Defaults
		Annualized Default Rate
		Cumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%

		Valuation Techniques
Life Settlement Contracts	160,870	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	14%
		Expected Maturity (months)	2-112 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):
City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$8,930
Purchases at Cost	5
Proceeds from Sales	(45)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/16	$8,890
Dividend Income	$1

Amounts designated as “—“ are either $0 or have been rounded to $0.
For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Common Stock [93.5%]
Consumer Discretionary [4.3%]
Cedar Fair (A)	14,000	$899
Hasbro	35,400	2,754
McDonald's	37,800	4,601
Six Flags Entertainment	32,500	1,948

Total Consumer Discretionary		10,202

Consumer Staples [25.8%](B)
Altria Group	83,250	5,629
B&G Foods	125,300	5,488
Campbell Soup	15,000	907
Clorox	36,100	4,333
Coca-Cola	24,172	1,002
ConAgra Foods	27,800	1,100
Dr Pepper Snapple Group	59,100	5,359
General Mills	80,580	4,977
Hershey	24,400	2,524
Imperial Brands ADR	46,304	2,017
Kellogg	45,500	3,354
Kimberly-Clark	18,200	2,077
Lamb Weston Holdings	9,267	351
Mondelez International, Cl A	16,000	709
PepsiCo	8,000	837
Philip Morris International	59,400	5,434
Procter & Gamble	43,949	3,695
Reynolds American	36,272	2,033
Sysco	38,800	2,148
Unilever ADR	22,200	904
Universal	38,592	2,460
Vector Group	171,554	3,901

Total Consumer Staples		61,239

Energy [7.6%]
Buckeye Partners (A)	12,400	821
Chevron	34,683	4,082
ConocoPhillips	27,500	1,379
Enterprise Products Partners (A)	84,584	2,287
Exxon Mobil	25,838	2,332
NuStar Energy (A)	11,250	560
Occidental Petroleum	25,500	1,816
ONEOK	18,500	1,062
Plains All American Pipeline (A)	60,725	1,961
Sunoco (A)	3,000	81
TransCanada	37,128	1,676

Total Energy		18,057

Financials [6.4%]
Arthur J Gallagher	13,200	686
BB&T	50,000	2,351
Cincinnati Financial	58,250	4,412
Compass Diversified Holdings (A)	111,000	1,987
JPMorgan Chase	32,000	2,761
Mercury General	15,000	903
NBT Bancorp	25,935	1,086
People's United Financial	30,000	581

Description	Shares	Value (000)

US Bancorp	10,000	$514

Total Financials		15,281

Health Care [5.8%]
Bristol-Myers Squibb	52,000	3,039
GlaxoSmithKline ADR	39,300	1,514
Johnson & Johnson	42,800	4,931
Merck	50,150	2,952
Pfizer	41,944	1,362

Total Health Care		13,798

Industrials [5.3%]
3M	1,000	179
Eaton	39,700	2,663
Fly Leasing ADR *	30,877	411
General Dynamics	14,500	2,503
General Electric	13,743	434
Lockheed Martin	25,117	6,278

Total Industrials		12,468

Information Technology [2.2%]
Intel	85,000	3,083
Leidos Holdings	3,967	203
Paychex	20,000	1,217
Seagate Technology	15,000	573

Total Information Technology		5,076

Materials [2.3%]
Dow Chemical	15,009	859
EI du Pont de Nemours	32,700	2,400
Olin	38,236	979
Sonoco Products	24,000	1,265

Total Materials		5,503

REITs [13.0%]
Apartment Investment & Management, Cl A	17,229	783
Camden Property Trust	8,914	749
Care Capital Properties	9,658	242
Communications Sales & Leasing	43,225	1,098
EPR Properties	33,200	2,383
Government Properties Income Trust	35,000	667
Gramercy Property Trust	51,000	468
HCP	33,546	997
Healthcare Realty Trust	17,000	515
Healthcare Trust of America, Cl A	35,500	1,033
Lamar Advertising, Cl A	78,800	5,299
Liberty Property Trust	17,385	687
Life Storage	10,036	856
Mid-America Apartment Communities	12,000	1,175
National Health Investors	20,000	1,483
National Retail Properties	48,500	2,144
National Storage Affiliates Trust	50,000	1,104
QTS Realty Trust, Cl A	8,000	397

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Quality Care Properties *	6,709	$104
Select Income REIT	62,000	1,562
Simon Property Group	10,000	1,777
Tanger Factory Outlet Centers	27,984	1,001
Ventas	38,632	2,415
Welltower	11,612	777
Weyerhaeuser	38,400	1,156

Total REITs		30,872

Telecommunication Services [5.0%]
AT&T	94,500	4,019
Consolidated Communications Holdings	141,400	3,797
Verizon Communications	76,267	4,071

Total Telecommunication Services		11,887

Utilities [15.8%]
American Electric Power	33,500	2,109
AmeriGas Partners (A)	28,200	1,351
Atmos Energy	15,000	1,112
Avangrid	28,000	1,061
Avista	30,000	1,200
Brookfield Infrastructure Partners	54,000	1,807
Dominion Resources	24,000	1,838
DTE Energy	15,000	1,477
Duke Energy	66,006	5,123
Entergy	13,700	1,007
Eversource Energy	37,492	2,071
FirstEnergy	38,000	1,177
NiSource	20,000	443
Northwest Natural Gas	8,396	502
OGE Energy	33,600	1,124
Pattern Energy Group, Cl A	22,000	418
Pinnacle West Capital	28,885	2,254
Portland General Electric	12,000	520
PPL	20,000	681
SCANA	42,400	3,107
Sempra Energy	9,000	906
Suburban Propane Partners (A)	11,200	337
United Utilities Group ADR	17,318	390
WEC Energy Group	36,500	2,141
Westar Energy, Cl A	30,000	1,690
Xcel Energy	40,000	1,628

Total Utilities		37,474

Total Common Stock
(Cost $162,499)		221,857

Exchange Traded Funds [2.0%]
iShares US Preferred Stock ETF	27,300	1,016
PowerShares Preferred Portfolio	269,500	3,835

Total Exchange Traded Funds
(Cost $5,027)		4,851

Description	Shares/Face Amount (000)	Value (000)

Preferred Stock [1.5%]
Financials [0.6%]
AmTrust Financial Services, 7.500%	10,000	$258
Bank of America, 6.500%	10,000	255
Capital One Financial, 6.700%	10,000	259
JPMorgan Chase, 6.125%	10,000	254
Wells Fargo, 6.000%	10,000	251
Wells Fargo Real Estate Investment, 6.375%	10,000	252

Total Financials		1,529

REITs [0.5%]
National Retail Properties, 6.625%	20,000	467
PS Business Parks, 5.200%	10,000	216
Public Storage, 5.900%	20,000	473

Total REITs		1,156

Telecommunication Services [0.2%]
Qwest, 7.000%	10,000	251
Verizon Communications, 5.900%	10,000	261

Total Telecommunication Services		512

Utilities [0.2%]
Dominion Resources, 5.250%	5,000	111
Southern, 6.250%	10,000	261

Total Utilities		372

Total Preferred Stock
(Cost $3,625)		3,569

Asset-Backed Security [0.0%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16(C) (D)	$241	62

Total Asset-Backed Security
(Cost $241)		62

Short-Term Investments [2.8%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	3,283,277	3,283
SEI Daily Income Trust Government Fund, Cl A, 0.320%**	3,394,462	3,395

Total Short-Term Investments
(Cost $6,678)		6,678

Total Investments [99.8%]
(Cost $178,070)†		$237,017

Percentages are based on Net Assets of $237,423 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $178,070 (000), and the unrealized appreciation and depreciation were $62,001 (000) and $3,054 (000), respectively.
*	Non-income producing security.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2016  (Unaudited)

City National Rochdale Dividend & Income Fund

**	The rate reported is the 7-day effective yield as of December 31, 2016.
‡	Investment in Affiliate.
(A)	Security is a Master Limited Partnership. At December 31, 2016, such securities amounted to $10,284 (000), or 4.3% of Net Assets.
(B)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
(C)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2016 was $62 (000) and represented 0.0% of net assets of the Fund.

(D)	Security is considered illiquid. The total market value of such security as of December 31, 2016 was $62 (000) and represented 0.0% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPE — Special Purpose Entity

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$221,857	$—	$—	$221,857
Exchange Traded Funds	4,851	—	—	4,851
Preferred Stock	3,569	—	—	3,569
Asset-Backed Security	—	—	62	62
Short-Term Investments	6,678	—	—	6,678
Total Investments in Securities	$236,955	$—	$62	$237,017

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2016:

Investments in Asset-Backed Security
Beginning balance as of October 1, 2016	$67
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	11
Purchases	—
Sales/paydowns	(16)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2016	$62
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$11

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2016 (000)	Valuation Techniques
BT SPE	$62	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):
City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$3,417
Purchases at Cost	6,045
Proceeds from Sales	(6,179)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/16	$3,283
Dividend Income	$—

Amounts designated as "—" are either $0 or have been rounded to $0.
For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Common Stock [98.7%]
Aerospace & Defense [2.3%]
Northrop Grumman	12,100	$2,814
Raytheon	15,000	2,130

Total Aerospace & Defense		4,944

Auto Components [1.6%]
Magna International	80,800	3,507

Banks [8.2%]
JPMorgan Chase	77,100	6,653
PNC Financial Services Group	38,000	4,445
SunTrust Banks	41,200	2,260
US Bancorp	90,000	4,623

Total Banks		17,981

Beverages [2.3%]
PepsiCo	48,000	5,022

Biotechnology [1.9%]
Celgene *	36,100	4,179

Building Products [0.6%]
Lennox International	8,800	1,348

Capital Markets [4.2%]
BlackRock, Cl A	12,000	4,566
CME Group, Cl A	40,900	4,718

Total Capital Markets		9,284

Chemicals [1.5%]
Dow Chemical	19,000	1,087
Ecolab	18,900	2,216

Total Chemicals		3,303

Commercial Services & Supplies [1.8%]
Cintas	35,000	4,045

Construction Materials [0.5%]
Vulcan Materials	8,400	1,051

Diversified Financial Services [1.0%]
Berkshire Hathaway, Cl B *	13,000	2,119

Electric Utilities [2.9%]
PG&E	102,800	6,247

Energy Equipment & Services [2.1%]
Schlumberger	53,700	4,508

Food & Staples Retailing [3.4%]
Costco Wholesale	22,800	3,651
Wal-Mart Stores	54,300	3,753

Total Food & Staples Retailing		7,404

Health Care Equipment & Supplies [2.6%]
Danaher	28,000	2,179

Description	Shares	Value (000)

Edwards Lifesciences *	38,000	$3,561

Total Health Care Equipment & Supplies		5,740

Health Care Providers & Services [2.8%]
UnitedHealth Group	38,600	6,178

Hotels, Restaurants & Leisure [3.1%]
McDonald's	32,800	3,993
Starbucks	51,500	2,859

Total Hotels, Restaurants & Leisure		6,852

Household Durables [1.6%]
PulteGroup	190,000	3,492

Household Products [1.8%]
Colgate-Palmolive	61,700	4,038

Industrial Conglomerates [1.3%]
Honeywell International	24,800	2,873

Insurance [2.4%]
American International Group	79,200	5,172

Internet Software & Services [5.9%]
Alphabet, Cl A *	8,600	6,815
Alphabet, Cl C *	1,800	1,389
Facebook, Cl A *	40,600	4,671

Total Internet Software & Services		12,875

IT Services [7.2%]
Fiserv *	24,200	2,572
Mastercard, Cl A	62,200	6,422
Visa, Cl A	87,000	6,788

Total IT Services		15,782

Life Sciences Tools & Services [1.9%]
Thermo Fisher Scientific	29,200	4,120

Machinery [1.2%]
Wabtec	31,700	2,632

Media [5.2%]
Comcast, Cl A	76,600	5,289
Time Warner	26,600	2,568
Walt Disney	34,000	3,543

Total Media		11,400

Oil, Gas & Consumable Fuels [4.6%]
Cabot Oil & Gas	46,100	1,077
Chevron	26,600	3,131
Exxon Mobil	54,400	4,910
Pioneer Natural Resources	5,900	1,062

Total Oil, Gas & Consumable Fuels		10,180

Pharmaceuticals [5.6%]
Eli Lilly	48,000	3,530
Johnson & Johnson	42,000	4,839

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Zoetis, Cl A	74,000	$3,961

Total Pharmaceuticals		12,330

Professional Services [1.5%]
Equifax	28,000	3,310

Real Estate Investment Trusts [1.9%]
Essex Property Trust	18,000	4,185

Semiconductors & Semiconductor Equipment [2.3%]
NXP Semiconductors *	52,300	5,126

Software [4.1%]
Adobe Systems *	32,600	3,356
Microsoft	90,900	5,649

Total Software		9,005

Specialty Retail [3.6%]
Home Depot	43,500	5,832
Lowe's	30,000	2,134

Total Specialty Retail		7,966

Technology Hardware, Storage & Peripherals [2.1%]
Apple	40,300	4,667

Water Utilities [1.7%]
American Water Works	51,500	3,727

Total Common Stock
(Cost $177,323)		216,592

Short-Term Investments [0.1%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%**‡	163,374	163
Goldman Sachs Financial Square Funds - Government Fund, 0.449%**	163,374	164

Total Short-Term Investments
(Cost $327)		327

Total Investments [98.8%]
(Cost $177,650)†		$216,919

Percentages are based on Net Assets of $219,503 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $177,650 (000), and the unrealized appreciation and depreciation were $40,014 (000) and $745 (000), respectively.
‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2016.

Cl — Class

As of December 31, 2016, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$2,542
Purchases at Cost	6,008
Proceeds from Sales	(8,387)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/16	$163
Dividend Income	—

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)

Common Stock [88.4%]
Cambodia [1.5%]
NagaCorp	25,402,063	$14,675

China [35.3%]
AAC Technologies Holdings	3,171,200	28,811
Alibaba Group Holding ADR *	282,519	24,808
ANTA Sports Products	3,793,000	11,323
Baidu ADR *	65,400	10,752
Bloomage BioTechnology	5,592,500	8,423
China Medical System Holdings	9,949,000	15,755
China Overseas Land & Investment	2,904,000	7,696
China Railway Group, Cl H	13,871,000	11,412
China State Construction International Holdings	6,627,091	9,914
Ctrip.com International ADR *	256,500	10,260
Great Wall Motor, Cl H	30,646,500	28,613
Minth Group	4,370,000	13,610
New Oriental Education & Technology Group ADR *	366,500	15,430
Ping An Insurance Group of China, Cl H	3,750,000	18,763
Sunac China Holdings	2,703,000	2,248
Sunny Optical Technology Group	8,896,132	38,948
Tencent Holdings	2,002,100	48,978
XTEP International Holdings	19,873,500	8,355
Zhejiang Expressway, Cl H	11,731,000	11,195
ZTE, Cl H	9,479,024	16,478

Total China		341,772

Hong Kong [8.0%]
Galaxy Entertainment Group	5,138,000	22,396
Man Wah Holdings	23,158,400	15,679
MTR	2,581,223	12,549
Skyworth Digital Holdings	22,533,983	12,844
Tongda Group Holdings	52,650,000	13,579

Total Hong Kong		77,047

India [19.7%]
Bharat Petroleum (A)	1,489,840	13,950
CESC (A)	1,526,688	14,363
Dr. Reddy's Laboratories ADR	135,300	6,126
Emami (A)	583,240	8,177
HDFC Bank (A)	360,293	7,013
HDFC Bank ADR (A)	239,000	14,502
Housing Development Finance (A)	695,772	12,944
ICICI Bank (A)	1,928,877	7,256
ICICI Bank ADR	1,283,432	9,613
ICICI Prudential Life Insurance (A) (B)	2,326,236	10,360
Infosys ADR	453,000	6,718
ITC (A)	3,641,234	12,964
Kotak Mahindra Bank (A)	1,216,940	12,904
Sun Pharmaceutical Industries (A)	220,480	2,047
Taro Pharmaceutical Industries *	79,669	8,387
Tata Motors, Cl A (A)	1,482,833	6,535
Tata Motors ADR	388,670	13,366

Description	Shares	Value (000)

Tech Mahindra (A)	2,637,336	$18,998
Zee Entertainment Enterprises	600,000	4,005

Total India		190,228

Indonesia [5.9%]
Bank Mandiri Persero	11,554,300	9,927
Cikarang Listrindo (B)	24,570,800	2,344
Ciputra Development	91,960,759	9,112
Jasa Marga Persero	22,056,243	7,072
Lippo Karawaci	87,737,461	4,689
Mitra Adiperkasa *	20,305,600	8,139
MNC Kapital Indonesia * (C) (D)	89,800,000	7,399
Surya Citra Media	38,793,500	8,062

Total Indonesia		56,744

Malaysia [2.9%]
Bermaz Auto	12,452,600	5,913
Inari Amertron	16,975,788	12,563
My EG Services	29,721,900	10,004

Total Malaysia		28,480

Philippines [7.8%]
Ayala	563,210	8,276
GT Capital Holdings	572,760	14,633
JG Summit Holdings	4,000,000	5,443
Jollibee Foods	1,895,500	7,397
Megaworld	143,013,826	10,270
Metropolitan Bank & Trust	4,388,094	6,408
Security Bank	2,503,930	9,570
SM Prime Holdings	24,560,875	14,007

Total Philippines		76,004

South Korea [1.0%]
Cosmax	93,177	9,219
Innocean Worldwide	19,836	938

Total South Korea		10,157

Thailand [5.0%]
KCE Electronics - Foreign	5,692,500	19,393
Land & Houses	40,000	11
Land & Houses NVDR	32,171,284	8,804
Minor International - Foreign	10,050,305	10,033
Minor International NVDR	1,096,700	1,095
Siam Cement - Foreign	648,000	9,012

Total Thailand		48,348

United States [1.3%]
Cognizant Technology Solutions, Cl A *	224,000	12,551

Total Common Stock
(Cost $760,245)		856,006

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares/Number of Warrants	Value (000)

Participatory Notes [2.7%]
Boci Financial - Credit Suisse #	1,227,500	$4,145
Boci Financial - UBS #	2,020,490	6,805
Hangzhou Hikvision Digital Technology - Credit Suisse #	414,513	1,422
Hangzhou Hikvision Digital Technology - UBS,
Expires 05/30/17	3,730,170	12,791
Hangzhou Hikvision Digital-A - Credit Suisse,
Expires 09/27/21	330,000	1,132

Total Participatory Notes
(Cost $25,389)		26,295

Warrants [0.1%]
Inari Amertron,
Expires 02/17/20, Strike Price 1.60 (MYR)*	1,117,403	414
Minor International,
Expires 12/31/29, Strike Price 40 (THB)*	355,427	43

Total Warrants
(Cost $–)		457

Short-Term Investments [6.8%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.070%** ‡	30,969,900	30,970
SEI Daily Income Trust Government Fund, Cl A, 0.320%**	34,615,439	34,615

Total Short-Term Investments
(Cost $65,585)		65,585

Total Investments [98.0%]
(Cost $851,219)†		$948,343

Percentages are based on Net Assets of $967,989 (000).

†	At December 31, 2016, the tax basis cost of the Fund's investments was $851,219 (000), and the unrealized appreciation and depreciation were $147,433 (000) and $50,309 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
‡	Investment in Affiliate.
#	Expiration date not available.
(A)	Securities held through a Mauritius Subsidiary.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $12,704 (000), representing 1.3% of the net assets of the Fund.

(C)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2016 was $7,399 (000) and represented 0.8% of net assets of the Fund.

(D)	Security is considered illiquid. The total market value of such security as of December 31, 2016 was $7,399 (000) and represented 0.8% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
MYR — Malaysian Ringgit
NVDR — Non Voting Depository Receipt
THB — Thai Baht

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$848,607	$—	$7,399	$856,006
Participatory Notes	—	26,295	—	26,295
Warrants	457	—	—	457
Short-Term Investments	65,585	—	—	65,585
Total Investments in Securities	$914,649	$26,295	$7,399	$948,343

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2016:

Investments in Common Stock
Beginning balance as of October 1, 2016	$8,360
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(961)
Purchases	—
Sales/paydowns	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2016	$7,399
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(961)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of December 31, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2016 (000)	Valuation Techniques

Common Stock	$7,399	Discounted from the Last Traded Price

		Observable Inputs
		N/A

		Unobservable Inputs	Discount Range
		Discount Rate	25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments
December 31, 2016 (Unaudited)

City National Rochdale Emerging Markets Fund

The following is a summary of the transactions with affiliates for the period ended December 31, 2016 (000):
City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/16	$24,145
Purchases at Cost	33,405
Proceeds from Sales	(26,580)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 12/31/16	$30,970
Dividend Income	$2

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: February 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: February 28, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt,
Treasurer

Date: February 28, 2016